UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity OTC Portfolio, Fidelity Growth & Income Portfolio, Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Small Cap Growth Fund, Fidelity Small Cap Value Fund, Fidelity Series Small Cap Opportunities Fund and Fidelity Series Blue Chip Growth Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
OTC	.76%
Actual		$ 1,000.00	$ 1,108.60	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class K	.64%
Actual		$ 1,000.00	$ 1,109.40	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.4	10.5
Amazon.com, Inc.	5.8	4.5
Google, Inc. Class C	4.3	4.3
Google, Inc. Class A	4.2	4.5
Groupon, Inc. Class A	3.9	3.7
Rackspace Hosting, Inc.	3.5	2.7
athenahealth, Inc.	2.7	2.7
Facebook, Inc. Class A	2.7	3.1
Gilead Sciences, Inc.	2.3	2.9
Activision Blizzard, Inc.	2.2	2.5
	42.0
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.9	52.1
Health Care	20.8	20.1
Consumer Discretionary	17.5	15.3
Consumer Staples	3.6	4.6
Industrials	3.1	2.1
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 98.1%		Stocks 98.9%
	Convertible Securities 1.9%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	12.4%	** Foreign investments	5.6%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.2%
Automobiles - 1.5%
Tesla Motors, Inc. (a)(d)	868,699	$ 176,867
Volkswagen AG sponsored ADR	132,100	5,892
		182,759
Hotels, Restaurants & Leisure - 1.4%
Intrawest Resorts Holdings, Inc.	764,235	7,719
Panera Bread Co. Class A (a)	540,500	92,890
Shake Shack, Inc. Class A	4,300	197
Starbucks Corp.	664,410	58,156
Vail Resorts, Inc.	89,900	7,890
Wynn Resorts Ltd.	6,215	920
		167,772
Internet & Catalog Retail - 12.6%
Amazon.com, Inc. (a)	2,007,898	711,860
ASOS PLC ADR (a)	4,946,252	205,037
Groupon, Inc. Class A (a)(d)(e)	66,933,381	479,243
Wayfair LLC:
Class A (d)	1,850,500	36,196
Class B	381,300	6,712
zulily, Inc. Class A (a)(d)	5,806,318	107,417
		1,546,465
Media - 0.6%
Charter Communications, Inc. Class A (a)	340,400	51,440
Liberty Global PLC Class A (a)	491,800	22,977
		74,417
Specialty Retail - 0.4%
Ross Stores, Inc.	526,700	48,304
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	43,215	5,702
		54,006
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG sponsored ADR	29,400	1,015
lululemon athletica, Inc. (a)	546,046	36,170
LVMH Moet Hennessy - Louis Vuitton SA ADR	1,330,800	42,865
NIKE, Inc. Class B	400	37
		80,087
TOTAL CONSUMER DISCRETIONARY		2,105,506
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Monster Beverage Corp. (a)	385,100	$ 45,037
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,292,050	184,750
Sprouts Farmers Market LLC (a)	876,600	31,917
		216,667
Food Products - 1.5%
Danone SA sponsored ADR	3,721,723	50,094
Diamond Foods, Inc. (a)	10,595	260
Keurig Green Mountain, Inc.	632,117	77,472
Mondelez International, Inc.	1,518,400	53,508
		181,334
TOTAL CONSUMER STAPLES		443,038
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	327,800	17,164
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc. (a)	85,700	5,912
EOG Resources, Inc.	116,000	10,327
Noble Energy, Inc.	355,700	16,981
		33,220
TOTAL ENERGY		50,384
FINANCIALS - 2.9%
Banks - 1.7%
Bank of America Corp.	2,179,100	33,013
Citigroup, Inc.	625,700	29,377
Commerce Bancshares, Inc.	785,295	31,412
JPMorgan Chase & Co.	513,400	27,919
Signature Bank (a)	265,300	31,075
UMB Financial Corp.	558,800	27,113
Wells Fargo & Co.	625,000	32,450
		212,359
Capital Markets - 0.2%
Carlyle Group LP	630,500	16,582
Northern Trust Corp.	185,600	12,135
		28,717
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	733,300	$ 59,170
Capital One Financial Corp.	761,000	55,713
		114,883
TOTAL FINANCIALS		355,959
HEALTH CARE - 20.7%
Biotechnology - 15.0%
Acceleron Pharma, Inc. (a)	167,000	6,591
Alexion Pharmaceuticals, Inc. (a)	707,789	129,695
Alkermes PLC (a)	865,236	62,513
Alnylam Pharmaceuticals, Inc. (a)	141,500	13,277
Amgen, Inc.	89,200	13,582
Array BioPharma, Inc. (a)	4,200,423	30,075
Auspex Pharmaceuticals, Inc.	488,600	30,024
Avalanche Biotechnologies, Inc. (a)	265,599	10,539
Avalanche Biotechnologies, Inc. (f)	700,821	27,809
BioCryst Pharmaceuticals, Inc. (a)	1,582,464	16,109
Biogen Idec, Inc. (a)	178,500	69,465
BioMarin Pharmaceutical, Inc. (a)	1,220,756	118,609
Celldex Therapeutics, Inc. (a)(d)	1,255,985	26,903
Clovis Oncology, Inc. (a)(d)	701,976	45,762
Dicerna Pharmaceuticals, Inc. (d)	253,207	5,398
Foundation Medicine, Inc. (a)(d)(e)	1,706,798	81,346
Genocea Biosciences, Inc.	686,570	5,891
Gilead Sciences, Inc. (a)	2,706,199	283,691
Intercept Pharmaceuticals, Inc. (a)	285,819	57,458
Ironwood Pharmaceuticals, Inc. Class A (a)	3,220,042	50,168
Isis Pharmaceuticals, Inc. (a)	46,249	3,169
Juno Therapeutics, Inc. (d)	66,332	2,836
KYTHERA Biopharmaceuticals, Inc. (a)(d)(e)	1,257,482	46,778
Lion Biotechnologies, Inc. (a)(d)(e)	2,613,600	20,517
Medivation, Inc. (a)	775,904	84,434
NPS Pharmaceuticals, Inc. (a)	422,700	19,385
Ophthotech Corp. (a)(d)	898,400	50,535
Otonomy, Inc.	208,938	6,101
OvaScience, Inc. (a)(d)	901,695	39,188
Pharmacyclics, Inc. (a)	145,800	24,604
Portola Pharmaceuticals, Inc. (a)(e)	2,884,007	81,992
PTC Therapeutics, Inc. (a)(e)	1,959,289	107,585
Puma Biotechnology, Inc. (a)(d)	411,804	86,924
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)(d)	1,401,386	$ 43,667
Spark Therapeutics, Inc.	11,600	580
Synageva BioPharma Corp. (a)	880,783	101,484
Ultragenyx Pharmaceutical, Inc.	257,996	14,990
uniQure B.V.	192,200	4,036
Versartis, Inc. (a)(d)	517,200	9,170
XOMA Corp. (a)(d)	1,521,913	5,418
		1,838,298
Health Care Equipment & Supplies - 0.9%
Accuray, Inc. (a)(d)	2,427,800	17,893
HeartWare International, Inc. (a)	22,700	1,896
IDEXX Laboratories, Inc. (a)	207,002	32,793
Novadaq Technologies, Inc. (a)	4,659,873	66,310
		118,892
Health Care Providers & Services - 0.5%
Accretive Health, Inc. (a)(d)(e)	9,842,302	57,577
Health Care Technology - 2.9%
athenahealth, Inc. (a)(d)(e)	2,369,183	330,999
Castlight Health, Inc. Class B (a)	65,400	581
Veeva Systems, Inc. Class A (a)(d)	1,041,100	29,942
		361,522
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	177,300	34,607
Pharmaceuticals - 1.1%
Achaogen, Inc. (a)	847,200	9,912
Flex Pharma, Inc.	108,800	1,604
GW Pharmaceuticals PLC ADR (a)(d)	130,327	9,510
Intra-Cellular Therapies, Inc. (a)	263,900	5,125
Jazz Pharmaceuticals PLC (a)	137,000	23,200
Relypsa, Inc. (a)	368,800	12,956
Roche Holding AG sponsored ADR	32,300	1,090
Shire PLC sponsored ADR	293,800	64,419
Theravance, Inc. (d)	326,579	3,681
		131,497
TOTAL HEALTH CARE		2,542,393
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 3.1%
Airlines - 1.7%
American Airlines Group, Inc.	4,350,300	$ 213,513
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	147,000	19,300
Electrical Equipment - 0.6%
SolarCity Corp. (a)(d)	1,394,048	67,765
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	533,100	34,305
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	456,980	36,380
TOTAL INDUSTRIALS		371,263
INFORMATION TECHNOLOGY - 48.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,745,200	72,377
QUALCOMM, Inc.	1,857,553	116,023
		188,400
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	5,114,700	121,934
Internet Software & Services - 20.5%
58.com, Inc. ADR (a)	30,800	1,185
Alibaba Group Holding Ltd. sponsored ADR	443,200	39,480
Baidu.com, Inc. sponsored ADR (a)	390,400	85,076
Benefitfocus, Inc. (a)(d)	3,400	82
Constant Contact, Inc. (a)	724,436	27,398
Cornerstone OnDemand, Inc. (a)(d)	1,724,882	56,835
Criteo SA sponsored ADR (a)	5,294,771	206,231
Cvent, Inc. (a)	176,200	4,401
Demandware, Inc. (a)	94,100	5,040
Dropbox, Inc. (a)(g)	331,524	6,332
E2open, Inc. (a)(d)	1,152,491	6,788
Facebook, Inc. Class A (a)	4,325,738	328,367
Google, Inc.:
Class A (a)	963,527	517,944
Class C (a)	994,377	531,514
Hortonworks, Inc.	20,800	441
LendingClub Corp.	89,900	1,687
Marketo, Inc. (a)(d)	2,011,478	69,255
New Relic, Inc.	12,500	388
Opower, Inc. (d)	800,048	9,129
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)(e)	9,689,146	$ 435,624
Textura Corp. (a)	600	15
Twitter, Inc. (a)	1,017,300	38,179
Wix.com Ltd. (a)(d)	364,405	7,208
Yahoo!, Inc. (a)	1,916,500	84,307
Yelp, Inc. (a)(d)	928,800	48,734
		2,511,640
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	233,400	12,161
Applied Micro Circuits Corp. (a)	457,650	2,403
Cirrus Logic, Inc. (a)	568,931	15,077
Cree, Inc. (a)(d)	1,408,400	49,801
Cypress Semiconductor Corp.	427,900	6,303
Marvell Technology Group Ltd.	2,168,300	33,587
Micron Technology, Inc. (a)	2,863,400	83,797
NVE Corp.	116,306	7,689
NVIDIA Corp.	7,942,361	152,533
Xilinx, Inc.	592,100	22,840
		386,191
Software - 11.4%
Activision Blizzard, Inc.	12,809,484	267,654
CommVault Systems, Inc. (a)	1,767,267	77,017
Fleetmatics Group PLC (a)	534,349	18,921
GameLoft SE (a)(e)	7,764,787	25,884
Interactive Intelligence Group, Inc. (a)	222,187	9,012
Microsoft Corp.	6,170,939	249,306
NetSuite, Inc. (a)(d)	151,300	14,892
salesforce.com, Inc. (a)	2,217,020	125,151
SAP AG sponsored ADR (d)	3,581,500	234,087
Synchronoss Technologies, Inc. (a)(e)	3,693,807	156,876
Tableau Software, Inc. (a)	12,300	993
Ubisoft Entertainment SA (a)(e)	10,702,456	216,358
Xero Ltd. (a)(g)	661,157	7,523
		1,403,674
Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	10,891,020	1,275,993
Electronics for Imaging, Inc. (a)	287,923	11,128
Nimble Storage, Inc. (a)(d)	719,744	16,144
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
SanDisk Corp.	691,400	$ 52,484
Silicon Graphics International Corp. (a)	1,774	17
		1,355,766
TOTAL INFORMATION TECHNOLOGY		5,967,605
MATERIALS - 0.6%
Chemicals - 0.3%
Monsanto Co.	333,800	39,382
Metals & Mining - 0.3%
Anglo American PLC ADR	4,430,000	37,168
TOTAL MATERIALS		76,550
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	265,500	9,839
Level 3 Communications, Inc. (a)	1,250,747	62,212
		72,051
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	1,179,100	41,422
TOTAL TELECOMMUNICATION SERVICES		113,473
TOTAL COMMON STOCKS (Cost $9,522,393)		12,026,171
Convertible Preferred Stocks - 1.9%

CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(g)	16,562,507	20,372
Series G, 8.00% (g)	3,185,945	3,919
		24,291
Internet & Catalog Retail - 0.0%
One Kings Lane, Inc. Series E (g)	648,635	3,970
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Turn, Inc. Series E (a)(g)	1,199,041	$ 8,801
TOTAL CONSUMER DISCRETIONARY		37,062
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (g)	6,064,833	20,000
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Aduro Biotech, Inc. Series D (g)	2,692,455	7,277
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (g)	62,037	4,805
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (g)	2,256,164	75,170
Uber Technologies, Inc. Series E, 8.00% (g)	150,072	5,000
		80,170
IT Services - 0.4%
AppNexus, Inc. Series E (g)	1,416,796	40,237
Nutanix, Inc. Series E (g)	311,503	4,271
		44,508
Software - 0.2%
Cloudera, Inc. Series F (g)	126,709	2,471
Cloudflare, Inc. Series D (g)	395,787	2,424
Taboola.Com Ltd. Series E (g)	1,918,392	20,000
		24,895
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	184,982	2,808
TOTAL INFORMATION TECHNOLOGY		152,381
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series D (g)	1,220,504	15,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $181,572)		236,525
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	75,809,389	$ 75,809
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	526,186,171	526,186
TOTAL MONEY MARKET FUNDS (Cost $601,995)		601,995
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $10,305,960)		12,864,691
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(597,229)
NET ASSETS - 100%		$ 12,267,462
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,809,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250,380,000 or 2.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aduro Biotech, Inc. Series D	12/19/14	$ 7,277
Altiostar Networks, Inc. Series D	1/7/15	$ 15,000
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$ 28,382
Cloudera, Inc. Series F	2/5/14	$ 1,845
Cloudflare, Inc. Series D	11/5/14	$ 2,424
Dropbox, Inc.	5/2/12	$ 3,000
Nutanix, Inc. Series E	8/26/14	$ 4,173
One Kings Lane, Inc. Series E	1/29/14	$ 10,000
Security	Acquisition Date	Acquisition Cost (000s)
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Redfin Corp. Series G	12/16/14	$ 20,000
Roku, Inc. 8.00%	5/7/13	$ 15,000
Roku, Inc. Series G, 8.00%	10/1/14	$ 4,140
Space Exploration Technologies Corp. Series G	1/20/15	$ 4,805
Taboola.Com Ltd. Series E	12/22/14	$ 20,000
Turn, Inc. Series E	12/30/13	$ 10,000
Uber Technologies, Inc.	12/5/14	$ 5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 35,000
Xero Ltd.	10/14/13	$ 10,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	2,845
Total	$ 2,869
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 82,872	$ -	$ -	$ -	$ 57,577
ASOS PLC	-	162,163	180,696	-	-
ASOS PLC ADR	-	187,227	-	-	205,037
athenahealth, Inc.	294,726	-	-	-	330,999
CommVault Systems, Inc.	159,387	5,572	82,116	-	-
Criteo SA sponsored ADR	-	181,467	3,134	-	206,231
E2open, Inc.	25,119	-	4,307	-	-
Foundation Medicine, Inc.	35,879	11,036	22,177	-	81,346
GameLoft SE	49,492	-	-	-	25,884
Groupon, Inc. Class A	390,059	39,856	-	-	479,243
KYTHERA Biopharmaceuticals, Inc.	42,226	-	-	-	46,778
Lion Biotechnologies, Inc.	12,870	5,175	585	-	20,517
Marketo, Inc.	56,923	-	2,249	-	-
Novadaq Technologies, Inc.	38,683	27,409	-	-	66,310
NVE Corp.	17,620	-	10,456	244	-
Portola Pharmaceuticals, Inc.	58,747	14,580	-	-	81,992
PTC Therapeutics, Inc.	55,466	2,229	8,514	-	107,585
Rackspace Hosting, Inc.	293,484	-	-	-	435,624
Synchronoss Technologies, Inc.	165,112	-	19,125	-	156,876
Ubisoft Entertainment SA	169,602	9,886	-	-	216,358
Total	$ 1,948,267	$ 646,600	$ 333,359	$ 244	$ 2,518,357
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,142,568	$ 2,098,794	$ 6,712	$ 37,062
Consumer Staples	443,038	443,038	-	-
Energy	50,384	50,384	-	-
Financials	375,959	355,959	-	20,000
Health Care	2,549,670	2,542,393	-	7,277
Industrials	376,068	371,263	-	4,805
Information Technology	6,119,986	5,961,273	-	158,713
Materials	76,550	76,550	-	-
Telecommunication Services	128,473	113,473	-	15,000
Money Market Funds	601,995	601,995	-	-
Total Investments in Securities:	$ 12,864,691	$ 12,615,122	$ 6,712	$ 242,857
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 45,831
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	52,903
Cost of Purchases	59,979
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 158,713
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 52,903
Other Investments in Securities
Beginning Balance	$ 47,700
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,778)
Cost of Purchases	51,222
Proceeds of Sales	(10,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 84,144
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (4,778)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
France	4.5%
United Kingdom	2.6%
Germany	2.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $506,675) - See accompanying schedule: Unaffiliated issuers (cost $7,489,478)	$ 9,744,339
Fidelity Central Funds (cost $601,995)	601,995
Other affiliated issuers (cost $2,214,487)	2,518,357
Total Investments (cost $10,305,960)		$ 12,864,691
Receivable for investments sold		213,170
Receivable for fund shares sold		14,409
Dividends receivable		1,191
Distributions receivable from Fidelity Central Funds		563
Prepaid expenses		21
Other receivables		237
Total assets		13,094,282

Liabilities
Payable for investments purchased	$ 284,966
Payable for fund shares redeemed	7,566
Accrued management fee	6,454
Other affiliated payables	1,417
Other payables and accrued expenses	231
Collateral on securities loaned, at value	526,186
Total liabilities		826,820

Net Assets		$ 12,267,462
Net Assets consist of:
Paid in capital		$ 9,582,671
Accumulated net investment loss		(9,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		135,263
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,558,701
Net Assets		$ 12,267,462

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($8,628,414 ÷ 108,568 shares)	$ 79.47

Class K: Net Asset Value, offering price and redemption price per share ($3,639,048 ÷ 45,352 shares)	$ 80.24

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends (including $244 earned from other affiliated issuers)		$ 30,107
Income from Fidelity Central Funds (including $2,845 from security lending)		2,869
Total income		32,976

Expenses
Management fee Basic fee	$ 34,813
Performance adjustment	(1,310)
Transfer agent fees	7,604
Accounting and security lending fees	728
Custodian fees and expenses	107
Independent trustees' compensation	25
Registration fees	113
Audit	35
Legal	29
Interest	2
Miscellaneous	30
Total expenses before reductions	42,176
Expense reductions	(169)	42,007
Net investment income (loss)		(9,031)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	706,488
Other affiliated issuers	(1,723)
Foreign currency transactions	(29)
Total net realized gain (loss)		704,736
Change in net unrealized appreciation (depreciation) on: Investment securities	477,724
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		477,723
Net gain (loss)		1,182,459
Net increase (decrease) in net assets resulting from operations		$ 1,173,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,031)	$ (4,591)
Net realized gain (loss)	704,736	1,439,912
Change in net unrealized appreciation (depreciation)	477,723	164,549
Net increase (decrease) in net assets resulting from operations	1,173,428	1,599,870
Distributions to shareholders from net investment income	-	(7,143)
Distributions to shareholders from net realized gain	(1,408,891)	(1,239,587)
Total distributions	(1,408,891)	(1,246,730)
Share transactions - net increase (decrease)	1,727,101	1,469,555
Total increase (decrease) in net assets	1,491,638	1,822,695

Net Assets
Beginning of period	10,775,824	8,953,129
End of period (including accumulated net investment loss of $9,173 and accumulated net investment loss of $142, respectively)	$ 12,267,462	$ 10,775,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 81.23	$ 78.98	$ 57.53	$ 59.28	$ 45.00	$ 38.73
Income from Investment Operations
Net investment income (loss) D	(.08)	(.06)	.36 G	(.08) H	(.27)	(.23)
Net realized and unrealized gain (loss)	8.60	12.78	21.37	(1.67)	14.55	6.50
Total from investment operations	8.52	12.72	21.73	(1.75)	14.28	6.27
Distributions from net investment income	-	(.05)	(.28)	-	-	-
Distributions from net realized gain	(10.28)	(10.42)	-	-	-	-
Total distributions	(10.28)	(10.47)	(.28)	-	-	-
Net asset value, end of period	$ 79.47	$ 81.23	$ 78.98	$ 57.53	$ 59.28	$ 45.00
Total ReturnB, C	10.86%	17.96%	37.93%	(2.95)%	31.73%	16.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.76% A	.77%	.76%	.91%	.94%	1.06%
Expenses net of fee waivers, if any	.76% A	.77%	.76%	.91%	.94%	1.06%
Expenses net of all reductions	.76% A	.76%	.74%	.90%	.92%	1.04%
Net investment income (loss)	(.19)% A	(.08)%	.55%G	(.14)%H	(.49)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,628	$ 7,870	$ 6,693	$ 5,499	$ 6,374	$ 5,080
Portfolio turnover rateF	74% A	106%	116%	149%	158%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 81.96	$ 79.60	$ 57.94	$ 59.61	$ 45.19	$ 38.83
Income from Investment Operations
Net investment income (loss) D	(.03)	.04	.45H	-I,K	(.19)	(.16)
Net realized and unrealized gain (loss)	8.68	12.87	21.53	(1.67)	14.61	6.52
Total from investment operations	8.65	12.91	21.98	(1.67)	14.42	6.36
Distributions from net investment income	-	(.10)	(.32)	-	-	-
Distributions from net realized gain	(10.37)	(10.46)	-	-	-	-
Total distributions	(10.37)	(10.55) L	(.32)	-	-	-
Net asset value, end of period	$ 80.24	$ 81.96	$ 79.60	$ 57.94	$ 59.61	$ 45.19
Total ReturnB, C	10.94%	18.10%	38.11%	(2.80)%	31.91%	16.38%
Ratios to Average Net Assets E, J
Expenses before reductions	.64% A	.65%	.62%	.77%	.80%	.90%
Expenses net of fee waivers, if any	.64% A	.65%	.62%	.77%	.80%	.90%
Expenses net of all reductions	.64% A	.64%	.60%	.76%	.78%	.88%
Net investment income (loss)	(.07)% A	.05%	.69% H	-%G,I	(.35)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,639	$ 2,906	$ 2,260	$ 1,644	$ 1,363	$ 936
Portfolio turnover rateF	74% A	106%	116%	149%	158%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/2015 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$242,857	Last transaction price	Transaction price	$2.70 - $77.46 / $23.63	Increase
		Market comparable	Discount rate	10.0% - 20.0% / 15.9%	Decrease
			EV/Sales multiple	1.5 - 10.7 / 3.7	Increase
			Discount for lack of marketability	30.0%	Decrease
			Premium rate	10.0%	Increase
		Tender offer	Tender offer price	$19.10	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,230,538
Gross unrealized depreciation	(721,222)
Net unrealized appreciation (depreciation) on securities	$ 2,509,316

Tax cost	$ 10,355,375

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for

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3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,649,643 and $4,326,366, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
OTC	$ 6,820.17
Class K	784.05
	$ 7,604

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $104 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,113.34%		$ 2

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,658. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $110 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $164 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain OTC expenses during the period in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
OTC	$ -	$ 4,344
Class K	-	2,799
Total	$ -	$ 7,143

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
OTC	$ 1,012,326	$ 926,740
Class K	396,565	312,847
Total	$ 1,408,891	$ 1,239,587

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
OTC
Shares sold	11,524	26,717	$ 924,899	$ 2,114,409
Reinvestment of distributions	12,406	12,308	984,998	905,081
Shares redeemed	(12,245)	(26,885)	(959,908)	(2,095,020)
Net increase (decrease)	11,685	12,140	$ 949,989	$ 924,470
Class K
Shares sold	10,338	11,495	$ 816,336	$ 915,992
Reinvestment of distributions	4,953	4,258	396,565	315,646
Shares redeemed	(5,394)	(8,692)	(435,789)	(686,553)
Net increase (decrease)	9,897	7,061	$ 777,112	$ 545,085

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OTC-USAN-0315
1.789288.112

Fidelity®

OTC

Portfolio -
Class K

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
OTC	.76%
Actual		$ 1,000.00	$ 1,108.60	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class K	.64%
Actual		$ 1,000.00	$ 1,109.40	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	10.4	10.5
Amazon.com, Inc.	5.8	4.5
Google, Inc. Class C	4.3	4.3
Google, Inc. Class A	4.2	4.5
Groupon, Inc. Class A	3.9	3.7
Rackspace Hosting, Inc.	3.5	2.7
athenahealth, Inc.	2.7	2.7
Facebook, Inc. Class A	2.7	3.1
Gilead Sciences, Inc.	2.3	2.9
Activision Blizzard, Inc.	2.2	2.5
	42.0
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.9	52.1
Health Care	20.8	20.1
Consumer Discretionary	17.5	15.3
Consumer Staples	3.6	4.6
Industrials	3.1	2.1
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 98.1%		Stocks 98.9%
	Convertible Securities 1.9%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	12.4%	** Foreign investments	5.6%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.2%
Automobiles - 1.5%
Tesla Motors, Inc. (a)(d)	868,699	$ 176,867
Volkswagen AG sponsored ADR	132,100	5,892
		182,759
Hotels, Restaurants & Leisure - 1.4%
Intrawest Resorts Holdings, Inc.	764,235	7,719
Panera Bread Co. Class A (a)	540,500	92,890
Shake Shack, Inc. Class A	4,300	197
Starbucks Corp.	664,410	58,156
Vail Resorts, Inc.	89,900	7,890
Wynn Resorts Ltd.	6,215	920
		167,772
Internet & Catalog Retail - 12.6%
Amazon.com, Inc. (a)	2,007,898	711,860
ASOS PLC ADR (a)	4,946,252	205,037
Groupon, Inc. Class A (a)(d)(e)	66,933,381	479,243
Wayfair LLC:
Class A (d)	1,850,500	36,196
Class B	381,300	6,712
zulily, Inc. Class A (a)(d)	5,806,318	107,417
		1,546,465
Media - 0.6%
Charter Communications, Inc. Class A (a)	340,400	51,440
Liberty Global PLC Class A (a)	491,800	22,977
		74,417
Specialty Retail - 0.4%
Ross Stores, Inc.	526,700	48,304
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	43,215	5,702
		54,006
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG sponsored ADR	29,400	1,015
lululemon athletica, Inc. (a)	546,046	36,170
LVMH Moet Hennessy - Louis Vuitton SA ADR	1,330,800	42,865
NIKE, Inc. Class B	400	37
		80,087
TOTAL CONSUMER DISCRETIONARY		2,105,506
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Monster Beverage Corp. (a)	385,100	$ 45,037
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,292,050	184,750
Sprouts Farmers Market LLC (a)	876,600	31,917
		216,667
Food Products - 1.5%
Danone SA sponsored ADR	3,721,723	50,094
Diamond Foods, Inc. (a)	10,595	260
Keurig Green Mountain, Inc.	632,117	77,472
Mondelez International, Inc.	1,518,400	53,508
		181,334
TOTAL CONSUMER STAPLES		443,038
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	327,800	17,164
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc. (a)	85,700	5,912
EOG Resources, Inc.	116,000	10,327
Noble Energy, Inc.	355,700	16,981
		33,220
TOTAL ENERGY		50,384
FINANCIALS - 2.9%
Banks - 1.7%
Bank of America Corp.	2,179,100	33,013
Citigroup, Inc.	625,700	29,377
Commerce Bancshares, Inc.	785,295	31,412
JPMorgan Chase & Co.	513,400	27,919
Signature Bank (a)	265,300	31,075
UMB Financial Corp.	558,800	27,113
Wells Fargo & Co.	625,000	32,450
		212,359
Capital Markets - 0.2%
Carlyle Group LP	630,500	16,582
Northern Trust Corp.	185,600	12,135
		28,717
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	733,300	$ 59,170
Capital One Financial Corp.	761,000	55,713
		114,883
TOTAL FINANCIALS		355,959
HEALTH CARE - 20.7%
Biotechnology - 15.0%
Acceleron Pharma, Inc. (a)	167,000	6,591
Alexion Pharmaceuticals, Inc. (a)	707,789	129,695
Alkermes PLC (a)	865,236	62,513
Alnylam Pharmaceuticals, Inc. (a)	141,500	13,277
Amgen, Inc.	89,200	13,582
Array BioPharma, Inc. (a)	4,200,423	30,075
Auspex Pharmaceuticals, Inc.	488,600	30,024
Avalanche Biotechnologies, Inc. (a)	265,599	10,539
Avalanche Biotechnologies, Inc. (f)	700,821	27,809
BioCryst Pharmaceuticals, Inc. (a)	1,582,464	16,109
Biogen Idec, Inc. (a)	178,500	69,465
BioMarin Pharmaceutical, Inc. (a)	1,220,756	118,609
Celldex Therapeutics, Inc. (a)(d)	1,255,985	26,903
Clovis Oncology, Inc. (a)(d)	701,976	45,762
Dicerna Pharmaceuticals, Inc. (d)	253,207	5,398
Foundation Medicine, Inc. (a)(d)(e)	1,706,798	81,346
Genocea Biosciences, Inc.	686,570	5,891
Gilead Sciences, Inc. (a)	2,706,199	283,691
Intercept Pharmaceuticals, Inc. (a)	285,819	57,458
Ironwood Pharmaceuticals, Inc. Class A (a)	3,220,042	50,168
Isis Pharmaceuticals, Inc. (a)	46,249	3,169
Juno Therapeutics, Inc. (d)	66,332	2,836
KYTHERA Biopharmaceuticals, Inc. (a)(d)(e)	1,257,482	46,778
Lion Biotechnologies, Inc. (a)(d)(e)	2,613,600	20,517
Medivation, Inc. (a)	775,904	84,434
NPS Pharmaceuticals, Inc. (a)	422,700	19,385
Ophthotech Corp. (a)(d)	898,400	50,535
Otonomy, Inc.	208,938	6,101
OvaScience, Inc. (a)(d)	901,695	39,188
Pharmacyclics, Inc. (a)	145,800	24,604
Portola Pharmaceuticals, Inc. (a)(e)	2,884,007	81,992
PTC Therapeutics, Inc. (a)(e)	1,959,289	107,585
Puma Biotechnology, Inc. (a)(d)	411,804	86,924
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)(d)	1,401,386	$ 43,667
Spark Therapeutics, Inc.	11,600	580
Synageva BioPharma Corp. (a)	880,783	101,484
Ultragenyx Pharmaceutical, Inc.	257,996	14,990
uniQure B.V.	192,200	4,036
Versartis, Inc. (a)(d)	517,200	9,170
XOMA Corp. (a)(d)	1,521,913	5,418
		1,838,298
Health Care Equipment & Supplies - 0.9%
Accuray, Inc. (a)(d)	2,427,800	17,893
HeartWare International, Inc. (a)	22,700	1,896
IDEXX Laboratories, Inc. (a)	207,002	32,793
Novadaq Technologies, Inc. (a)	4,659,873	66,310
		118,892
Health Care Providers & Services - 0.5%
Accretive Health, Inc. (a)(d)(e)	9,842,302	57,577
Health Care Technology - 2.9%
athenahealth, Inc. (a)(d)(e)	2,369,183	330,999
Castlight Health, Inc. Class B (a)	65,400	581
Veeva Systems, Inc. Class A (a)(d)	1,041,100	29,942
		361,522
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	177,300	34,607
Pharmaceuticals - 1.1%
Achaogen, Inc. (a)	847,200	9,912
Flex Pharma, Inc.	108,800	1,604
GW Pharmaceuticals PLC ADR (a)(d)	130,327	9,510
Intra-Cellular Therapies, Inc. (a)	263,900	5,125
Jazz Pharmaceuticals PLC (a)	137,000	23,200
Relypsa, Inc. (a)	368,800	12,956
Roche Holding AG sponsored ADR	32,300	1,090
Shire PLC sponsored ADR	293,800	64,419
Theravance, Inc. (d)	326,579	3,681
		131,497
TOTAL HEALTH CARE		2,542,393
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 3.1%
Airlines - 1.7%
American Airlines Group, Inc.	4,350,300	$ 213,513
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	147,000	19,300
Electrical Equipment - 0.6%
SolarCity Corp. (a)(d)	1,394,048	67,765
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	533,100	34,305
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	456,980	36,380
TOTAL INDUSTRIALS		371,263
INFORMATION TECHNOLOGY - 48.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,745,200	72,377
QUALCOMM, Inc.	1,857,553	116,023
		188,400
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	5,114,700	121,934
Internet Software & Services - 20.5%
58.com, Inc. ADR (a)	30,800	1,185
Alibaba Group Holding Ltd. sponsored ADR	443,200	39,480
Baidu.com, Inc. sponsored ADR (a)	390,400	85,076
Benefitfocus, Inc. (a)(d)	3,400	82
Constant Contact, Inc. (a)	724,436	27,398
Cornerstone OnDemand, Inc. (a)(d)	1,724,882	56,835
Criteo SA sponsored ADR (a)	5,294,771	206,231
Cvent, Inc. (a)	176,200	4,401
Demandware, Inc. (a)	94,100	5,040
Dropbox, Inc. (a)(g)	331,524	6,332
E2open, Inc. (a)(d)	1,152,491	6,788
Facebook, Inc. Class A (a)	4,325,738	328,367
Google, Inc.:
Class A (a)	963,527	517,944
Class C (a)	994,377	531,514
Hortonworks, Inc.	20,800	441
LendingClub Corp.	89,900	1,687
Marketo, Inc. (a)(d)	2,011,478	69,255
New Relic, Inc.	12,500	388
Opower, Inc. (d)	800,048	9,129
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)(e)	9,689,146	$ 435,624
Textura Corp. (a)	600	15
Twitter, Inc. (a)	1,017,300	38,179
Wix.com Ltd. (a)(d)	364,405	7,208
Yahoo!, Inc. (a)	1,916,500	84,307
Yelp, Inc. (a)(d)	928,800	48,734
		2,511,640
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	233,400	12,161
Applied Micro Circuits Corp. (a)	457,650	2,403
Cirrus Logic, Inc. (a)	568,931	15,077
Cree, Inc. (a)(d)	1,408,400	49,801
Cypress Semiconductor Corp.	427,900	6,303
Marvell Technology Group Ltd.	2,168,300	33,587
Micron Technology, Inc. (a)	2,863,400	83,797
NVE Corp.	116,306	7,689
NVIDIA Corp.	7,942,361	152,533
Xilinx, Inc.	592,100	22,840
		386,191
Software - 11.4%
Activision Blizzard, Inc.	12,809,484	267,654
CommVault Systems, Inc. (a)	1,767,267	77,017
Fleetmatics Group PLC (a)	534,349	18,921
GameLoft SE (a)(e)	7,764,787	25,884
Interactive Intelligence Group, Inc. (a)	222,187	9,012
Microsoft Corp.	6,170,939	249,306
NetSuite, Inc. (a)(d)	151,300	14,892
salesforce.com, Inc. (a)	2,217,020	125,151
SAP AG sponsored ADR (d)	3,581,500	234,087
Synchronoss Technologies, Inc. (a)(e)	3,693,807	156,876
Tableau Software, Inc. (a)	12,300	993
Ubisoft Entertainment SA (a)(e)	10,702,456	216,358
Xero Ltd. (a)(g)	661,157	7,523
		1,403,674
Technology Hardware, Storage & Peripherals - 11.1%
Apple, Inc.	10,891,020	1,275,993
Electronics for Imaging, Inc. (a)	287,923	11,128
Nimble Storage, Inc. (a)(d)	719,744	16,144
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
SanDisk Corp.	691,400	$ 52,484
Silicon Graphics International Corp. (a)	1,774	17
		1,355,766
TOTAL INFORMATION TECHNOLOGY		5,967,605
MATERIALS - 0.6%
Chemicals - 0.3%
Monsanto Co.	333,800	39,382
Metals & Mining - 0.3%
Anglo American PLC ADR	4,430,000	37,168
TOTAL MATERIALS		76,550
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	265,500	9,839
Level 3 Communications, Inc. (a)	1,250,747	62,212
		72,051
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	1,179,100	41,422
TOTAL TELECOMMUNICATION SERVICES		113,473
TOTAL COMMON STOCKS (Cost $9,522,393)		12,026,171
Convertible Preferred Stocks - 1.9%

CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(g)	16,562,507	20,372
Series G, 8.00% (g)	3,185,945	3,919
		24,291
Internet & Catalog Retail - 0.0%
One Kings Lane, Inc. Series E (g)	648,635	3,970
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Turn, Inc. Series E (a)(g)	1,199,041	$ 8,801
TOTAL CONSUMER DISCRETIONARY		37,062
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (g)	6,064,833	20,000
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Aduro Biotech, Inc. Series D (g)	2,692,455	7,277
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (g)	62,037	4,805
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (g)	2,256,164	75,170
Uber Technologies, Inc. Series E, 8.00% (g)	150,072	5,000
		80,170
IT Services - 0.4%
AppNexus, Inc. Series E (g)	1,416,796	40,237
Nutanix, Inc. Series E (g)	311,503	4,271
		44,508
Software - 0.2%
Cloudera, Inc. Series F (g)	126,709	2,471
Cloudflare, Inc. Series D (g)	395,787	2,424
Taboola.Com Ltd. Series E (g)	1,918,392	20,000
		24,895
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	184,982	2,808
TOTAL INFORMATION TECHNOLOGY		152,381
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series D (g)	1,220,504	15,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $181,572)		236,525
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	75,809,389	$ 75,809
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	526,186,171	526,186
TOTAL MONEY MARKET FUNDS (Cost $601,995)		601,995
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $10,305,960)		12,864,691
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(597,229)
NET ASSETS - 100%		$ 12,267,462
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,809,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250,380,000 or 2.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aduro Biotech, Inc. Series D	12/19/14	$ 7,277
Altiostar Networks, Inc. Series D	1/7/15	$ 15,000
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$ 28,382
Cloudera, Inc. Series F	2/5/14	$ 1,845
Cloudflare, Inc. Series D	11/5/14	$ 2,424
Dropbox, Inc.	5/2/12	$ 3,000
Nutanix, Inc. Series E	8/26/14	$ 4,173
One Kings Lane, Inc. Series E	1/29/14	$ 10,000
Security	Acquisition Date	Acquisition Cost (000s)
Pure Storage, Inc. Series E	8/22/13	$ 1,282
Redfin Corp. Series G	12/16/14	$ 20,000
Roku, Inc. 8.00%	5/7/13	$ 15,000
Roku, Inc. Series G, 8.00%	10/1/14	$ 4,140
Space Exploration Technologies Corp. Series G	1/20/15	$ 4,805
Taboola.Com Ltd. Series E	12/22/14	$ 20,000
Turn, Inc. Series E	12/30/13	$ 10,000
Uber Technologies, Inc.	12/5/14	$ 5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 35,000
Xero Ltd.	10/14/13	$ 10,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	2,845
Total	$ 2,869
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 82,872	$ -	$ -	$ -	$ 57,577
ASOS PLC	-	162,163	180,696	-	-
ASOS PLC ADR	-	187,227	-	-	205,037
athenahealth, Inc.	294,726	-	-	-	330,999
CommVault Systems, Inc.	159,387	5,572	82,116	-	-
Criteo SA sponsored ADR	-	181,467	3,134	-	206,231
E2open, Inc.	25,119	-	4,307	-	-
Foundation Medicine, Inc.	35,879	11,036	22,177	-	81,346
GameLoft SE	49,492	-	-	-	25,884
Groupon, Inc. Class A	390,059	39,856	-	-	479,243
KYTHERA Biopharmaceuticals, Inc.	42,226	-	-	-	46,778
Lion Biotechnologies, Inc.	12,870	5,175	585	-	20,517
Marketo, Inc.	56,923	-	2,249	-	-
Novadaq Technologies, Inc.	38,683	27,409	-	-	66,310
NVE Corp.	17,620	-	10,456	244	-
Portola Pharmaceuticals, Inc.	58,747	14,580	-	-	81,992
PTC Therapeutics, Inc.	55,466	2,229	8,514	-	107,585
Rackspace Hosting, Inc.	293,484	-	-	-	435,624
Synchronoss Technologies, Inc.	165,112	-	19,125	-	156,876
Ubisoft Entertainment SA	169,602	9,886	-	-	216,358
Total	$ 1,948,267	$ 646,600	$ 333,359	$ 244	$ 2,518,357
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,142,568	$ 2,098,794	$ 6,712	$ 37,062
Consumer Staples	443,038	443,038	-	-
Energy	50,384	50,384	-	-
Financials	375,959	355,959	-	20,000
Health Care	2,549,670	2,542,393	-	7,277
Industrials	376,068	371,263	-	4,805
Information Technology	6,119,986	5,961,273	-	158,713
Materials	76,550	76,550	-	-
Telecommunication Services	128,473	113,473	-	15,000
Money Market Funds	601,995	601,995	-	-
Total Investments in Securities:	$ 12,864,691	$ 12,615,122	$ 6,712	$ 242,857
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 45,831
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	52,903
Cost of Purchases	59,979
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 158,713
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 52,903
Other Investments in Securities
Beginning Balance	$ 47,700
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(4,778)
Cost of Purchases	51,222
Proceeds of Sales	(10,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 84,144
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (4,778)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
France	4.5%
United Kingdom	2.6%
Germany	2.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $506,675) - See accompanying schedule: Unaffiliated issuers (cost $7,489,478)	$ 9,744,339
Fidelity Central Funds (cost $601,995)	601,995
Other affiliated issuers (cost $2,214,487)	2,518,357
Total Investments (cost $10,305,960)		$ 12,864,691
Receivable for investments sold		213,170
Receivable for fund shares sold		14,409
Dividends receivable		1,191
Distributions receivable from Fidelity Central Funds		563
Prepaid expenses		21
Other receivables		237
Total assets		13,094,282

Liabilities
Payable for investments purchased	$ 284,966
Payable for fund shares redeemed	7,566
Accrued management fee	6,454
Other affiliated payables	1,417
Other payables and accrued expenses	231
Collateral on securities loaned, at value	526,186
Total liabilities		826,820

Net Assets		$ 12,267,462
Net Assets consist of:
Paid in capital		$ 9,582,671
Accumulated net investment loss		(9,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		135,263
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,558,701
Net Assets		$ 12,267,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($8,628,414 ÷ 108,568 shares)	$ 79.47

Class K: Net Asset Value, offering price and redemption price per share ($3,639,048 ÷ 45,352 shares)	$ 80.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends (including $244 earned from other affiliated issuers)		$ 30,107
Income from Fidelity Central Funds (including $2,845 from security lending)		2,869
Total income		32,976

Expenses
Management fee Basic fee	$ 34,813
Performance adjustment	(1,310)
Transfer agent fees	7,604
Accounting and security lending fees	728
Custodian fees and expenses	107
Independent trustees' compensation	25
Registration fees	113
Audit	35
Legal	29
Interest	2
Miscellaneous	30
Total expenses before reductions	42,176
Expense reductions	(169)	42,007
Net investment income (loss)		(9,031)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	706,488
Other affiliated issuers	(1,723)
Foreign currency transactions	(29)
Total net realized gain (loss)		704,736
Change in net unrealized appreciation (depreciation) on: Investment securities	477,724
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		477,723
Net gain (loss)		1,182,459
Net increase (decrease) in net assets resulting from operations		$ 1,173,428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,031)	$ (4,591)
Net realized gain (loss)	704,736	1,439,912
Change in net unrealized appreciation (depreciation)	477,723	164,549
Net increase (decrease) in net assets resulting from operations	1,173,428	1,599,870
Distributions to shareholders from net investment income	-	(7,143)
Distributions to shareholders from net realized gain	(1,408,891)	(1,239,587)
Total distributions	(1,408,891)	(1,246,730)
Share transactions - net increase (decrease)	1,727,101	1,469,555
Total increase (decrease) in net assets	1,491,638	1,822,695

Net Assets
Beginning of period	10,775,824	8,953,129
End of period (including accumulated net investment loss of $9,173 and accumulated net investment loss of $142, respectively)	$ 12,267,462	$ 10,775,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 81.23	$ 78.98	$ 57.53	$ 59.28	$ 45.00	$ 38.73
Income from Investment Operations
Net investment income (loss) D	(.08)	(.06)	.36 G	(.08) H	(.27)	(.23)
Net realized and unrealized gain (loss)	8.60	12.78	21.37	(1.67)	14.55	6.50
Total from investment operations	8.52	12.72	21.73	(1.75)	14.28	6.27
Distributions from net investment income	-	(.05)	(.28)	-	-	-
Distributions from net realized gain	(10.28)	(10.42)	-	-	-	-
Total distributions	(10.28)	(10.47)	(.28)	-	-	-
Net asset value, end of period	$ 79.47	$ 81.23	$ 78.98	$ 57.53	$ 59.28	$ 45.00
Total ReturnB, C	10.86%	17.96%	37.93%	(2.95)%	31.73%	16.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.76% A	.77%	.76%	.91%	.94%	1.06%
Expenses net of fee waivers, if any	.76% A	.77%	.76%	.91%	.94%	1.06%
Expenses net of all reductions	.76% A	.76%	.74%	.90%	.92%	1.04%
Net investment income (loss)	(.19)% A	(.08)%	.55%G	(.14)%H	(.49)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,628	$ 7,870	$ 6,693	$ 5,499	$ 6,374	$ 5,080
Portfolio turnover rateF	74% A	106%	116%	149%	158%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 81.96	$ 79.60	$ 57.94	$ 59.61	$ 45.19	$ 38.83
Income from Investment Operations
Net investment income (loss) D	(.03)	.04	.45H	-I,K	(.19)	(.16)
Net realized and unrealized gain (loss)	8.68	12.87	21.53	(1.67)	14.61	6.52
Total from investment operations	8.65	12.91	21.98	(1.67)	14.42	6.36
Distributions from net investment income	-	(.10)	(.32)	-	-	-
Distributions from net realized gain	(10.37)	(10.46)	-	-	-	-
Total distributions	(10.37)	(10.55) L	(.32)	-	-	-
Net asset value, end of period	$ 80.24	$ 81.96	$ 79.60	$ 57.94	$ 59.61	$ 45.19
Total ReturnB, C	10.94%	18.10%	38.11%	(2.80)%	31.91%	16.38%
Ratios to Average Net Assets E, J
Expenses before reductions	.64% A	.65%	.62%	.77%	.80%	.90%
Expenses net of fee waivers, if any	.64% A	.65%	.62%	.77%	.80%	.90%
Expenses net of all reductions	.64% A	.64%	.60%	.76%	.78%	.88%
Net investment income (loss)	(.07)% A	.05%	.69% H	-%G,I	(.35)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,639	$ 2,906	$ 2,260	$ 1,644	$ 1,363	$ 936
Portfolio turnover rateF	74% A	106%	116%	149%	158%	163%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/2015 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$242,857	Last transaction price	Transaction price	$2.70 - $77.46 / $23.63	Increase
		Market comparable	Discount rate	10.0% - 20.0% / 15.9%	Decrease
			EV/Sales multiple	1.5 - 10.7 / 3.7	Increase
			Discount for lack of marketability	30.0%	Decrease
			Premium rate	10.0%	Increase
		Tender offer	Tender offer price	$19.10	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,230,538
Gross unrealized depreciation	(721,222)
Net unrealized appreciation (depreciation) on securities	$ 2,509,316

Tax cost	$ 10,355,375

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,649,643 and $4,326,366, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
OTC	$ 6,820.17
Class K	784.05
	$ 7,604

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $104 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,113.34%		$ 2

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,658. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $110 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $164 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain OTC expenses during the period in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
OTC	$ -	$ 4,344
Class K	-	2,799
Total	$ -	$ 7,143

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
OTC	$ 1,012,326	$ 926,740
Class K	396,565	312,847
Total	$ 1,408,891	$ 1,239,587

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
OTC
Shares sold	11,524	26,717	$ 924,899	$ 2,114,409
Reinvestment of distributions	12,406	12,308	984,998	905,081
Shares redeemed	(12,245)	(26,885)	(959,908)	(2,095,020)
Net increase (decrease)	11,685	12,140	$ 949,989	$ 924,470
Class K
Shares sold	10,338	11,495	$ 816,336	$ 915,992
Reinvestment of distributions	4,953	4,258	396,565	315,646
Shares redeemed	(5,394)	(8,692)	(435,789)	(686,553)
Net increase (decrease)	9,897	7,061	$ 777,112	$ 545,085

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OTC-K-USAN-0315
1.863312.106

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Growth & Income	.64%
Actual		$ 1,000.00	$ 1,003.60	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class K	.52%
Actual		$ 1,000.00	$ 1,004.50	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.9	3.9
JPMorgan Chase & Co.	3.9	4.0
General Electric Co.	3.1	3.0
Microsoft Corp.	2.9	3.2
Target Corp.	2.4	2.0
Chevron Corp.	2.3	2.8
Citigroup, Inc.	2.2	2.2
Bank of America Corp.	2.1	1.6
Procter & Gamble Co.	2.1	1.8
Comcast Corp. Class A	1.9	2.0
	26.8
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	19.6
Information Technology	20.0	19.9
Industrials	13.1	11.5
Consumer Staples	11.3	11.9
Consumer Discretionary	10.6	10.3
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 98.9%		Stocks 98.8%
	Convertible Securities 1.0%		Convertible Securities 1.0%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	12.5%	** Foreign investments	12.9%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	891,907	$ 30,575
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	646,200	39,664
Domino's Pizza, Inc.	49,600	4,913
Las Vegas Sands Corp.	376,000	20,443
McDonald's Corp.	109,661	10,137
Yum! Brands, Inc.	811,244	58,637
		133,794
Household Durables - 0.3%
Tupperware Brands Corp.	302,200	20,432
Leisure Products - 0.0%
Mattel, Inc.	27,400	737
Media - 3.9%
Comcast Corp. Class A	2,618,600	139,165
Scripps Networks Interactive, Inc. Class A	200,589	14,260
Sinclair Broadcast Group, Inc. Class A (e)	937,461	23,193
Time Warner, Inc.	1,064,017	82,919
Viacom, Inc. Class B (non-vtg.)	351,700	22,657
		282,194
Multiline Retail - 2.4%
Target Corp.	2,388,075	175,786
Specialty Retail - 1.7%
Lowe's Companies, Inc.	1,486,979	100,758
Sally Beauty Holdings, Inc. (a)	601,300	18,688
TJX Companies, Inc.	14,400	950
		120,396
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	102,000	7,053
TOTAL CONSUMER DISCRETIONARY		770,967
CONSUMER STAPLES - 11.3%
Beverages - 3.2%
Diageo PLC	1,474,788	43,655
Molson Coors Brewing Co. Class B	78,200	5,938
PepsiCo, Inc.	475,814	44,622
SABMiller PLC	504,448	27,547
The Coca-Cola Co.	2,655,703	109,335
		231,097
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Health Corp.	572,104	$ 56,158
Walgreens Boots Alliance, Inc.	453,084	33,415
		89,573
Food Products - 0.3%
Kellogg Co.	363,154	23,816
Household Products - 2.2%
Procter & Gamble Co.	1,808,415	152,431
Svenska Cellulosa AB (SCA) (B Shares)	280,091	6,777
		159,208
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	147,100	10,384
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	883,523	99,529
Lorillard, Inc.	1,599,597	104,950
Philip Morris International, Inc.	762,971	61,221
Reynolds American, Inc.	626,400	42,564
		308,264
TOTAL CONSUMER STAPLES		822,342
ENERGY - 9.1%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	698,223	19,578
Helmerich & Payne, Inc.	111,200	6,623
Oceaneering International, Inc.	433,700	22,709
Schlumberger Ltd.	343,932	28,337
		77,247
Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	616,968	38,604
BG Group PLC	4,331,064	57,767
Chevron Corp.	1,619,296	166,026
EQT Midstream Partners LP	43,200	3,666
Golar LNG Ltd.	379,900	10,774
Imperial Oil Ltd.	1,122,000	41,712
Kinder Morgan Holding Co. LLC	532,000	21,839
Markwest Energy Partners LP	994,182	58,587
Peabody Energy Corp. (e)	358,900	2,236
PrairieSky Royalty Ltd. (e)	466,000	10,037
Suncor Energy, Inc.	3,657,350	109,084
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,267,572	$ 55,596
Western Gas Partners LP	75,700	5,342
Williams Partners LP	102,900	4,364
		585,634
TOTAL ENERGY		662,881
FINANCIALS - 20.4%
Banks - 12.6%
Bank of America Corp.	10,252,456	155,325
Citigroup, Inc.	3,355,030	157,519
Comerica, Inc.	376,900	15,641
Commerce Bancshares, Inc.	74,200	2,968
Fifth Third Bancorp	566,600	9,802
First Republic Bank	59,700	3,040
FirstMerit Corp.	510,000	8,356
JPMorgan Chase & Co.	5,163,092	280,769
PNC Financial Services Group, Inc.	533,054	45,064
Regions Financial Corp.	1,174,500	10,218
Standard Chartered PLC (United Kingdom)	2,555,118	34,163
SunTrust Banks, Inc.	1,750,066	67,238
U.S. Bancorp	1,455,473	60,999
UMB Financial Corp.	66,200	3,212
Wells Fargo & Co.	1,199,441	62,275
		916,589
Capital Markets - 5.3%
Artisan Partners Asset Management, Inc.	150,000	7,241
BlackRock, Inc. Class A	10,800	3,678
Carlyle Group LP	325,200	8,553
Charles Schwab Corp.	1,897,943	49,309
Invesco Ltd.	110,600	4,062
KKR & Co. LP	2,044,543	49,089
Morgan Stanley	1,354,797	45,806
Northern Trust Corp.	717,764	46,927
Oaktree Capital Group LLC Class A (e)	229,300	12,703
State Street Corp.	1,447,227	103,491
The Blackstone Group LP	948,900	35,432
TPG Specialty Lending, Inc.	1,008,200	17,623
		383,914
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.3%
IntercontinentalExchange Group, Inc.	111,217	$ 22,881
Insurance - 1.2%
Brown & Brown, Inc.	163,300	5,038
Marsh & McLennan Companies, Inc.	302,646	16,273
MetLife, Inc.	1,130,140	52,551
Principal Financial Group, Inc.	251,300	11,794
		85,656
Real Estate Investment Trusts - 0.8%
American Homes 4 Rent (f)	258,675	4,317
First Potomac Realty Trust	188,418	2,412
Lamar Advertising Co. Class A	104,300	5,843
Sabra Health Care REIT, Inc.	174,800	5,716
Sun Communities, Inc.	441,214	29,883
WP Carey, Inc.	136,100	9,773
		57,944
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,178,568	18,574
TOTAL FINANCIALS		1,485,558
HEALTH CARE - 9.1%
Biotechnology - 1.5%
Amgen, Inc.	688,903	104,892
Intercept Pharmaceuticals, Inc. (a)	21,626	4,347
		109,239
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	481,704	21,561
Ansell Ltd.	266,311	4,674
Medtronic PLC	282,630	20,180
ResMed, Inc. (e)	190,767	11,917
St. Jude Medical, Inc.	121,800	8,023
Zimmer Holdings, Inc.	250,910	28,127
		94,482
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	304,700	25,348
Express Scripts Holding Co. (a)	119,000	9,604
McKesson Corp.	319,687	67,981
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc.	390,370	$ 19,554
Quest Diagnostics, Inc.	101,784	7,234
		129,721
Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	858,600	13,261
GlaxoSmithKline PLC sponsored ADR	2,175,422	95,719
Johnson & Johnson	1,102,969	110,451
Novartis AG sponsored ADR	271,044	26,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,271,020	72,270
Theravance, Inc. (e)	789,400	8,897
		326,998
TOTAL HEALTH CARE		660,440
INDUSTRIALS - 13.1%
Aerospace & Defense - 2.7%
Meggitt PLC	3,396,200	27,572
Rolls-Royce Group PLC	1,024,900	13,762
The Boeing Co.	683,789	99,402
United Technologies Corp.	480,982	55,207
		195,943
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	339,073	24,149
FedEx Corp.	79,700	13,478
PostNL NV (a)	2,875,400	10,479
United Parcel Service, Inc. Class B	998,004	98,643
		146,749
Airlines - 0.2%
Copa Holdings SA Class A	160,200	17,223
Building Products - 0.1%
Lennox International, Inc.	61,000	5,997
Commercial Services & Supplies - 0.8%
ADT Corp. (e)	1,120,810	38,556
Interface, Inc.	125,120	1,966
KAR Auction Services, Inc.	606,600	20,691
		61,213
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	282,139	29,918
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
General Electric Co.	9,490,480	$ 226,728
Machinery - 0.9%
Deere & Co.	336,200	28,641
Donaldson Co., Inc.	219,700	8,032
IMI PLC	628,600	12,081
Parker Hannifin Corp.	57,200	6,662
Stanley Black & Decker, Inc.	30,500	2,856
Valmont Industries, Inc.	44,500	5,345
Xylem, Inc.	53,800	1,835
		65,452
Professional Services - 0.2%
Acacia Research Corp.	429,402	5,376
Bureau Veritas SA	313,977	6,679
		12,055
Road & Rail - 2.2%
CSX Corp.	2,281,720	75,981
J.B. Hunt Transport Services, Inc.	588,640	46,862
Kansas City Southern	71,700	7,893
Norfolk Southern Corp.	250,199	25,513
		156,249
Trading Companies & Distributors - 0.5%
Watsco, Inc.	361,192	39,319
TOTAL INDUSTRIALS		956,846
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.8%
Cisco Systems, Inc.	4,490,052	118,380
QUALCOMM, Inc.	1,348,846	84,249
		202,629
Internet Software & Services - 3.1%
Google, Inc.:
Class A (a)	187,507	100,794
Class C (a)	161,207	86,168
Yahoo!, Inc. (a)	902,495	39,701
		226,663
IT Services - 5.3%
Amadeus IT Holding SA Class A	21,300	857
Cognizant Technology Solutions Corp. Class A (a)	654,172	35,410
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	249,736	$ 15,591
IBM Corp.	344,704	52,847
Leidos Holdings, Inc.	66,000	2,732
MasterCard, Inc. Class A	927,500	76,083
Paychex, Inc.	2,106,857	95,356
The Western Union Co.	1,033,280	17,566
Unisys Corp. (a)	272,300	5,972
Visa, Inc. Class A	342,671	87,350
		389,764
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	2,111,849	48,235
Broadcom Corp. Class A	1,183,782	50,234
Maxim Integrated Products, Inc.	411,300	13,610
		112,079
Software - 3.1%
Intuit, Inc.	10,100	877
Microsoft Corp.	5,162,199	208,553
Oracle Corp.	372,653	15,610
		225,040
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,401,094	281,309
First Data Holdings, Inc. Class B (h)	5,155,476	17,322
		298,631
TOTAL INFORMATION TECHNOLOGY		1,454,806
MATERIALS - 3.6%
Chemicals - 3.2%
Airgas, Inc.	411,106	46,307
Balchem Corp.	64,900	3,438
E.I. du Pont de Nemours & Co.	342,746	24,407
FMC Corp.	393,782	22,642
LyondellBasell Industries NV Class A	83,600	6,612
Methanex Corp. (e)	211,100	9,330
Monsanto Co.	618,715	72,996
Potash Corp. of Saskatchewan, Inc.	310,300	11,297
Syngenta AG (Switzerland)	87,636	28,546
Tronox Ltd. Class A	234,800	4,964
		230,539
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,441,800	$ 24,237
Reliance Steel & Aluminum Co.	104,400	5,467
		29,704
Paper & Forest Products - 0.0%
Domtar Corp.	80,900	3,098
TOTAL MATERIALS		263,341
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
TDC A/S	403,300	2,991
Verizon Communications, Inc.	2,884,074	131,831
		134,822
TOTAL COMMON STOCKS (Cost $6,129,394)		7,212,003
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	68,794	555
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	185,143	57,209
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,947)		57,764
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17		$ 5,615	4,805
5% 10/15/18 (h)		2,943	2,388
Peabody Energy Corp. 4.75% 12/15/41		7,660	3,639
			10,832
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		$ 5,130	$ 4,620
TOTAL CONVERTIBLE BONDS (Cost $19,015)			15,452
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $4,623)	EUR	3,010	3,907
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	2,323,831	2,324
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	85,549,468	85,549
TOTAL MONEY MARKET FUNDS (Cost $87,873)		87,873
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,287,852)		7,376,999
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(84,373)
NET ASSETS - 100%		$ 7,292,626
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,844,000 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,265,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,800
First Data Holdings, Inc. Class B	6/26/14	$ 20,622
NJOY, Inc. Series D	2/14/14	$ 1,164
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	397
Total	$ 401
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 771,522	$ 770,967	$ -	$ 555
Consumer Staples	822,342	778,687	43,655	-
Energy	662,881	605,114	57,767	-
Financials	1,485,558	1,485,558	-	-
Health Care	717,649	699,714	17,935	-
Industrials	956,846	956,846	-	-
Information Technology	1,454,806	1,437,484	-	17,322
Materials	263,341	234,795	28,546	-
Telecommunication Services	134,822	134,822	-	-
Corporate Bonds	15,452	-	15,452	-
Preferred Securities	3,907	-	3,907	-
Money Market Funds	87,873	87,873	-	-
Total Investments in Securities:	$ 7,376,999	$ 7,191,860	$ 167,262	$ 17,877
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.5%
United Kingdom	6.1%
Canada	2.5%
Israel	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,865) - See accompanying schedule: Unaffiliated issuers (cost $6,199,979)	$ 7,289,126
Fidelity Central Funds (cost $87,873)	87,873
Total Investments (cost $6,287,852)		$ 7,376,999
Cash		393
Foreign currency held at value (cost $6)		6
Receivable for investments sold		44,869
Receivable for fund shares sold		2,511
Dividends receivable		9,773
Interest receivable		102
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		13
Other receivables		849
Total assets		7,435,588

Liabilities
Payable for investments purchased	$ 43,153
Payable for fund shares redeemed	5,175
Accrued management fee	2,796
Notes payable to affiliates	4,450
Other affiliated payables	1,062
Other payables and accrued expenses	777
Collateral on securities loaned, at value	85,549
Total liabilities		142,962

Net Assets		$ 7,292,626
Net Assets consist of:
Paid in capital		$ 9,293,010
Undistributed net investment income		125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,089,585)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,089,076
Net Assets		$ 7,292,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Growth & Income: Net Asset Value, offering price and redemption price per share ($6,356,482 ÷ 220,232 shares)	$ 28.86

Class K: Net Asset Value, offering price and redemption price per share ($936,144 ÷ 32,454 shares)	$ 28.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 88,462
Interest		419
Income from Fidelity Central Funds		401
Total income		89,282

Expenses
Management fee	$ 17,033
Transfer agent fees	5,738
Accounting and security lending fees	601
Custodian fees and expenses	94
Independent trustees' compensation	18
Registration fees	44
Audit	49
Legal	26
Interest	2
Miscellaneous	22
Total expenses before reductions	23,627
Expense reductions	(24)	23,603
Net investment income (loss)		65,679
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	338,991
Foreign currency transactions	(61)
Total net realized gain (loss)		338,930
Change in net unrealized appreciation (depreciation) on: Investment securities	(371,396)
Assets and liabilities in foreign currencies	(69)
Total change in net unrealized appreciation (depreciation)		(371,465)
Net gain (loss)		(32,535)
Net increase (decrease) in net assets resulting from operations		$ 33,144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,679	$ 138,369
Net realized gain (loss)	338,930	863,680
Change in net unrealized appreciation (depreciation)	(371,465)	38,912
Net increase (decrease) in net assets resulting from operations	33,144	1,040,961
Distributions to shareholders from net investment income	(68,608)	(133,552)
Distributions to shareholders from net realized gain	-	(1,626)
Total distributions	(68,608)	(135,178)
Share transactions - net increase (decrease)	(181,585)	(472,170)
Total increase (decrease) in net assets	(217,049)	433,613

Net Assets
Beginning of period	7,509,675	7,076,062
End of period (including undistributed net investment income of $125 and undistributed net investment income of $3,054, respectively)	$ 7,292,626	$ 7,509,675

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.02	$ 25.66	$ 20.13	$ 18.58	$ 15.75	$ 14.38
Income from Investment Operations
Net investment income (loss) D	.25	.51	.46	.36	.20	.10
Net realized and unrealized gain (loss)	(.14) K	3.35	5.54	1.55	2.82	1.37
Total from investment operations	.11	3.86	6.00	1.91	3.02	1.47
Distributions from net investment income	(.27)	(.50)	(.44)	(.35)	(.19)	(.10)
Distributions from net realized gain	-	(.01)	(.03)	(.01)	-	(.01)
Total distributions	(.27)	(.50) J	(.47)	(.36)	(.19)	(.10) I
Net asset value, end of period	$ 28.86	$ 29.02	$ 25.66	$ 20.13	$ 18.58	$ 15.75
Total ReturnB, C	.36% K	15.16%	30.15%	10.45%	19.16%	10.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.64%A	.65%	.68%	.71%	.72%	.75%
Expenses net of fee waivers, if any	.64%A	.65%	.68%	.71%	.72%	.75%
Expenses net of all reductions	.64%A	.65%	.67%	.71%	.71%	.74%
Net investment income (loss)	1.72%A	1.86%	2.04%	1.95%	1.09%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 6,356	$ 6,550	$ 6,060	$ 4,863	$ 5,052	$ 5,417
Portfolio turnover rateF	37% A	41% H	49%	62%	129%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

J Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

K Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.00	$ 25.64	$ 20.12	$ 18.57	$ 15.74	$ 14.38
Income from Investment Operations
Net investment income (loss) D	.27	.54	.50	.40	.23	.13
Net realized and unrealized gain (loss)	(.13) J	3.36	5.52	1.54	2.82	1.37
Total from investment operations	.14	3.90	6.02	1.94	3.05	1.50
Distributions from net investment income	(.29)	(.53)	(.47)	(.38)	(.22)	(.13)
Distributions from net realized gain	-	(.01)	(.03)	(.01)	-	(.01)
Total distributions	(.29)	(.54)	(.50)	(.39)	(.22)	(.14) I
Net asset value, end of period	$ 28.85	$ 29.00	$ 25.64	$ 20.12	$ 18.57	$ 15.74
Total ReturnB, C	.45% J	15.32%	30.28%	10.66%	19.40%	10.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of all reductions	.52%A	.52%	.52%	.54%	.53%	.53%
Net investment income (loss)	1.84%A	1.99%	2.19%	2.13%	1.27%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 960	$ 1,016	$ 752	$ 403	$ 292
Portfolio turnover rateF	37% A	41% H	49%	62%	129%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

J Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, equity-debt classifications, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,376,230
Gross unrealized depreciation	(304,098)
Net unrealized appreciation (depreciation) on securities	$ 1,072,132

Tax cost	$ 6,304,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (251,247)
2018	(3,168,341)
Total with expiration	$ (3,419,588)

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,402,516 and $1,569,128, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth & Income	$ 5,512.17
Class K	226.05
	$ 5,738

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,740.33%		$ 2

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $397, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth & Income expenses during the period in the amount of $2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Growth & Income	$ 59,379	$ 113,973
Class K	9,229	19,579
Total	$ 68,608	$ 133,552
From net realized gain
Growth & Income	$ -	$ 1,391
Class K	-	235
Total	$ -	$ 1,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Growth & Income
Shares sold	6,759	21,786	$ 200,018	$ 598,816
Reinvestment of distributions	1,937	3,998	56,723	110,063
Shares redeemed	(14,164)	(36,289)A	(419,616)	(997,570)A
Net increase (decrease)	(5,468)	(10,505)	$ (162,875)	$ (288,691)
Class K
Shares sold	2,930	7,113	$ 86,779	$ 195,462
Reinvestment of distributions	315	722	9,229	19,814
Shares redeemed	(3,875)	(14,384)	(114,718)	(398,755)
Net increase (decrease)	(630)	(6,549)	$ (18,710)	$ (183,479)

A Amount includes in-kind redemptions.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-8544

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GAI-USAN-0315
1.789285.112

Fidelity®

Growth & Income

Portfolio -
Class K

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Growth & Income	.64%
Actual		$ 1,000.00	$ 1,003.60	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class K	.52%
Actual		$ 1,000.00	$ 1,004.50	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.9	3.9
JPMorgan Chase & Co.	3.9	4.0
General Electric Co.	3.1	3.0
Microsoft Corp.	2.9	3.2
Target Corp.	2.4	2.0
Chevron Corp.	2.3	2.8
Citigroup, Inc.	2.2	2.2
Bank of America Corp.	2.1	1.6
Procter & Gamble Co.	2.1	1.8
Comcast Corp. Class A	1.9	2.0
	26.8
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	19.6
Information Technology	20.0	19.9
Industrials	13.1	11.5
Consumer Staples	11.3	11.9
Consumer Discretionary	10.6	10.3
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 98.9%		Stocks 98.8%
	Convertible Securities 1.0%		Convertible Securities 1.0%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	12.5%	** Foreign investments	12.9%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	891,907	$ 30,575
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	646,200	39,664
Domino's Pizza, Inc.	49,600	4,913
Las Vegas Sands Corp.	376,000	20,443
McDonald's Corp.	109,661	10,137
Yum! Brands, Inc.	811,244	58,637
		133,794
Household Durables - 0.3%
Tupperware Brands Corp.	302,200	20,432
Leisure Products - 0.0%
Mattel, Inc.	27,400	737
Media - 3.9%
Comcast Corp. Class A	2,618,600	139,165
Scripps Networks Interactive, Inc. Class A	200,589	14,260
Sinclair Broadcast Group, Inc. Class A (e)	937,461	23,193
Time Warner, Inc.	1,064,017	82,919
Viacom, Inc. Class B (non-vtg.)	351,700	22,657
		282,194
Multiline Retail - 2.4%
Target Corp.	2,388,075	175,786
Specialty Retail - 1.7%
Lowe's Companies, Inc.	1,486,979	100,758
Sally Beauty Holdings, Inc. (a)	601,300	18,688
TJX Companies, Inc.	14,400	950
		120,396
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	102,000	7,053
TOTAL CONSUMER DISCRETIONARY		770,967
CONSUMER STAPLES - 11.3%
Beverages - 3.2%
Diageo PLC	1,474,788	43,655
Molson Coors Brewing Co. Class B	78,200	5,938
PepsiCo, Inc.	475,814	44,622
SABMiller PLC	504,448	27,547
The Coca-Cola Co.	2,655,703	109,335
		231,097
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Health Corp.	572,104	$ 56,158
Walgreens Boots Alliance, Inc.	453,084	33,415
		89,573
Food Products - 0.3%
Kellogg Co.	363,154	23,816
Household Products - 2.2%
Procter & Gamble Co.	1,808,415	152,431
Svenska Cellulosa AB (SCA) (B Shares)	280,091	6,777
		159,208
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	147,100	10,384
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	883,523	99,529
Lorillard, Inc.	1,599,597	104,950
Philip Morris International, Inc.	762,971	61,221
Reynolds American, Inc.	626,400	42,564
		308,264
TOTAL CONSUMER STAPLES		822,342
ENERGY - 9.1%
Energy Equipment & Services - 1.1%
Ensco PLC Class A	698,223	19,578
Helmerich & Payne, Inc.	111,200	6,623
Oceaneering International, Inc.	433,700	22,709
Schlumberger Ltd.	343,932	28,337
		77,247
Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	616,968	38,604
BG Group PLC	4,331,064	57,767
Chevron Corp.	1,619,296	166,026
EQT Midstream Partners LP	43,200	3,666
Golar LNG Ltd.	379,900	10,774
Imperial Oil Ltd.	1,122,000	41,712
Kinder Morgan Holding Co. LLC	532,000	21,839
Markwest Energy Partners LP	994,182	58,587
Peabody Energy Corp. (e)	358,900	2,236
PrairieSky Royalty Ltd. (e)	466,000	10,037
Suncor Energy, Inc.	3,657,350	109,084
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,267,572	$ 55,596
Western Gas Partners LP	75,700	5,342
Williams Partners LP	102,900	4,364
		585,634
TOTAL ENERGY		662,881
FINANCIALS - 20.4%
Banks - 12.6%
Bank of America Corp.	10,252,456	155,325
Citigroup, Inc.	3,355,030	157,519
Comerica, Inc.	376,900	15,641
Commerce Bancshares, Inc.	74,200	2,968
Fifth Third Bancorp	566,600	9,802
First Republic Bank	59,700	3,040
FirstMerit Corp.	510,000	8,356
JPMorgan Chase & Co.	5,163,092	280,769
PNC Financial Services Group, Inc.	533,054	45,064
Regions Financial Corp.	1,174,500	10,218
Standard Chartered PLC (United Kingdom)	2,555,118	34,163
SunTrust Banks, Inc.	1,750,066	67,238
U.S. Bancorp	1,455,473	60,999
UMB Financial Corp.	66,200	3,212
Wells Fargo & Co.	1,199,441	62,275
		916,589
Capital Markets - 5.3%
Artisan Partners Asset Management, Inc.	150,000	7,241
BlackRock, Inc. Class A	10,800	3,678
Carlyle Group LP	325,200	8,553
Charles Schwab Corp.	1,897,943	49,309
Invesco Ltd.	110,600	4,062
KKR & Co. LP	2,044,543	49,089
Morgan Stanley	1,354,797	45,806
Northern Trust Corp.	717,764	46,927
Oaktree Capital Group LLC Class A (e)	229,300	12,703
State Street Corp.	1,447,227	103,491
The Blackstone Group LP	948,900	35,432
TPG Specialty Lending, Inc.	1,008,200	17,623
		383,914
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.3%
IntercontinentalExchange Group, Inc.	111,217	$ 22,881
Insurance - 1.2%
Brown & Brown, Inc.	163,300	5,038
Marsh & McLennan Companies, Inc.	302,646	16,273
MetLife, Inc.	1,130,140	52,551
Principal Financial Group, Inc.	251,300	11,794
		85,656
Real Estate Investment Trusts - 0.8%
American Homes 4 Rent (f)	258,675	4,317
First Potomac Realty Trust	188,418	2,412
Lamar Advertising Co. Class A	104,300	5,843
Sabra Health Care REIT, Inc.	174,800	5,716
Sun Communities, Inc.	441,214	29,883
WP Carey, Inc.	136,100	9,773
		57,944
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,178,568	18,574
TOTAL FINANCIALS		1,485,558
HEALTH CARE - 9.1%
Biotechnology - 1.5%
Amgen, Inc.	688,903	104,892
Intercept Pharmaceuticals, Inc. (a)	21,626	4,347
		109,239
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	481,704	21,561
Ansell Ltd.	266,311	4,674
Medtronic PLC	282,630	20,180
ResMed, Inc. (e)	190,767	11,917
St. Jude Medical, Inc.	121,800	8,023
Zimmer Holdings, Inc.	250,910	28,127
		94,482
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	304,700	25,348
Express Scripts Holding Co. (a)	119,000	9,604
McKesson Corp.	319,687	67,981
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc.	390,370	$ 19,554
Quest Diagnostics, Inc.	101,784	7,234
		129,721
Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	858,600	13,261
GlaxoSmithKline PLC sponsored ADR	2,175,422	95,719
Johnson & Johnson	1,102,969	110,451
Novartis AG sponsored ADR	271,044	26,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,271,020	72,270
Theravance, Inc. (e)	789,400	8,897
		326,998
TOTAL HEALTH CARE		660,440
INDUSTRIALS - 13.1%
Aerospace & Defense - 2.7%
Meggitt PLC	3,396,200	27,572
Rolls-Royce Group PLC	1,024,900	13,762
The Boeing Co.	683,789	99,402
United Technologies Corp.	480,982	55,207
		195,943
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	339,073	24,149
FedEx Corp.	79,700	13,478
PostNL NV (a)	2,875,400	10,479
United Parcel Service, Inc. Class B	998,004	98,643
		146,749
Airlines - 0.2%
Copa Holdings SA Class A	160,200	17,223
Building Products - 0.1%
Lennox International, Inc.	61,000	5,997
Commercial Services & Supplies - 0.8%
ADT Corp. (e)	1,120,810	38,556
Interface, Inc.	125,120	1,966
KAR Auction Services, Inc.	606,600	20,691
		61,213
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	282,139	29,918
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
General Electric Co.	9,490,480	$ 226,728
Machinery - 0.9%
Deere & Co.	336,200	28,641
Donaldson Co., Inc.	219,700	8,032
IMI PLC	628,600	12,081
Parker Hannifin Corp.	57,200	6,662
Stanley Black & Decker, Inc.	30,500	2,856
Valmont Industries, Inc.	44,500	5,345
Xylem, Inc.	53,800	1,835
		65,452
Professional Services - 0.2%
Acacia Research Corp.	429,402	5,376
Bureau Veritas SA	313,977	6,679
		12,055
Road & Rail - 2.2%
CSX Corp.	2,281,720	75,981
J.B. Hunt Transport Services, Inc.	588,640	46,862
Kansas City Southern	71,700	7,893
Norfolk Southern Corp.	250,199	25,513
		156,249
Trading Companies & Distributors - 0.5%
Watsco, Inc.	361,192	39,319
TOTAL INDUSTRIALS		956,846
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.8%
Cisco Systems, Inc.	4,490,052	118,380
QUALCOMM, Inc.	1,348,846	84,249
		202,629
Internet Software & Services - 3.1%
Google, Inc.:
Class A (a)	187,507	100,794
Class C (a)	161,207	86,168
Yahoo!, Inc. (a)	902,495	39,701
		226,663
IT Services - 5.3%
Amadeus IT Holding SA Class A	21,300	857
Cognizant Technology Solutions Corp. Class A (a)	654,172	35,410
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	249,736	$ 15,591
IBM Corp.	344,704	52,847
Leidos Holdings, Inc.	66,000	2,732
MasterCard, Inc. Class A	927,500	76,083
Paychex, Inc.	2,106,857	95,356
The Western Union Co.	1,033,280	17,566
Unisys Corp. (a)	272,300	5,972
Visa, Inc. Class A	342,671	87,350
		389,764
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	2,111,849	48,235
Broadcom Corp. Class A	1,183,782	50,234
Maxim Integrated Products, Inc.	411,300	13,610
		112,079
Software - 3.1%
Intuit, Inc.	10,100	877
Microsoft Corp.	5,162,199	208,553
Oracle Corp.	372,653	15,610
		225,040
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,401,094	281,309
First Data Holdings, Inc. Class B (h)	5,155,476	17,322
		298,631
TOTAL INFORMATION TECHNOLOGY		1,454,806
MATERIALS - 3.6%
Chemicals - 3.2%
Airgas, Inc.	411,106	46,307
Balchem Corp.	64,900	3,438
E.I. du Pont de Nemours & Co.	342,746	24,407
FMC Corp.	393,782	22,642
LyondellBasell Industries NV Class A	83,600	6,612
Methanex Corp. (e)	211,100	9,330
Monsanto Co.	618,715	72,996
Potash Corp. of Saskatchewan, Inc.	310,300	11,297
Syngenta AG (Switzerland)	87,636	28,546
Tronox Ltd. Class A	234,800	4,964
		230,539
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,441,800	$ 24,237
Reliance Steel & Aluminum Co.	104,400	5,467
		29,704
Paper & Forest Products - 0.0%
Domtar Corp.	80,900	3,098
TOTAL MATERIALS		263,341
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
TDC A/S	403,300	2,991
Verizon Communications, Inc.	2,884,074	131,831
		134,822
TOTAL COMMON STOCKS (Cost $6,129,394)		7,212,003
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	68,794	555
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	185,143	57,209
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,947)		57,764
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17		$ 5,615	4,805
5% 10/15/18 (h)		2,943	2,388
Peabody Energy Corp. 4.75% 12/15/41		7,660	3,639
			10,832
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		$ 5,130	$ 4,620
TOTAL CONVERTIBLE BONDS (Cost $19,015)			15,452
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $4,623)	EUR	3,010	3,907
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	2,323,831	2,324
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	85,549,468	85,549
TOTAL MONEY MARKET FUNDS (Cost $87,873)		87,873
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,287,852)		7,376,999
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(84,373)
NET ASSETS - 100%		$ 7,292,626
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,844,000 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,265,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 2,800
First Data Holdings, Inc. Class B	6/26/14	$ 20,622
NJOY, Inc. Series D	2/14/14	$ 1,164
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	397
Total	$ 401
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 771,522	$ 770,967	$ -	$ 555
Consumer Staples	822,342	778,687	43,655	-
Energy	662,881	605,114	57,767	-
Financials	1,485,558	1,485,558	-	-
Health Care	717,649	699,714	17,935	-
Industrials	956,846	956,846	-	-
Information Technology	1,454,806	1,437,484	-	17,322
Materials	263,341	234,795	28,546	-
Telecommunication Services	134,822	134,822	-	-
Corporate Bonds	15,452	-	15,452	-
Preferred Securities	3,907	-	3,907	-
Money Market Funds	87,873	87,873	-	-
Total Investments in Securities:	$ 7,376,999	$ 7,191,860	$ 167,262	$ 17,877
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.5%
United Kingdom	6.1%
Canada	2.5%
Israel	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,865) - See accompanying schedule: Unaffiliated issuers (cost $6,199,979)	$ 7,289,126
Fidelity Central Funds (cost $87,873)	87,873
Total Investments (cost $6,287,852)		$ 7,376,999
Cash		393
Foreign currency held at value (cost $6)		6
Receivable for investments sold		44,869
Receivable for fund shares sold		2,511
Dividends receivable		9,773
Interest receivable		102
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		13
Other receivables		849
Total assets		7,435,588

Liabilities
Payable for investments purchased	$ 43,153
Payable for fund shares redeemed	5,175
Accrued management fee	2,796
Notes payable to affiliates	4,450
Other affiliated payables	1,062
Other payables and accrued expenses	777
Collateral on securities loaned, at value	85,549
Total liabilities		142,962

Net Assets		$ 7,292,626
Net Assets consist of:
Paid in capital		$ 9,293,010
Undistributed net investment income		125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,089,585)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,089,076
Net Assets		$ 7,292,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Growth & Income: Net Asset Value, offering price and redemption price per share ($6,356,482 ÷ 220,232 shares)	$ 28.86

Class K: Net Asset Value, offering price and redemption price per share ($936,144 ÷ 32,454 shares)	$ 28.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 88,462
Interest		419
Income from Fidelity Central Funds		401
Total income		89,282

Expenses
Management fee	$ 17,033
Transfer agent fees	5,738
Accounting and security lending fees	601
Custodian fees and expenses	94
Independent trustees' compensation	18
Registration fees	44
Audit	49
Legal	26
Interest	2
Miscellaneous	22
Total expenses before reductions	23,627
Expense reductions	(24)	23,603
Net investment income (loss)		65,679
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	338,991
Foreign currency transactions	(61)
Total net realized gain (loss)		338,930
Change in net unrealized appreciation (depreciation) on: Investment securities	(371,396)
Assets and liabilities in foreign currencies	(69)
Total change in net unrealized appreciation (depreciation)		(371,465)
Net gain (loss)		(32,535)
Net increase (decrease) in net assets resulting from operations		$ 33,144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,679	$ 138,369
Net realized gain (loss)	338,930	863,680
Change in net unrealized appreciation (depreciation)	(371,465)	38,912
Net increase (decrease) in net assets resulting from operations	33,144	1,040,961
Distributions to shareholders from net investment income	(68,608)	(133,552)
Distributions to shareholders from net realized gain	-	(1,626)
Total distributions	(68,608)	(135,178)
Share transactions - net increase (decrease)	(181,585)	(472,170)
Total increase (decrease) in net assets	(217,049)	433,613

Net Assets
Beginning of period	7,509,675	7,076,062
End of period (including undistributed net investment income of $125 and undistributed net investment income of $3,054, respectively)	$ 7,292,626	$ 7,509,675

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.02	$ 25.66	$ 20.13	$ 18.58	$ 15.75	$ 14.38
Income from Investment Operations
Net investment income (loss) D	.25	.51	.46	.36	.20	.10
Net realized and unrealized gain (loss)	(.14) K	3.35	5.54	1.55	2.82	1.37
Total from investment operations	.11	3.86	6.00	1.91	3.02	1.47
Distributions from net investment income	(.27)	(.50)	(.44)	(.35)	(.19)	(.10)
Distributions from net realized gain	-	(.01)	(.03)	(.01)	-	(.01)
Total distributions	(.27)	(.50) J	(.47)	(.36)	(.19)	(.10) I
Net asset value, end of period	$ 28.86	$ 29.02	$ 25.66	$ 20.13	$ 18.58	$ 15.75
Total ReturnB, C	.36% K	15.16%	30.15%	10.45%	19.16%	10.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.64%A	.65%	.68%	.71%	.72%	.75%
Expenses net of fee waivers, if any	.64%A	.65%	.68%	.71%	.72%	.75%
Expenses net of all reductions	.64%A	.65%	.67%	.71%	.71%	.74%
Net investment income (loss)	1.72%A	1.86%	2.04%	1.95%	1.09%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 6,356	$ 6,550	$ 6,060	$ 4,863	$ 5,052	$ 5,417
Portfolio turnover rateF	37% A	41% H	49%	62%	129%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

J Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

K Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.00	$ 25.64	$ 20.12	$ 18.57	$ 15.74	$ 14.38
Income from Investment Operations
Net investment income (loss) D	.27	.54	.50	.40	.23	.13
Net realized and unrealized gain (loss)	(.13) J	3.36	5.52	1.54	2.82	1.37
Total from investment operations	.14	3.90	6.02	1.94	3.05	1.50
Distributions from net investment income	(.29)	(.53)	(.47)	(.38)	(.22)	(.13)
Distributions from net realized gain	-	(.01)	(.03)	(.01)	-	(.01)
Total distributions	(.29)	(.54)	(.50)	(.39)	(.22)	(.14) I
Net asset value, end of period	$ 28.85	$ 29.00	$ 25.64	$ 20.12	$ 18.57	$ 15.74
Total ReturnB, C	.45% J	15.32%	30.28%	10.66%	19.40%	10.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of all reductions	.52%A	.52%	.52%	.54%	.53%	.53%
Net investment income (loss)	1.84%A	1.99%	2.19%	2.13%	1.27%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 960	$ 1,016	$ 752	$ 403	$ 292
Portfolio turnover rateF	37% A	41% H	49%	62%	129%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

J Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been .35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, equity-debt classifications, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,376,230
Gross unrealized depreciation	(304,098)
Net unrealized appreciation (depreciation) on securities	$ 1,072,132

Tax cost	$ 6,304,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (251,247)
2018	(3,168,341)
Total with expiration	$ (3,419,588)

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,402,516 and $1,569,128, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth & Income	$ 5,512.17
Class K	226.05
	$ 5,738

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,740.33%		$ 2

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $397, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth & Income expenses during the period in the amount of $2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Growth & Income	$ 59,379	$ 113,973
Class K	9,229	19,579
Total	$ 68,608	$ 133,552
From net realized gain
Growth & Income	$ -	$ 1,391
Class K	-	235
Total	$ -	$ 1,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Growth & Income
Shares sold	6,759	21,786	$ 200,018	$ 598,816
Reinvestment of distributions	1,937	3,998	56,723	110,063
Shares redeemed	(14,164)	(36,289)A	(419,616)	(997,570)A
Net increase (decrease)	(5,468)	(10,505)	$ (162,875)	$ (288,691)
Class K
Shares sold	2,930	7,113	$ 86,779	$ 195,462
Reinvestment of distributions	315	722	9,229	19,814
Shares redeemed	(3,875)	(14,384)	(114,718)	(398,755)
Net increase (decrease)	(630)	(6,549)	$ (18,710)	$ (183,479)

A Amount includes in-kind redemptions.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GAI-K-USAN-0315
1.863232.106

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Blue Chip Growth	.89%
Actual		$ 1,000.00	$ 1,079.90	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.77%
Actual		$ 1,000.00	$ 1,080.60	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	6.5
Amazon.com, Inc.	2.9	2.3
Google, Inc. Class A	2.7	2.9
Gilead Sciences, Inc.	2.6	2.7
Facebook, Inc. Class A	2.4	2.4
Google, Inc. Class C	2.2	2.7
Home Depot, Inc.	1.9	1.6
Biogen Idec, Inc.	1.8	1.5
Visa, Inc. Class A	1.7	1.4
The Walt Disney Co.	1.5	1.6
	26.3
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	33.5
Consumer Discretionary	23.3	21.2
Health Care	16.4	15.3
Consumer Staples	9.8	8.9
Industrials	8.3	9.1
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 98.6%		Stocks 99.3%
	Convertible Securities 1.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	12.2%	** Foreign investments	10.8%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	210,025	$ 20,179
Motherson Sumi Systems Ltd.	787,172	5,711
The Goodyear Tire & Rubber Co.	1,206,100	29,236
		55,126
Automobiles - 1.4%
Harley-Davidson, Inc.	684,100	42,209
Mahindra & Mahindra Ltd. (a)	247,500	5,036
Suzuki Motor Corp.	119,900	3,791
Tata Motors Ltd. (a)	1,444,431	13,603
Tata Motors Ltd. sponsored ADR	265,500	13,094
Tesla Motors, Inc. (a)(d)	902,356	183,720
		261,453
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,116,200	38,263
Houghton Mifflin Harcourt Co. (a)	186,100	3,662
		41,925
Hotels, Restaurants & Leisure - 4.7%
ARAMARK Holdings Corp.	186,700	5,847
Boyd Gaming Corp. (a)	284,800	3,719
Buffalo Wild Wings, Inc. (a)	316,038	56,356
Chipotle Mexican Grill, Inc. (a)	237,817	168,812
DineEquity, Inc.	17,600	1,879
Domino's Pizza, Inc.	345,400	34,212
Fiesta Restaurant Group, Inc. (a)	253,700	14,986
Habit Restaurants, Inc. Class A (d)	398,373	13,146
Hilton Worldwide Holdings, Inc. (a)	935,100	24,285
Homeinns Hotel Group ADR (a)	248,294	6,185
Hyatt Hotels Corp. Class A (a)	888,600	49,993
Jack in the Box, Inc.	22,100	1,874
Las Vegas Sands Corp.	1,703,194	92,603
McDonald's Corp.	417,000	38,547
Panera Bread Co. Class A (a)	344,256	59,164
Papa John's International, Inc.	370,600	23,518
Penn National Gaming, Inc. (a)	371,300	5,558
Sonic Corp.	326,800	9,892
Starbucks Corp.	2,743,722	240,158
Whitbread PLC	310,250	23,388
Zoe's Kitchen, Inc. (d)	338,800	10,482
		884,604
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 1.2%
D.R. Horton, Inc.	1,304,300	$ 31,981
GoPro, Inc. Class A (d)	458,700	22,820
Harman International Industries, Inc.	67,800	8,789
Jarden Corp. (a)	398,500	19,136
KB Home (d)	671,900	8,372
Sony Corp.	443,100	10,422
Sony Corp. sponsored ADR	175,400	4,085
TRI Pointe Homes, Inc. (a)	1,741,600	24,957
Whirlpool Corp.	524,800	104,477
		235,039
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (a)	1,529,244	542,163
Ctrip.com International Ltd. sponsored ADR (a)	324,684	15,440
Expedia, Inc.	285,489	24,532
Groupon, Inc. Class A (a)	6,659,600	47,683
MakeMyTrip Ltd. (a)	327,100	8,128
Netflix, Inc. (a)	54,023	23,867
Priceline Group, Inc. (a)	119,800	120,936
The Honest Co., Inc. (f)	150,143	4,069
Travelport Worldwide Ltd.	383,800	5,983
Vipshop Holdings Ltd. ADR (a)(d)	1,104,100	24,721
Wayfair LLC Class A	34,600	677
zulily, Inc. Class A (a)(d)	155,300	2,873
		821,072
Leisure Products - 0.1%
NJOY, Inc. (f)	1,178,168	9,508
Media - 2.6%
Comcast Corp. Class A	3,188,036	169,428
Lions Gate Entertainment Corp. (d)	338,900	9,737
Naspers Ltd. Class N	161,400	23,284
New Media Investment Group, Inc.	89,300	2,089
The Walt Disney Co.	3,185,700	289,771
		494,309
Multiline Retail - 1.2%
B&M European Value Retail S.A.	411,895	1,959
Macy's, Inc.	1,361,085	86,946
Target Corp.	1,829,823	134,693
Tuesday Morning Corp. (a)	299,500	5,301
		228,899
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	12,300	$ 1,956
AutoZone, Inc. (a)	3,200	1,910
CST Brands, Inc.	43,200	1,862
GNC Holdings, Inc.	606,800	26,906
Home Depot, Inc.	3,442,900	359,508
L Brands, Inc.	1,032,282	87,362
Lumber Liquidators Holdings, Inc. (a)	129,200	8,159
Michaels Companies, Inc.	417,700	10,777
Murphy U.S.A., Inc. (a)	724,370	50,568
Restoration Hardware Holdings, Inc. (a)	1,779,022	155,718
Ross Stores, Inc.	891,863	81,793
TJX Companies, Inc.	2,020,352	133,222
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	161,500	21,308
Williams-Sonoma, Inc.	168,400	13,177
		954,226
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	318,500	21,037
G-III Apparel Group Ltd. (a)	65,000	6,318
Hanesbrands, Inc.	273,600	30,474
Kate Spade & Co. (a)	1,646,504	51,914
lululemon athletica, Inc. (a)	864,281	57,250
Michael Kors Holdings Ltd. (a)	1,053,872	74,604
NIKE, Inc. Class B	795,475	73,383
Ralph Lauren Corp.	298,100	49,750
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	519,500	31,352
		396,082
TOTAL CONSUMER DISCRETIONARY		4,382,243
CONSUMER STAPLES - 9.8%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR (d)	428,091	52,257
Constellation Brands, Inc. Class A (sub. vtg.) (a)	202,600	22,377
Kweichow Moutai Co. Ltd.	66,400	1,869
Monster Beverage Corp. (a)	1,179,335	137,923
PepsiCo, Inc.	2,044,054	191,691
The Coca-Cola Co.	5,109,752	210,368
United Spirits Ltd. (a)	41,658	2,322
		618,807
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	876,900	$ 125,388
CVS Health Corp.	1,890,500	185,571
Diplomat Pharmacy, Inc. (d)	68,700	1,688
Kroger Co.	2,014,687	139,114
Rite Aid Corp. (a)	978,300	6,829
Sprouts Farmers Market LLC (a)	1,585,677	57,734
Tesco PLC	6,116,000	20,682
Wal-Mart Stores, Inc.	43,500	3,697
Whole Foods Market, Inc.	578,910	30,158
		570,861
Food Products - 2.2%
Associated British Foods PLC	40,800	1,907
Bunge Ltd.	379,867	34,009
China Modern Dairy Holdings Ltd. (a)	7,498,000	2,421
Dean Foods Co.	810,800	14,692
Keurig Green Mountain, Inc.	2,071,188	253,845
Mead Johnson Nutrition Co. Class A	882,094	86,877
The Hain Celestial Group, Inc. (a)	230,600	12,169
WhiteWave Foods Co. (a)	420,869	13,876
		419,796
Household Products - 0.7%
Energizer Holdings, Inc.	217,500	27,842
Procter & Gamble Co.	1,354,304	114,154
		141,996
Personal Products - 0.4%
AMOREPACIFIC Group, Inc.	5,438	6,149
Herbalife Ltd.	2,091,358	63,745
		69,894
Tobacco - 0.2%
Lorillard, Inc.	615,227	40,365
TOTAL CONSUMER STAPLES		1,861,719
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Halliburton Co.	711,876	28,468
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	594,800	48,625
Cimarex Energy Co.	436,607	45,058
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)	837,900	$ 38,041
Diamondback Energy, Inc. (a)	59,700	4,119
EOG Resources, Inc.	942,924	83,949
Hess Corp.	156,978	10,594
Petronet LNG Ltd. (a)	297,334	861
Pioneer Natural Resources Co.	458,800	69,063
Rice Energy, Inc.	796,100	13,597
SM Energy Co.	329,200	12,450
Whiting Petroleum Corp. (a)	271,400	8,147
		334,504
TOTAL ENERGY		362,972
FINANCIALS - 4.2%
Banks - 2.2%
Axis Bank Ltd. (a)	953,180	9,091
Bank of America Corp.	6,513,087	98,673
Citigroup, Inc.	2,197,990	103,196
HDFC Bank Ltd. sponsored ADR	514,000	29,288
ICICI Bank Ltd. sponsored ADR	3,118,145	37,449
JPMorgan Chase & Co.	2,448,377	133,143
Punjab National Bank (a)	948,000	2,916
Yes Bank Ltd.	170,103	2,358
		416,114
Capital Markets - 1.2%
Ameriprise Financial, Inc.	187,753	23,458
BlackRock, Inc. Class A	184,500	62,824
Carlyle Group LP	275,200	7,238
Charles Schwab Corp.	710,400	18,456
Fairfax India Holdings Corp. (a)	926,100	9,076
Invesco Ltd.	620,572	22,794
Morgan Stanley	1,468,851	49,662
The Blackstone Group LP	802,200	29,954
		223,462
Consumer Finance - 0.3%
American Express Co.	587,644	47,417
Shriram Transport Finance Co. Ltd.	339,455	6,233
Synchrony Financial	127,700	3,941
		57,591
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	81,000	$ 7,245
Moody's Corp.	94,900	8,667
		15,912
Real Estate Investment Trusts - 0.2%
Duke Realty LP	597,200	13,037
Extra Space Storage, Inc.	197,700	13,048
Gaming & Leisure Properties	241,900	7,893
		33,978
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	111,700	3,612
Parsvnath Developers Ltd. (a)(e)	21,771,340	6,308
Realogy Holdings Corp. (a)	282,767	13,149
		23,069
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	14,159
LIC Housing Finance Ltd.	351,944	2,709
		16,868
TOTAL FINANCIALS		786,994
HEALTH CARE - 16.4%
Biotechnology - 9.5%
Acceleron Pharma, Inc. (a)	42,800	1,689
Agios Pharmaceuticals, Inc. (a)	195,640	22,679
Alexion Pharmaceuticals, Inc. (a)	624,996	114,524
Alkermes PLC (a)	711,400	51,399
Alnylam Pharmaceuticals, Inc. (a)	690,163	64,758
Amgen, Inc.	632,902	96,366
Ascendis Pharma A/S	214,200	4,248
Avalanche Biotechnologies, Inc. (a)	44,300	1,758
BioCryst Pharmaceuticals, Inc. (a)	833,700	8,487
Biogen Idec, Inc. (a)	854,700	332,615
BioMarin Pharmaceutical, Inc. (a)	323,504	31,432
Bluebird Bio, Inc. (a)	163,700	15,209
Calithera Biosciences, Inc.	266,400	5,299
Celgene Corp. (a)	1,161,000	138,345
Dicerna Pharmaceuticals, Inc.	161,260	3,438
FibroGen, Inc.	71,642	2,116
Gilead Sciences, Inc. (a)	4,676,060	490,191
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Intercept Pharmaceuticals, Inc. (a)	88,100	$ 17,711
Intrexon Corp. (a)(d)	446,559	12,821
Ironwood Pharmaceuticals, Inc. Class A (a)	907,481	14,139
Isis Pharmaceuticals, Inc. (a)	63,700	4,364
Karyopharm Therapeutics, Inc. (a)	50,800	1,348
Keryx Biopharmaceuticals, Inc. (a)(d)	817,473	9,940
Kite Pharma, Inc.	99,100	6,655
KYTHERA Biopharmaceuticals, Inc. (a)(d)	263,156	9,789
Medivation, Inc. (a)	35,100	3,820
Merrimack Pharmaceuticals, Inc. (a)	1,594,658	15,038
Neurocrine Biosciences, Inc. (a)	442,100	14,881
Pharmacyclics, Inc. (a)	242,400	40,905
Puma Biotechnology, Inc. (a)	85,600	18,068
Receptos, Inc. (a)	31,200	3,437
Regeneron Pharmaceuticals, Inc. (a)	361,889	150,785
Seattle Genetics, Inc. (a)	158,900	4,951
Spark Therapeutics, Inc.	18,000	900
Synageva BioPharma Corp. (a)	170,200	19,610
Ultragenyx Pharmaceutical, Inc.	26,500	1,540
uniQure B.V.	305,687	6,419
Versartis, Inc. (a)	179,700	3,186
Vertex Pharmaceuticals, Inc. (a)	421,660	46,442
ZIOPHARM Oncology, Inc. (a)(d)	652,600	5,841
		1,797,143
Health Care Equipment & Supplies - 0.9%
Abiomed, Inc. (a)	49,300	2,551
Accuray, Inc. (a)(d)	935,165	6,892
Boston Scientific Corp. (a)	2,645,700	39,183
Hologic, Inc. (a)	967,000	29,363
Intuitive Surgical, Inc. (a)	120,107	59,391
Medtronic PLC	274,370	19,590
Novadaq Technologies, Inc. (a)	478,519	6,809
Zeltiq Aesthetics, Inc. (a)	504,000	16,234
		180,013
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	144,600	13,744
Apollo Hospitals Enterprise Ltd. (a)	936,371	19,793
Cardinal Health, Inc.	313,331	26,066
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	879,900	$ 62,297
McKesson Corp.	132,700	28,219
		150,119
Health Care Technology - 0.4%
athenahealth, Inc. (a)	76,475	10,684
Castlight Health, Inc. Class B (a)(d)	419,838	3,728
Cerner Corp. (a)	747,918	49,624
Medidata Solutions, Inc. (a)	40,000	1,720
Veeva Systems, Inc. Class A (a)	194,300	5,588
		71,344
Life Sciences Tools & Services - 0.3%
Genfit (a)(d)	173,652	11,283
Illumina, Inc. (a)	198,935	38,830
Lonza Group AG	38,412	4,568
		54,681
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,746,406	105,396
Achaogen, Inc. (a)	331,200	3,875
Actavis PLC (a)	1,078,255	287,398
Akorn, Inc. (a)	89,900	3,828
Bristol-Myers Squibb Co.	1,650,200	99,458
Dermira, Inc.	317,800	5,355
GW Pharmaceuticals PLC ADR (a)(d)	265,666	19,386
Hospira, Inc. (a)	58,100	3,685
Jazz Pharmaceuticals PLC (a)	101,355	17,163
Johnson & Johnson	181,200	18,145
Mallinckrodt PLC (a)	187,200	19,841
Pacira Pharmaceuticals, Inc. (a)	117,166	12,578
Perrigo Co. PLC	135,440	20,552
Shire PLC sponsored ADR	285,659	62,634
Tetraphase Pharmaceuticals, Inc. (a)	57,100	2,076
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,095,700	62,302
Valeant Pharmaceuticals International (Canada) (a)	674,100	107,781
		851,453
TOTAL HEALTH CARE		3,104,753
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	1,037,400	$ 101,416
L-3 Communications Holdings, Inc.	94,800	11,672
The Boeing Co.	948,426	137,873
		250,961
Air Freight & Logistics - 0.5%
FedEx Corp.	329,878	55,786
United Parcel Service, Inc. Class B	284,000	28,071
XPO Logistics, Inc. (a)(d)	524,500	19,296
		103,153
Airlines - 2.6%
American Airlines Group, Inc.	4,765,593	233,895
Azul-Linhas Aereas Brasileiras warrants (a)(f)	165,571	0
Delta Air Lines, Inc.	1,897,100	89,752
Southwest Airlines Co.	642,902	29,046
Spirit Airlines, Inc. (a)	802,400	59,490
United Continental Holdings, Inc. (a)	936,200	64,944
Virgin America, Inc.	324,700	10,890
		488,017
Building Products - 0.1%
A.O. Smith Corp.	276,054	16,400
Construction & Engineering - 0.0%
Larsen & Toubro Ltd. (a)	204,799	5,598
Electrical Equipment - 0.3%
Acuity Brands, Inc.	131,300	19,681
SolarCity Corp. (a)(d)	643,332	31,272
TCP International Holdings Ltd.	695,200	4,401
		55,354
Industrial Conglomerates - 0.8%
Danaher Corp.	1,797,600	148,086
General Electric Co.	156,400	3,736
		151,822
Machinery - 0.8%
Cummins, Inc.	648,661	90,462
Deere & Co.	42,700	3,638
Eicher Motors Ltd.	14,288	3,742
Fanuc Corp.	21,300	3,577
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	507,884	$ 33,723
Manitowoc Co., Inc.	387,100	7,239
		142,381
Professional Services - 0.2%
Huron Consulting Group, Inc. (a)	194,520	14,632
Manpower, Inc.	276,500	20,151
		34,783
Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	197,600	34,440
Container Corp. of India Ltd.	242,276	5,713
CSX Corp.	597,600	19,900
Hertz Global Holdings, Inc. (a)	1,178,396	24,181
J.B. Hunt Transport Services, Inc.	578,700	46,070
Union Pacific Corp.	1,167,500	136,843
		267,147
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	199,400	5,749
United Rentals, Inc. (a)	333,600	27,639
		33,388
TOTAL INDUSTRIALS		1,549,004
INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 1.5%
Arista Networks, Inc. (d)	112,200	7,082
Cisco Systems, Inc.	1,804,700	47,581
Palo Alto Networks, Inc. (a)	216,091	27,312
QUALCOMM, Inc.	3,355,314	209,573
		291,548
Internet Software & Services - 11.0%
Akamai Technologies, Inc. (a)	416,430	24,217
Alibaba Group Holding Ltd. sponsored ADR	1,067,900	95,129
Baidu.com, Inc. sponsored ADR (a)	422,100	91,984
Cornerstone OnDemand, Inc. (a)(d)	264,000	8,699
Dropbox, Inc. (a)(f)	1,003,814	19,173
Facebook, Inc. Class A (a)	5,867,401	445,394
Gogo, Inc. (a)(d)	1,022,200	14,858
Google, Inc.:
Class A (a)	951,554	511,508
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	768,554	$ 410,807
HomeAway, Inc. (a)	97,500	2,485
Info Edge India Ltd.	661,765	9,064
Just Dial Ltd.	578,216	14,486
LendingClub Corp.	138,700	2,603
LinkedIn Corp. (a)	268,300	60,298
NAVER Corp.	42,162	27,110
New Relic, Inc.	19,300	599
New Relic, Inc.	156,117	4,364
Rackspace Hosting, Inc. (a)	1,801,901	81,013
Tencent Holdings Ltd.	3,299,800	55,656
Twitter, Inc. (a)	2,324,500	87,238
Yahoo!, Inc. (a)	2,659,076	116,973
		2,083,658
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A (a)	3,910,254	211,662
MasterCard, Inc. Class A	2,803,400	229,963
Total System Services, Inc.	165,900	5,868
VeriFone Systems, Inc. (a)	991,400	31,120
Visa, Inc. Class A	1,274,799	324,959
		803,572
Semiconductors & Semiconductor Equipment - 4.3%
Ambarella, Inc. (a)(d)	543,700	30,072
Atmel Corp.	2,006,000	16,710
Avago Technologies Ltd.	235,100	24,187
Broadcom Corp. Class A	1,083,700	45,987
Cavium, Inc. (a)	919,701	54,088
Cirrus Logic, Inc. (a)	2,021,500	53,570
Cree, Inc. (a)	550,502	19,466
Cypress Semiconductor Corp.	513,085	7,558
First Solar, Inc. (a)	1,083,400	45,849
Freescale Semiconductor, Inc. (a)	2,115,454	67,885
Himax Technologies, Inc. sponsored ADR	988,300	8,480
Lam Research Corp.	261,000	19,951
Marvell Technology Group Ltd.	939,800	14,558
Maxim Integrated Products, Inc.	703,700	23,285
Monolithic Power Systems, Inc.	201,194	9,555
NVIDIA Corp.	1,103,570	21,194
NXP Semiconductors NV (a)	3,564,207	282,784
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	425,786	$ 31,453
Skyworks Solutions, Inc.	341,600	28,370
		805,002
Software - 4.0%
Activision Blizzard, Inc.	4,837,816	101,086
Adobe Systems, Inc. (a)	973,050	68,240
Fortinet, Inc. (a)	568,596	16,998
Intuit, Inc.	224,800	19,517
Microsoft Corp.	4,854,244	196,111
Qlik Technologies, Inc. (a)	377,200	10,712
Red Hat, Inc. (a)	383,200	24,444
salesforce.com, Inc. (a)	4,641,269	262,000
Splunk, Inc. (a)	65,200	3,368
Tableau Software, Inc. (a)	467,300	37,739
Workiva, Inc.	259,999	3,193
Yodlee, inc.	197,599	1,822
Zynga, Inc. (a)	6,116,783	15,659
		760,889
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	10,671,309	1,250,250
BlackBerry Ltd. (a)(d)	3,328,200	33,781
Hewlett-Packard Co.	1,054,000	38,081
Nimble Storage, Inc. (a)	221,200	4,962
Samsung Electronics Co. Ltd.	14,461	17,809
		1,344,883
TOTAL INFORMATION TECHNOLOGY		6,089,552
MATERIALS - 2.5%
Chemicals - 2.0%
Agrium, Inc.	130,100	13,880
Air Products & Chemicals, Inc.	64,900	9,450
Ashland, Inc.	148,900	17,648
CF Industries Holdings, Inc.	107,600	32,859
E.I. du Pont de Nemours & Co.	1,897,600	135,128
Intrepid Potash, Inc. (a)(d)	509,165	6,777
Monsanto Co.	1,116,000	131,666
Potash Corp. of Saskatchewan, Inc.	785,400	28,593
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	35,100	$ 7,823
The Mosaic Co.	40,500	1,972
		385,796
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	255,800	15,885
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (a)	172,500	5,834
Rock-Tenn Co. Class A	159,100	10,326
Sealed Air Corp.	866,900	35,109
		51,269
Metals & Mining - 0.1%
United States Steel Corp. (d)	505,300	12,350
TOTAL MATERIALS		465,300
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,990,661	29,040
UTILITIES - 0.1%
Electric Utilities - 0.0%
Power Grid Corp. of India Ltd.	757,980	1,853
Independent Power Producers & Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	390,232	10,661
TOTAL UTILITIES		12,514
TOTAL COMMON STOCKS (Cost $12,494,803)		18,644,091
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc. Series C (f)	350,333	9,494
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(f)	607,766	$ 4,905
Series D (f)	149,114	1,203
		6,108
TOTAL CONSUMER DISCRETIONARY		15,602
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pronutria Biosciences, Inc. Series C (f)	545,634	5,500
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (f)	97,277	7,535
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (a)(f)	165,571	7,405
Professional Services - 0.1%
Meituan Corp. Series D (f)(g)	1,581,852	10,000
TOTAL INDUSTRIALS		24,940
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.9%
Uber Technologies, Inc. (f)	102,648	3,420
Uber Technologies, Inc. Series E, 8.00% (f)	5,156,948	171,817
		175,237
IT Services - 0.2%
AppNexus, Inc. Series E (f)	646,522	18,361
Nutanix, Inc. Series E (f)	482,746	6,618
		24,979
Software - 0.1%
Cloudera, Inc. Series F (f)	186,078	3,629
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Cloudflare, Inc. Series D (f)	603,356	$ 3,696
Taboola.Com Ltd. Series E (f)	634,902	6,619
		13,944
TOTAL INFORMATION TECHNOLOGY		214,160
TOTAL CONVERTIBLE PREFERRED STOCKS		260,202
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	42,000	9,411
TOTAL PREFERRED STOCKS (Cost $172,246)		269,613
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.13% (b)	23,871,606	23,872
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	266,191,021	266,191
TOTAL MONEY MARKET FUNDS (Cost $290,063)		290,063
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $12,957,112)		19,203,767
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(287,227)
NET ASSETS - 100%		$ 18,916,540
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $292,952,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0*
Cloudera, Inc. Series F	2/5/14	$ 2,709
Cloudflare, Inc. Series D	11/5/14	$ 3,696
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
Meituan Corp. Series D	1/26/15	$ 10,000
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
NJOY, Inc. Series D	2/14/14	$ 2,524
Nutanix, Inc. Series E	8/26/14	$ 6,467
Pronutria Biosciences, Inc. Series C	1/30/15	$ 5,500
Space Exploration Technologies Corp. Series G	1/20/15	$ 7,535
Taboola.Com Ltd. Series E	12/22/14	$ 6,619
The Honest Co., Inc.	8/21/14	$ 4,062
The Honest Co., Inc. Series C	8/21/14	$ 9,479
Uber Technologies, Inc.	12/5/14	$ 3,420
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 80,000
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	2,386
Total	$ 2,418
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 9,495	$ -	$ -	$ -	$ 6,308
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,407,256	$ 4,316,230	$ 61,847	$ 29,179
Consumer Staples	1,861,719	1,828,276	33,443	-
Energy	362,972	362,111	861	-
Financials	786,994	743,220	43,774	-
Health Care	3,110,253	3,084,960	19,793	5,500
Industrials	1,573,944	1,530,374	18,630	24,940
Information Technology	6,303,712	5,941,890	128,489	233,333
Materials	465,300	465,300	-	-
Telecommunication Services	29,040	-	29,040	-
Utilities	12,514	10,661	1,853	-
Money Market Funds	290,063	290,063	-	-
Total Investments in Securities:	$ 19,203,767	$ 18,573,085	$ 337,730	$ 292,952
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 106,211
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	98,393
Cost of Purchases	33,153
Proceeds of Sales	(4,424)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 233,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 98,096
(Amounts in thousands)
Investments in Securities: - continued
Equities - Other Investments in Securities
Beginning Balance	$ 40,051
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(17,009)
Cost of Purchases	36,577
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 59,619
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (17,009)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

United States of America	87.8%
Ireland	2.4%
Cayman Islands	2.2%
Canada	1.6%
Netherlands	1.5%
India	1.2%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $256,812) - See accompanying schedule: Unaffiliated issuers (cost $12,636,198)	$ 18,907,396
Fidelity Central Funds (cost $290,063)	290,063
Other affiliated issuers (cost $30,851)	6,308
Total Investments (cost $12,957,112)		$ 19,203,767
Foreign currency held at value (cost $2,695)		2,695
Receivable for investments sold		220,907
Receivable for fund shares sold		21,021
Dividends receivable		5,762
Distributions receivable from Fidelity Central Funds		805
Prepaid expenses		18
Other receivables		789
Total assets		19,455,764

Liabilities
Payable to custodian bank	$ 621
Payable for investments purchased:
Regular delivery	227,294
Delayed delivery	10,000
Payable for fund shares redeemed	16,696
Accrued management fee	11,447
Other affiliated payables	2,163
Other payables and accrued expenses	4,812
Collateral on securities loaned, at value	266,191
Total liabilities		539,224

Net Assets		$ 18,916,540
Net Assets consist of:
Paid in capital		$ 12,493,487
Distributions in excess of net investment income		(2,931)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		183,291
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,242,693
Net Assets		$ 18,916,540

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($13,372,055 ÷ 196,989 shares)	$ 67.88

Class K: Net Asset Value, offering price and redemption price per share ($5,544,485 ÷ 81,600 shares)	$ 67.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 81,621
Income from Fidelity Central Funds		2,418
Total income		84,039

Expenses
Management fee Basic fee	$ 49,324
Performance adjustment	14,468
Transfer agent fees	11,711
Accounting and security lending fees	831
Custodian fees and expenses	175
Independent trustees' compensation	38
Registration fees	166
Audit	48
Legal	31
Interest	1
Miscellaneous	57
Total expenses before reductions	76,850
Expense reductions	(128)	76,722
Net investment income (loss)		7,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	366,360
Foreign currency transactions	(492)
Total net realized gain (loss)		365,868
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,508)	985,836
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		985,820
Net gain (loss)		1,351,688
Net increase (decrease) in net assets resulting from operations		$ 1,359,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,317	$ 47,516
Net realized gain (loss)	365,868	4,690,305
Change in net unrealized appreciation (depreciation)	985,820	(1,368,277)
Net increase (decrease) in net assets resulting from operations	1,359,005	3,369,544
Distributions to shareholders from net investment income	(27,789)	(80,757)
Distributions to shareholders from net realized gain	(1,011,245)	(1,378,625)
Total distributions	(1,039,034)	(1,459,382)
Share transactions - net increase (decrease)	2,014,598	(5,511,393)
Total increase (decrease) in net assets	2,334,569	(3,601,231)

Net Assets
Beginning of period	16,581,971	20,183,202
End of period (including distributions in excess of net investment income of $2,931 and undistributed net investment income of $17,541, respectively)	$ 18,916,540	$ 16,581,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31,2015	Years ended July 31,
January 31,	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.72	$ 59.65	$ 47.38	$ 48.17	$ 37.63	$ 31.97
Income from Investment Operations
Net investment income (loss) D	.02	.15	.39	.10	(.03)	.04
Net realized and unrealized gain (loss)	5.22	11.63	12.79	.75	10.61	5.80
Total from investment operations	5.24	11.78	13.18	.85	10.58	5.84
Distributions from net investment income	(.09)	(.24)	(.23)	(.04)	.00 G,I	(.18)
Distributions from net realized gain	(3.99)	(4.47)	(.68)	(1.60)	(.04) G	-
Total distributions	(4.08)	(4.71)	(.91)	(1.64)	(.04)	(.18)
Net asset value, end of period	$ 67.88	$ 66.72	$ 59.65	$ 47.38	$ 48.17	$ 37.63
Total ReturnB, C	7.99%	21.07%	28.25%	2.27%	28.12%	18.29%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%A	.80%	.76%	.90%	.94%	.94%
Expenses net of fee waivers, if any	.89%A	.80%	.76%	.90%	.94%	.94%
Expenses net of all reductions	.89%A	.80%	.74%	.89%	.92%	.93%
Net investment income (loss)	.05% A	.23%	.75%	.21%	(.06)%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 13,372	$ 11,970	$ 12,927	$ 10,595	$ 12,024	$ 10,295
Portfolio turnover rate F	43% A	57%J	75%	95%	132%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.82	$ 59.74	$ 47.46	$ 48.21	$ 37.66	$ 32.01
Income from Investment Operations
Net investment income (loss) D	.06	.23	.47	.17	.05	.11
Net realized and unrealized gain (loss)	5.23	11.64	12.79	.75	10.62	5.79
Total from investment operations	5.29	11.87	13.26	.92	10.67	5.90
Distributions from net investment income	(.17)	(.33)	(.30)	(.08)	(.05) G	(.25)
Distributions from net realized gain	(3.99)	(4.47)	(.68)	(1.60)	(.07) G	-
Total distributions	(4.16)	(4.79) K	(.98)	(1.67) J	(.12)	(.25)
Net asset value, end of period	$ 67.95	$ 66.82	$ 59.74	$ 47.46	$ 48.21	$ 37.66
Total ReturnB, C	8.06%	21.23%	28.42%	2.43%	28.37%	18.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.68%	.61%	.74%	.77%	.75%
Expenses net of fee waivers, if any	.77%A	.68%	.61%	.74%	.77%	.75%
Expenses net of all reductions	.77%A	.67%	.60%	.73%	.76%	.74%
Net investment income (loss)	.17% A	.36%	.89%	.37%	.11%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 5,544	$ 4,612	$ 3,506	$ 2,467	$ 1,455	$ 932
Portfolio turnover rate F	43% A	57% I	75%	95%	132%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

K Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/2015 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 292,952	Last transaction price Market comparable Tender offer	Discount rate Transaction price Put premium Discount rate EV/Sales multiple Premium rate FCF yield Tender offer price	15.0% $0.00 - $100.00 / $34.14 38.0% 10.0% 2.8 - 10.7 / 5.3 10.0% 4.0% $19.10	Decrease Increase Increase Decrease Increase Increase Decrease Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,528,051
Gross unrealized depreciation	(320,422)
Net unrealized appreciation (depreciation) on securities	$ 6,207,629

Tax cost	$ 12,996,138

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,846,176 and $3,847,844, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Blue Chip Growth	$ 10,496.16
Class K	1,215.05
	$ 11,711

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $61 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,744.32%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,419. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,386, including $156 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $124 for the period.

In addition, the investment advisor reimbursed a portion of the Fund's operating expenses, including certain Blue Chip Growth expenses during the period in the amount of $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Blue Chip Growth	$ 15,581	$ 47,730
Class K	12,208	19,791
Class F	-	13,236
Total	$ 27,789	$ 80,757
From net realized gain
Blue Chip Growth	$ 722,638	$ 908,543
Class K	288,607	269,912
Class F	-	200,170
Total	$ 1,011,245	$ 1,378,625

A All Class F shares were redeemed on November 19, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Blue Chip Growth
Shares sold	22,498	30,779	$ 1,505,347	$ 1,939,078
Reinvestment of distributions	10,699	16,131	715,067	933,288
Shares redeemed	(15,614)	(84,222) B	(1,047,120)	(5,182,185) B
Net increase (decrease)	17,583	(37,312)	$ 1,173,294	$ (2,309,819)
Class K
Shares sold	15,348	17,861	$ 1,026,882	$ 1,132,520
Reinvestment of distributions	4,497	4,984	300,815	289,703
Shares redeemed	(7,278)	(12,491)	(486,393)	(788,832)
Net increase (decrease)	12,567	10,354	$ 841,304	$ 633,391
Class F
Shares sold	-	3,759	$ -	$ 226,491
Reinvestment of distributions	-	3,740	-	213,405
Shares redeemed	-	(70,205) B	-	(4,274,861) B
Net increase (decrease)	-	(62,706)	$ -	$ (3,834,965)

A All Class F shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BCF-USAN-0315
1.789282.112

Fidelity®

Blue Chip Growth

Fund -
Class K

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Blue Chip Growth	.89%
Actual		$ 1,000.00	$ 1,079.90	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.77%
Actual		$ 1,000.00	$ 1,080.60	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	6.5
Amazon.com, Inc.	2.9	2.3
Google, Inc. Class A	2.7	2.9
Gilead Sciences, Inc.	2.6	2.7
Facebook, Inc. Class A	2.4	2.4
Google, Inc. Class C	2.2	2.7
Home Depot, Inc.	1.9	1.6
Biogen Idec, Inc.	1.8	1.5
Visa, Inc. Class A	1.7	1.4
The Walt Disney Co.	1.5	1.6
	26.3
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	33.5
Consumer Discretionary	23.3	21.2
Health Care	16.4	15.3
Consumer Staples	9.8	8.9
Industrials	8.3	9.1
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 98.6%		Stocks 99.3%
	Convertible Securities 1.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	12.2%	** Foreign investments	10.8%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	210,025	$ 20,179
Motherson Sumi Systems Ltd.	787,172	5,711
The Goodyear Tire & Rubber Co.	1,206,100	29,236
		55,126
Automobiles - 1.4%
Harley-Davidson, Inc.	684,100	42,209
Mahindra & Mahindra Ltd. (a)	247,500	5,036
Suzuki Motor Corp.	119,900	3,791
Tata Motors Ltd. (a)	1,444,431	13,603
Tata Motors Ltd. sponsored ADR	265,500	13,094
Tesla Motors, Inc. (a)(d)	902,356	183,720
		261,453
Diversified Consumer Services - 0.2%
H&R Block, Inc.	1,116,200	38,263
Houghton Mifflin Harcourt Co. (a)	186,100	3,662
		41,925
Hotels, Restaurants & Leisure - 4.7%
ARAMARK Holdings Corp.	186,700	5,847
Boyd Gaming Corp. (a)	284,800	3,719
Buffalo Wild Wings, Inc. (a)	316,038	56,356
Chipotle Mexican Grill, Inc. (a)	237,817	168,812
DineEquity, Inc.	17,600	1,879
Domino's Pizza, Inc.	345,400	34,212
Fiesta Restaurant Group, Inc. (a)	253,700	14,986
Habit Restaurants, Inc. Class A (d)	398,373	13,146
Hilton Worldwide Holdings, Inc. (a)	935,100	24,285
Homeinns Hotel Group ADR (a)	248,294	6,185
Hyatt Hotels Corp. Class A (a)	888,600	49,993
Jack in the Box, Inc.	22,100	1,874
Las Vegas Sands Corp.	1,703,194	92,603
McDonald's Corp.	417,000	38,547
Panera Bread Co. Class A (a)	344,256	59,164
Papa John's International, Inc.	370,600	23,518
Penn National Gaming, Inc. (a)	371,300	5,558
Sonic Corp.	326,800	9,892
Starbucks Corp.	2,743,722	240,158
Whitbread PLC	310,250	23,388
Zoe's Kitchen, Inc. (d)	338,800	10,482
		884,604
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 1.2%
D.R. Horton, Inc.	1,304,300	$ 31,981
GoPro, Inc. Class A (d)	458,700	22,820
Harman International Industries, Inc.	67,800	8,789
Jarden Corp. (a)	398,500	19,136
KB Home (d)	671,900	8,372
Sony Corp.	443,100	10,422
Sony Corp. sponsored ADR	175,400	4,085
TRI Pointe Homes, Inc. (a)	1,741,600	24,957
Whirlpool Corp.	524,800	104,477
		235,039
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (a)	1,529,244	542,163
Ctrip.com International Ltd. sponsored ADR (a)	324,684	15,440
Expedia, Inc.	285,489	24,532
Groupon, Inc. Class A (a)	6,659,600	47,683
MakeMyTrip Ltd. (a)	327,100	8,128
Netflix, Inc. (a)	54,023	23,867
Priceline Group, Inc. (a)	119,800	120,936
The Honest Co., Inc. (f)	150,143	4,069
Travelport Worldwide Ltd.	383,800	5,983
Vipshop Holdings Ltd. ADR (a)(d)	1,104,100	24,721
Wayfair LLC Class A	34,600	677
zulily, Inc. Class A (a)(d)	155,300	2,873
		821,072
Leisure Products - 0.1%
NJOY, Inc. (f)	1,178,168	9,508
Media - 2.6%
Comcast Corp. Class A	3,188,036	169,428
Lions Gate Entertainment Corp. (d)	338,900	9,737
Naspers Ltd. Class N	161,400	23,284
New Media Investment Group, Inc.	89,300	2,089
The Walt Disney Co.	3,185,700	289,771
		494,309
Multiline Retail - 1.2%
B&M European Value Retail S.A.	411,895	1,959
Macy's, Inc.	1,361,085	86,946
Target Corp.	1,829,823	134,693
Tuesday Morning Corp. (a)	299,500	5,301
		228,899
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	12,300	$ 1,956
AutoZone, Inc. (a)	3,200	1,910
CST Brands, Inc.	43,200	1,862
GNC Holdings, Inc.	606,800	26,906
Home Depot, Inc.	3,442,900	359,508
L Brands, Inc.	1,032,282	87,362
Lumber Liquidators Holdings, Inc. (a)	129,200	8,159
Michaels Companies, Inc.	417,700	10,777
Murphy U.S.A., Inc. (a)	724,370	50,568
Restoration Hardware Holdings, Inc. (a)	1,779,022	155,718
Ross Stores, Inc.	891,863	81,793
TJX Companies, Inc.	2,020,352	133,222
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	161,500	21,308
Williams-Sonoma, Inc.	168,400	13,177
		954,226
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	318,500	21,037
G-III Apparel Group Ltd. (a)	65,000	6,318
Hanesbrands, Inc.	273,600	30,474
Kate Spade & Co. (a)	1,646,504	51,914
lululemon athletica, Inc. (a)	864,281	57,250
Michael Kors Holdings Ltd. (a)	1,053,872	74,604
NIKE, Inc. Class B	795,475	73,383
Ralph Lauren Corp.	298,100	49,750
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	519,500	31,352
		396,082
TOTAL CONSUMER DISCRETIONARY		4,382,243
CONSUMER STAPLES - 9.8%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR (d)	428,091	52,257
Constellation Brands, Inc. Class A (sub. vtg.) (a)	202,600	22,377
Kweichow Moutai Co. Ltd.	66,400	1,869
Monster Beverage Corp. (a)	1,179,335	137,923
PepsiCo, Inc.	2,044,054	191,691
The Coca-Cola Co.	5,109,752	210,368
United Spirits Ltd. (a)	41,658	2,322
		618,807
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	876,900	$ 125,388
CVS Health Corp.	1,890,500	185,571
Diplomat Pharmacy, Inc. (d)	68,700	1,688
Kroger Co.	2,014,687	139,114
Rite Aid Corp. (a)	978,300	6,829
Sprouts Farmers Market LLC (a)	1,585,677	57,734
Tesco PLC	6,116,000	20,682
Wal-Mart Stores, Inc.	43,500	3,697
Whole Foods Market, Inc.	578,910	30,158
		570,861
Food Products - 2.2%
Associated British Foods PLC	40,800	1,907
Bunge Ltd.	379,867	34,009
China Modern Dairy Holdings Ltd. (a)	7,498,000	2,421
Dean Foods Co.	810,800	14,692
Keurig Green Mountain, Inc.	2,071,188	253,845
Mead Johnson Nutrition Co. Class A	882,094	86,877
The Hain Celestial Group, Inc. (a)	230,600	12,169
WhiteWave Foods Co. (a)	420,869	13,876
		419,796
Household Products - 0.7%
Energizer Holdings, Inc.	217,500	27,842
Procter & Gamble Co.	1,354,304	114,154
		141,996
Personal Products - 0.4%
AMOREPACIFIC Group, Inc.	5,438	6,149
Herbalife Ltd.	2,091,358	63,745
		69,894
Tobacco - 0.2%
Lorillard, Inc.	615,227	40,365
TOTAL CONSUMER STAPLES		1,861,719
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Halliburton Co.	711,876	28,468
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	594,800	48,625
Cimarex Energy Co.	436,607	45,058
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)	837,900	$ 38,041
Diamondback Energy, Inc. (a)	59,700	4,119
EOG Resources, Inc.	942,924	83,949
Hess Corp.	156,978	10,594
Petronet LNG Ltd. (a)	297,334	861
Pioneer Natural Resources Co.	458,800	69,063
Rice Energy, Inc.	796,100	13,597
SM Energy Co.	329,200	12,450
Whiting Petroleum Corp. (a)	271,400	8,147
		334,504
TOTAL ENERGY		362,972
FINANCIALS - 4.2%
Banks - 2.2%
Axis Bank Ltd. (a)	953,180	9,091
Bank of America Corp.	6,513,087	98,673
Citigroup, Inc.	2,197,990	103,196
HDFC Bank Ltd. sponsored ADR	514,000	29,288
ICICI Bank Ltd. sponsored ADR	3,118,145	37,449
JPMorgan Chase & Co.	2,448,377	133,143
Punjab National Bank (a)	948,000	2,916
Yes Bank Ltd.	170,103	2,358
		416,114
Capital Markets - 1.2%
Ameriprise Financial, Inc.	187,753	23,458
BlackRock, Inc. Class A	184,500	62,824
Carlyle Group LP	275,200	7,238
Charles Schwab Corp.	710,400	18,456
Fairfax India Holdings Corp. (a)	926,100	9,076
Invesco Ltd.	620,572	22,794
Morgan Stanley	1,468,851	49,662
The Blackstone Group LP	802,200	29,954
		223,462
Consumer Finance - 0.3%
American Express Co.	587,644	47,417
Shriram Transport Finance Co. Ltd.	339,455	6,233
Synchrony Financial	127,700	3,941
		57,591
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	81,000	$ 7,245
Moody's Corp.	94,900	8,667
		15,912
Real Estate Investment Trusts - 0.2%
Duke Realty LP	597,200	13,037
Extra Space Storage, Inc.	197,700	13,048
Gaming & Leisure Properties	241,900	7,893
		33,978
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	111,700	3,612
Parsvnath Developers Ltd. (a)(e)	21,771,340	6,308
Realogy Holdings Corp. (a)	282,767	13,149
		23,069
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	14,159
LIC Housing Finance Ltd.	351,944	2,709
		16,868
TOTAL FINANCIALS		786,994
HEALTH CARE - 16.4%
Biotechnology - 9.5%
Acceleron Pharma, Inc. (a)	42,800	1,689
Agios Pharmaceuticals, Inc. (a)	195,640	22,679
Alexion Pharmaceuticals, Inc. (a)	624,996	114,524
Alkermes PLC (a)	711,400	51,399
Alnylam Pharmaceuticals, Inc. (a)	690,163	64,758
Amgen, Inc.	632,902	96,366
Ascendis Pharma A/S	214,200	4,248
Avalanche Biotechnologies, Inc. (a)	44,300	1,758
BioCryst Pharmaceuticals, Inc. (a)	833,700	8,487
Biogen Idec, Inc. (a)	854,700	332,615
BioMarin Pharmaceutical, Inc. (a)	323,504	31,432
Bluebird Bio, Inc. (a)	163,700	15,209
Calithera Biosciences, Inc.	266,400	5,299
Celgene Corp. (a)	1,161,000	138,345
Dicerna Pharmaceuticals, Inc.	161,260	3,438
FibroGen, Inc.	71,642	2,116
Gilead Sciences, Inc. (a)	4,676,060	490,191
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Intercept Pharmaceuticals, Inc. (a)	88,100	$ 17,711
Intrexon Corp. (a)(d)	446,559	12,821
Ironwood Pharmaceuticals, Inc. Class A (a)	907,481	14,139
Isis Pharmaceuticals, Inc. (a)	63,700	4,364
Karyopharm Therapeutics, Inc. (a)	50,800	1,348
Keryx Biopharmaceuticals, Inc. (a)(d)	817,473	9,940
Kite Pharma, Inc.	99,100	6,655
KYTHERA Biopharmaceuticals, Inc. (a)(d)	263,156	9,789
Medivation, Inc. (a)	35,100	3,820
Merrimack Pharmaceuticals, Inc. (a)	1,594,658	15,038
Neurocrine Biosciences, Inc. (a)	442,100	14,881
Pharmacyclics, Inc. (a)	242,400	40,905
Puma Biotechnology, Inc. (a)	85,600	18,068
Receptos, Inc. (a)	31,200	3,437
Regeneron Pharmaceuticals, Inc. (a)	361,889	150,785
Seattle Genetics, Inc. (a)	158,900	4,951
Spark Therapeutics, Inc.	18,000	900
Synageva BioPharma Corp. (a)	170,200	19,610
Ultragenyx Pharmaceutical, Inc.	26,500	1,540
uniQure B.V.	305,687	6,419
Versartis, Inc. (a)	179,700	3,186
Vertex Pharmaceuticals, Inc. (a)	421,660	46,442
ZIOPHARM Oncology, Inc. (a)(d)	652,600	5,841
		1,797,143
Health Care Equipment & Supplies - 0.9%
Abiomed, Inc. (a)	49,300	2,551
Accuray, Inc. (a)(d)	935,165	6,892
Boston Scientific Corp. (a)	2,645,700	39,183
Hologic, Inc. (a)	967,000	29,363
Intuitive Surgical, Inc. (a)	120,107	59,391
Medtronic PLC	274,370	19,590
Novadaq Technologies, Inc. (a)	478,519	6,809
Zeltiq Aesthetics, Inc. (a)	504,000	16,234
		180,013
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	144,600	13,744
Apollo Hospitals Enterprise Ltd. (a)	936,371	19,793
Cardinal Health, Inc.	313,331	26,066
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc. (a)	879,900	$ 62,297
McKesson Corp.	132,700	28,219
		150,119
Health Care Technology - 0.4%
athenahealth, Inc. (a)	76,475	10,684
Castlight Health, Inc. Class B (a)(d)	419,838	3,728
Cerner Corp. (a)	747,918	49,624
Medidata Solutions, Inc. (a)	40,000	1,720
Veeva Systems, Inc. Class A (a)	194,300	5,588
		71,344
Life Sciences Tools & Services - 0.3%
Genfit (a)(d)	173,652	11,283
Illumina, Inc. (a)	198,935	38,830
Lonza Group AG	38,412	4,568
		54,681
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,746,406	105,396
Achaogen, Inc. (a)	331,200	3,875
Actavis PLC (a)	1,078,255	287,398
Akorn, Inc. (a)	89,900	3,828
Bristol-Myers Squibb Co.	1,650,200	99,458
Dermira, Inc.	317,800	5,355
GW Pharmaceuticals PLC ADR (a)(d)	265,666	19,386
Hospira, Inc. (a)	58,100	3,685
Jazz Pharmaceuticals PLC (a)	101,355	17,163
Johnson & Johnson	181,200	18,145
Mallinckrodt PLC (a)	187,200	19,841
Pacira Pharmaceuticals, Inc. (a)	117,166	12,578
Perrigo Co. PLC	135,440	20,552
Shire PLC sponsored ADR	285,659	62,634
Tetraphase Pharmaceuticals, Inc. (a)	57,100	2,076
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,095,700	62,302
Valeant Pharmaceuticals International (Canada) (a)	674,100	107,781
		851,453
TOTAL HEALTH CARE		3,104,753
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	1,037,400	$ 101,416
L-3 Communications Holdings, Inc.	94,800	11,672
The Boeing Co.	948,426	137,873
		250,961
Air Freight & Logistics - 0.5%
FedEx Corp.	329,878	55,786
United Parcel Service, Inc. Class B	284,000	28,071
XPO Logistics, Inc. (a)(d)	524,500	19,296
		103,153
Airlines - 2.6%
American Airlines Group, Inc.	4,765,593	233,895
Azul-Linhas Aereas Brasileiras warrants (a)(f)	165,571	0
Delta Air Lines, Inc.	1,897,100	89,752
Southwest Airlines Co.	642,902	29,046
Spirit Airlines, Inc. (a)	802,400	59,490
United Continental Holdings, Inc. (a)	936,200	64,944
Virgin America, Inc.	324,700	10,890
		488,017
Building Products - 0.1%
A.O. Smith Corp.	276,054	16,400
Construction & Engineering - 0.0%
Larsen & Toubro Ltd. (a)	204,799	5,598
Electrical Equipment - 0.3%
Acuity Brands, Inc.	131,300	19,681
SolarCity Corp. (a)(d)	643,332	31,272
TCP International Holdings Ltd.	695,200	4,401
		55,354
Industrial Conglomerates - 0.8%
Danaher Corp.	1,797,600	148,086
General Electric Co.	156,400	3,736
		151,822
Machinery - 0.8%
Cummins, Inc.	648,661	90,462
Deere & Co.	42,700	3,638
Eicher Motors Ltd.	14,288	3,742
Fanuc Corp.	21,300	3,577
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	507,884	$ 33,723
Manitowoc Co., Inc.	387,100	7,239
		142,381
Professional Services - 0.2%
Huron Consulting Group, Inc. (a)	194,520	14,632
Manpower, Inc.	276,500	20,151
		34,783
Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	197,600	34,440
Container Corp. of India Ltd.	242,276	5,713
CSX Corp.	597,600	19,900
Hertz Global Holdings, Inc. (a)	1,178,396	24,181
J.B. Hunt Transport Services, Inc.	578,700	46,070
Union Pacific Corp.	1,167,500	136,843
		267,147
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	199,400	5,749
United Rentals, Inc. (a)	333,600	27,639
		33,388
TOTAL INDUSTRIALS		1,549,004
INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 1.5%
Arista Networks, Inc. (d)	112,200	7,082
Cisco Systems, Inc.	1,804,700	47,581
Palo Alto Networks, Inc. (a)	216,091	27,312
QUALCOMM, Inc.	3,355,314	209,573
		291,548
Internet Software & Services - 11.0%
Akamai Technologies, Inc. (a)	416,430	24,217
Alibaba Group Holding Ltd. sponsored ADR	1,067,900	95,129
Baidu.com, Inc. sponsored ADR (a)	422,100	91,984
Cornerstone OnDemand, Inc. (a)(d)	264,000	8,699
Dropbox, Inc. (a)(f)	1,003,814	19,173
Facebook, Inc. Class A (a)	5,867,401	445,394
Gogo, Inc. (a)(d)	1,022,200	14,858
Google, Inc.:
Class A (a)	951,554	511,508
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	768,554	$ 410,807
HomeAway, Inc. (a)	97,500	2,485
Info Edge India Ltd.	661,765	9,064
Just Dial Ltd.	578,216	14,486
LendingClub Corp.	138,700	2,603
LinkedIn Corp. (a)	268,300	60,298
NAVER Corp.	42,162	27,110
New Relic, Inc.	19,300	599
New Relic, Inc.	156,117	4,364
Rackspace Hosting, Inc. (a)	1,801,901	81,013
Tencent Holdings Ltd.	3,299,800	55,656
Twitter, Inc. (a)	2,324,500	87,238
Yahoo!, Inc. (a)	2,659,076	116,973
		2,083,658
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A (a)	3,910,254	211,662
MasterCard, Inc. Class A	2,803,400	229,963
Total System Services, Inc.	165,900	5,868
VeriFone Systems, Inc. (a)	991,400	31,120
Visa, Inc. Class A	1,274,799	324,959
		803,572
Semiconductors & Semiconductor Equipment - 4.3%
Ambarella, Inc. (a)(d)	543,700	30,072
Atmel Corp.	2,006,000	16,710
Avago Technologies Ltd.	235,100	24,187
Broadcom Corp. Class A	1,083,700	45,987
Cavium, Inc. (a)	919,701	54,088
Cirrus Logic, Inc. (a)	2,021,500	53,570
Cree, Inc. (a)	550,502	19,466
Cypress Semiconductor Corp.	513,085	7,558
First Solar, Inc. (a)	1,083,400	45,849
Freescale Semiconductor, Inc. (a)	2,115,454	67,885
Himax Technologies, Inc. sponsored ADR	988,300	8,480
Lam Research Corp.	261,000	19,951
Marvell Technology Group Ltd.	939,800	14,558
Maxim Integrated Products, Inc.	703,700	23,285
Monolithic Power Systems, Inc.	201,194	9,555
NVIDIA Corp.	1,103,570	21,194
NXP Semiconductors NV (a)	3,564,207	282,784
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	425,786	$ 31,453
Skyworks Solutions, Inc.	341,600	28,370
		805,002
Software - 4.0%
Activision Blizzard, Inc.	4,837,816	101,086
Adobe Systems, Inc. (a)	973,050	68,240
Fortinet, Inc. (a)	568,596	16,998
Intuit, Inc.	224,800	19,517
Microsoft Corp.	4,854,244	196,111
Qlik Technologies, Inc. (a)	377,200	10,712
Red Hat, Inc. (a)	383,200	24,444
salesforce.com, Inc. (a)	4,641,269	262,000
Splunk, Inc. (a)	65,200	3,368
Tableau Software, Inc. (a)	467,300	37,739
Workiva, Inc.	259,999	3,193
Yodlee, inc.	197,599	1,822
Zynga, Inc. (a)	6,116,783	15,659
		760,889
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	10,671,309	1,250,250
BlackBerry Ltd. (a)(d)	3,328,200	33,781
Hewlett-Packard Co.	1,054,000	38,081
Nimble Storage, Inc. (a)	221,200	4,962
Samsung Electronics Co. Ltd.	14,461	17,809
		1,344,883
TOTAL INFORMATION TECHNOLOGY		6,089,552
MATERIALS - 2.5%
Chemicals - 2.0%
Agrium, Inc.	130,100	13,880
Air Products & Chemicals, Inc.	64,900	9,450
Ashland, Inc.	148,900	17,648
CF Industries Holdings, Inc.	107,600	32,859
E.I. du Pont de Nemours & Co.	1,897,600	135,128
Intrepid Potash, Inc. (a)(d)	509,165	6,777
Monsanto Co.	1,116,000	131,666
Potash Corp. of Saskatchewan, Inc.	785,400	28,593
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	35,100	$ 7,823
The Mosaic Co.	40,500	1,972
		385,796
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	255,800	15,885
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (a)	172,500	5,834
Rock-Tenn Co. Class A	159,100	10,326
Sealed Air Corp.	866,900	35,109
		51,269
Metals & Mining - 0.1%
United States Steel Corp. (d)	505,300	12,350
TOTAL MATERIALS		465,300
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,990,661	29,040
UTILITIES - 0.1%
Electric Utilities - 0.0%
Power Grid Corp. of India Ltd.	757,980	1,853
Independent Power Producers & Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	390,232	10,661
TOTAL UTILITIES		12,514
TOTAL COMMON STOCKS (Cost $12,494,803)		18,644,091
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc. Series C (f)	350,333	9,494
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(f)	607,766	$ 4,905
Series D (f)	149,114	1,203
		6,108
TOTAL CONSUMER DISCRETIONARY		15,602
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pronutria Biosciences, Inc. Series C (f)	545,634	5,500
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (f)	97,277	7,535
Airlines - 0.0%
Azul-Linhas Aereas Brasileiras Series B (a)(f)	165,571	7,405
Professional Services - 0.1%
Meituan Corp. Series D (f)(g)	1,581,852	10,000
TOTAL INDUSTRIALS		24,940
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.9%
Uber Technologies, Inc. (f)	102,648	3,420
Uber Technologies, Inc. Series E, 8.00% (f)	5,156,948	171,817
		175,237
IT Services - 0.2%
AppNexus, Inc. Series E (f)	646,522	18,361
Nutanix, Inc. Series E (f)	482,746	6,618
		24,979
Software - 0.1%
Cloudera, Inc. Series F (f)	186,078	3,629
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Cloudflare, Inc. Series D (f)	603,356	$ 3,696
Taboola.Com Ltd. Series E (f)	634,902	6,619
		13,944
TOTAL INFORMATION TECHNOLOGY		214,160
TOTAL CONVERTIBLE PREFERRED STOCKS		260,202
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	42,000	9,411
TOTAL PREFERRED STOCKS (Cost $172,246)		269,613
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.13% (b)	23,871,606	23,872
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	266,191,021	266,191
TOTAL MONEY MARKET FUNDS (Cost $290,063)		290,063
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $12,957,112)		19,203,767
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(287,227)
NET ASSETS - 100%		$ 18,916,540
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $292,952,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 12,951
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 7,023
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0*
Cloudera, Inc. Series F	2/5/14	$ 2,709
Cloudflare, Inc. Series D	11/5/14	$ 3,696
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
Meituan Corp. Series D	1/26/15	$ 10,000
NJOY, Inc.	9/11/13	$ 9,520
NJOY, Inc. Series C	6/7/13	$ 4,913
NJOY, Inc. Series D	2/14/14	$ 2,524
Nutanix, Inc. Series E	8/26/14	$ 6,467
Pronutria Biosciences, Inc. Series C	1/30/15	$ 5,500
Space Exploration Technologies Corp. Series G	1/20/15	$ 7,535
Taboola.Com Ltd. Series E	12/22/14	$ 6,619
The Honest Co., Inc.	8/21/14	$ 4,062
The Honest Co., Inc. Series C	8/21/14	$ 9,479
Uber Technologies, Inc.	12/5/14	$ 3,420
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 80,000
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	2,386
Total	$ 2,418
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 9,495	$ -	$ -	$ -	$ 6,308
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,407,256	$ 4,316,230	$ 61,847	$ 29,179
Consumer Staples	1,861,719	1,828,276	33,443	-
Energy	362,972	362,111	861	-
Financials	786,994	743,220	43,774	-
Health Care	3,110,253	3,084,960	19,793	5,500
Industrials	1,573,944	1,530,374	18,630	24,940
Information Technology	6,303,712	5,941,890	128,489	233,333
Materials	465,300	465,300	-	-
Telecommunication Services	29,040	-	29,040	-
Utilities	12,514	10,661	1,853	-
Money Market Funds	290,063	290,063	-	-
Total Investments in Securities:	$ 19,203,767	$ 18,573,085	$ 337,730	$ 292,952
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 106,211
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	98,393
Cost of Purchases	33,153
Proceeds of Sales	(4,424)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 233,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 98,096
(Amounts in thousands)
Investments in Securities: - continued
Equities - Other Investments in Securities
Beginning Balance	$ 40,051
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(17,009)
Cost of Purchases	36,577
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 59,619
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ (17,009)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

United States of America	87.8%
Ireland	2.4%
Cayman Islands	2.2%
Canada	1.6%
Netherlands	1.5%
India	1.2%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $256,812) - See accompanying schedule: Unaffiliated issuers (cost $12,636,198)	$ 18,907,396
Fidelity Central Funds (cost $290,063)	290,063
Other affiliated issuers (cost $30,851)	6,308
Total Investments (cost $12,957,112)		$ 19,203,767
Foreign currency held at value (cost $2,695)		2,695
Receivable for investments sold		220,907
Receivable for fund shares sold		21,021
Dividends receivable		5,762
Distributions receivable from Fidelity Central Funds		805
Prepaid expenses		18
Other receivables		789
Total assets		19,455,764

Liabilities
Payable to custodian bank	$ 621
Payable for investments purchased:
Regular delivery	227,294
Delayed delivery	10,000
Payable for fund shares redeemed	16,696
Accrued management fee	11,447
Other affiliated payables	2,163
Other payables and accrued expenses	4,812
Collateral on securities loaned, at value	266,191
Total liabilities		539,224

Net Assets		$ 18,916,540
Net Assets consist of:
Paid in capital		$ 12,493,487
Distributions in excess of net investment income		(2,931)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		183,291
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,242,693
Net Assets		$ 18,916,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($13,372,055 ÷ 196,989 shares)	$ 67.88

Class K: Net Asset Value, offering price and redemption price per share ($5,544,485 ÷ 81,600 shares)	$ 67.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 81,621
Income from Fidelity Central Funds		2,418
Total income		84,039

Expenses
Management fee Basic fee	$ 49,324
Performance adjustment	14,468
Transfer agent fees	11,711
Accounting and security lending fees	831
Custodian fees and expenses	175
Independent trustees' compensation	38
Registration fees	166
Audit	48
Legal	31
Interest	1
Miscellaneous	57
Total expenses before reductions	76,850
Expense reductions	(128)	76,722
Net investment income (loss)		7,317
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	366,360
Foreign currency transactions	(492)
Total net realized gain (loss)		365,868
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,508)	985,836
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		985,820
Net gain (loss)		1,351,688
Net increase (decrease) in net assets resulting from operations		$ 1,359,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,317	$ 47,516
Net realized gain (loss)	365,868	4,690,305
Change in net unrealized appreciation (depreciation)	985,820	(1,368,277)
Net increase (decrease) in net assets resulting from operations	1,359,005	3,369,544
Distributions to shareholders from net investment income	(27,789)	(80,757)
Distributions to shareholders from net realized gain	(1,011,245)	(1,378,625)
Total distributions	(1,039,034)	(1,459,382)
Share transactions - net increase (decrease)	2,014,598	(5,511,393)
Total increase (decrease) in net assets	2,334,569	(3,601,231)

Net Assets
Beginning of period	16,581,971	20,183,202
End of period (including distributions in excess of net investment income of $2,931 and undistributed net investment income of $17,541, respectively)	$ 18,916,540	$ 16,581,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31,2015	Years ended July 31,
January 31,	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.72	$ 59.65	$ 47.38	$ 48.17	$ 37.63	$ 31.97
Income from Investment Operations
Net investment income (loss) D	.02	.15	.39	.10	(.03)	.04
Net realized and unrealized gain (loss)	5.22	11.63	12.79	.75	10.61	5.80
Total from investment operations	5.24	11.78	13.18	.85	10.58	5.84
Distributions from net investment income	(.09)	(.24)	(.23)	(.04)	.00 G,I	(.18)
Distributions from net realized gain	(3.99)	(4.47)	(.68)	(1.60)	(.04) G	-
Total distributions	(4.08)	(4.71)	(.91)	(1.64)	(.04)	(.18)
Net asset value, end of period	$ 67.88	$ 66.72	$ 59.65	$ 47.38	$ 48.17	$ 37.63
Total ReturnB, C	7.99%	21.07%	28.25%	2.27%	28.12%	18.29%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%A	.80%	.76%	.90%	.94%	.94%
Expenses net of fee waivers, if any	.89%A	.80%	.76%	.90%	.94%	.94%
Expenses net of all reductions	.89%A	.80%	.74%	.89%	.92%	.93%
Net investment income (loss)	.05% A	.23%	.75%	.21%	(.06)%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 13,372	$ 11,970	$ 12,927	$ 10,595	$ 12,024	$ 10,295
Portfolio turnover rate F	43% A	57%J	75%	95%	132%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.82	$ 59.74	$ 47.46	$ 48.21	$ 37.66	$ 32.01
Income from Investment Operations
Net investment income (loss) D	.06	.23	.47	.17	.05	.11
Net realized and unrealized gain (loss)	5.23	11.64	12.79	.75	10.62	5.79
Total from investment operations	5.29	11.87	13.26	.92	10.67	5.90
Distributions from net investment income	(.17)	(.33)	(.30)	(.08)	(.05) G	(.25)
Distributions from net realized gain	(3.99)	(4.47)	(.68)	(1.60)	(.07) G	-
Total distributions	(4.16)	(4.79) K	(.98)	(1.67) J	(.12)	(.25)
Net asset value, end of period	$ 67.95	$ 66.82	$ 59.74	$ 47.46	$ 48.21	$ 37.66
Total ReturnB, C	8.06%	21.23%	28.42%	2.43%	28.37%	18.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.68%	.61%	.74%	.77%	.75%
Expenses net of fee waivers, if any	.77%A	.68%	.61%	.74%	.77%	.75%
Expenses net of all reductions	.77%A	.67%	.60%	.73%	.76%	.74%
Net investment income (loss)	.17% A	.36%	.89%	.37%	.11%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 5,544	$ 4,612	$ 3,506	$ 2,467	$ 1,455	$ 932
Portfolio turnover rate F	43% A	57% I	75%	95%	132%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

K Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/2015 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 292,952	Last transaction price Market comparable Tender offer	Discount rate Transaction price Put premium Discount rate EV/Sales multiple Premium rate FCF yield Tender offer price	15.0% $0.00 - $100.00 / $34.14 38.0% 10.0% 2.8 - 10.7 / 5.3 10.0% 4.0% $19.10	Decrease Increase Increase Decrease Increase Increase Decrease Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,528,051
Gross unrealized depreciation	(320,422)
Net unrealized appreciation (depreciation) on securities	$ 6,207,629

Tax cost	$ 12,996,138

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,846,176 and $3,847,844, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Blue Chip Growth	$ 10,496.16
Class K	1,215.05
	$ 11,711

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $61 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,744.32%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,419. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,386, including $156 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $124 for the period.

In addition, the investment advisor reimbursed a portion of the Fund's operating expenses, including certain Blue Chip Growth expenses during the period in the amount of $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Blue Chip Growth	$ 15,581	$ 47,730
Class K	12,208	19,791
Class F	-	13,236
Total	$ 27,789	$ 80,757
From net realized gain
Blue Chip Growth	$ 722,638	$ 908,543
Class K	288,607	269,912
Class F	-	200,170
Total	$ 1,011,245	$ 1,378,625

A All Class F shares were redeemed on November 19, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Blue Chip Growth
Shares sold	22,498	30,779	$ 1,505,347	$ 1,939,078
Reinvestment of distributions	10,699	16,131	715,067	933,288
Shares redeemed	(15,614)	(84,222) B	(1,047,120)	(5,182,185) B
Net increase (decrease)	17,583	(37,312)	$ 1,173,294	$ (2,309,819)
Class K
Shares sold	15,348	17,861	$ 1,026,882	$ 1,132,520
Reinvestment of distributions	4,497	4,984	300,815	289,703
Shares redeemed	(7,278)	(12,491)	(486,393)	(788,832)
Net increase (decrease)	12,567	10,354	$ 841,304	$ 633,391
Class F
Shares sold	-	3,759	$ -	$ 226,491
Reinvestment of distributions	-	3,740	-	213,405
Shares redeemed	-	(70,205) B	-	(4,274,861) B
Net increase (decrease)	-	(62,706)	$ -	$ (3,834,965)

A All Class F shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BCF-K-USAN-0315
1.863115.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.43%
Actual		$ 1,000.00	$ 1,057.80	$ 7.42
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class T	1.68%
Actual		$ 1,000.00	$ 1,056.40	$ 8.71
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.26%
Actual		$ 1,000.00	$ 1,053.20	$ 11.70
HypotheticalA		$ 1,000.00	$ 1,013.81	$ 11.47
Class C	2.20%
Actual		$ 1,000.00	$ 1,054.40	$ 11.39
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 11.17
Small Cap Value	1.16%
Actual		$ 1,000.00	$ 1,059.50	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,059.40	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Rouse Properties, Inc.	2.9	2.1
World Fuel Services Corp.	2.9	2.8
Federated Investors, Inc. Class B (non-vtg.)	2.9	2.9
First Citizen Bancshares, Inc.	2.8	2.3
DCT Industrial Trust, Inc.	2.8	2.3
Aarons, Inc. Class A	2.6	2.1
Aspen Insurance Holdings Ltd.	2.5	2.3
City National Corp.	2.5	2.2
Tech Data Corp.	2.4	2.9
SS&C Technologies Holdings, Inc.	2.4	2.2
	26.7
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.5	40.8
Industrials	13.0	14.3
Information Technology	12.8	13.1
Consumer Discretionary	11.6	10.4
Health Care	6.7	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 99.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	11.9%	** Foreign investments	8.9%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.8%
Standard Motor Products, Inc.	613,301	$ 22,360,954
Hotels, Restaurants & Leisure - 1.4%
DineEquity, Inc.	373,100	39,828,425
Specialty Retail - 8.8%
Aarons, Inc. Class A	2,295,100	72,662,866
Genesco, Inc. (a)	617,728	44,136,666
Murphy U.S.A., Inc. (a)	840,715	58,690,314
Rent-A-Center, Inc.	1,656,367	56,780,261
Tsutsumi Jewelry Co. Ltd.	520,900	11,123,615
		243,393,722
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley, Inc. (a)	831,000	15,847,170
TOTAL CONSUMER DISCRETIONARY		321,430,271
CONSUMER STAPLES - 3.3%
Food Products - 1.6%
Post Holdings, Inc. (a)	931,300	44,003,925
Tobacco - 1.7%
Universal Corp. (e)	1,170,000	46,987,200
TOTAL CONSUMER STAPLES		90,991,125
ENERGY - 4.2%
Energy Equipment & Services - 0.9%
ShawCor Ltd. Class A	871,000	23,922,169
Oil, Gas & Consumable Fuels - 3.3%
Northern Oil & Gas, Inc. (a)(d)	1,958,249	12,297,804
World Fuel Services Corp.	1,623,800	79,517,486
		91,815,290
TOTAL ENERGY		115,737,459
FINANCIALS - 40.5%
Banks - 9.6%
Associated Banc-Corp.	2,929,400	49,243,214
City National Corp.	790,300	68,511,107
CVB Financial Corp.	3,161,688	46,192,262
First Citizen Bancshares, Inc.	321,324	78,419,123
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Niagara Financial Group, Inc.	400,000	$ 3,248,000
National Penn Bancshares, Inc.	2,100,000	20,370,000
		265,983,706
Capital Markets - 5.9%
Federated Investors, Inc. Class B (non-vtg.) (d)	2,499,963	79,023,830
OM Asset Management Ltd. (a)	1,823,200	27,639,712
Waddell & Reed Financial, Inc. Class A	1,264,100	56,517,911
		163,181,453
Consumer Finance - 0.9%
Enova International, Inc. (a)	506,203	9,744,408
EZCORP, Inc. (non-vtg.) Class A (a)	1,390,088	14,331,807
		24,076,215
Insurance - 10.8%
Aspen Insurance Holdings Ltd.	1,599,400	69,286,008
Endurance Specialty Holdings Ltd.	902,400	55,154,688
First American Financial Corp.	1,163,087	39,568,220
Platinum Underwriters Holdings Ltd.	805,499	59,469,991
ProAssurance Corp.	793,200	35,194,284
StanCorp Financial Group, Inc.	631,300	39,165,852
		297,839,043
Real Estate Investment Trusts - 8.8%
DCT Industrial Trust, Inc.	2,057,271	77,682,553
National Retail Properties, Inc. (d)	683,400	29,276,856
Rouse Properties, Inc. (d)(e)	4,350,000	80,866,500
Sabra Health Care REIT, Inc.	1,642,700	53,716,290
		241,542,199
Real Estate Management & Development - 1.2%
Kennedy Wilson Europe Real Estate PLC	2,159,540	33,828,071
Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	3,403,499	41,624,793
Washington Federal, Inc.	2,447,100	48,599,406
		90,224,199
TOTAL FINANCIALS		1,116,674,886
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	630,000	$ 30,088,800
Integra LifeSciences Holdings Corp. (a)	709,200	39,516,624
		69,605,424
Health Care Providers & Services - 3.4%
AmSurg Corp. (a)	673,800	37,180,284
Civitas Solutions, Inc. (e)	2,940,700	55,843,893
		93,024,177
Pharmaceuticals - 0.8%
Theravance, Inc. (d)	1,994,553	22,478,612
TOTAL HEALTH CARE		185,108,213
INDUSTRIALS - 13.0%
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	800,146	36,166,599
Commercial Services & Supplies - 3.5%
Knoll, Inc.	1,269,800	26,018,202
Quad/Graphics, Inc.	922,355	18,483,994
United Stationers, Inc.	1,295,298	52,213,462
		96,715,658
Electrical Equipment - 2.9%
AZZ, Inc.	770,000	32,486,300
EnerSys	843,700	49,255,206
		81,741,506
Machinery - 3.4%
Columbus McKinnon Corp. (NY Shares)	776,000	19,438,800
Mueller Industries, Inc.	1,600,400	50,236,556
Valmont Industries, Inc.	200,000	24,024,000
		93,699,356
Trading Companies & Distributors - 1.9%
WESCO International, Inc. (a)(d)	777,933	51,934,807
TOTAL INDUSTRIALS		360,257,926
INFORMATION TECHNOLOGY - 12.8%
Electronic Equipment & Components - 5.7%
Ingram Micro, Inc. Class A (a)	2,048,300	51,576,194
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp.	527,200	$ 39,112,968
Tech Data Corp. (a)	1,186,373	67,741,898
		158,431,060
Internet Software & Services - 2.9%
Cimpress NV (a)	600,000	48,330,000
j2 Global, Inc.	574,300	32,987,792
		81,317,792
IT Services - 1.8%
CACI International, Inc. Class A (a)	578,334	48,921,273
Software - 2.4%
SS&C Technologies Holdings, Inc.	1,188,900	65,781,837
TOTAL INFORMATION TECHNOLOGY		354,451,962
MATERIALS - 2.8%
Containers & Packaging - 2.3%
Silgan Holdings, Inc.	1,200,000	61,692,000
Metals & Mining - 0.5%
Haynes International, Inc.	376,903	14,672,834
TOTAL MATERIALS		76,364,834
UTILITIES - 4.3%
Electric Utilities - 3.5%
El Paso Electric Co.	974,121	39,023,287
IDACORP, Inc.	822,000	55,822,020
		94,845,307
Gas Utilities - 0.8%
Southwest Gas Corp.	372,656	22,903,438
TOTAL UTILITIES		117,748,745
TOTAL COMMON STOCKS (Cost $2,208,818,119)		2,738,765,421
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	23,304,072	$ 23,304,072
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	57,040,586	57,040,586
TOTAL MONEY MARKET FUNDS (Cost $80,344,658)		80,344,658
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,289,162,777)		2,819,110,079
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(58,695,566)
NET ASSETS - 100%		$ 2,760,414,513
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,146
Fidelity Securities Lending Cash Central Fund	1,404,872
Total	$ 1,419,018
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 50,386,144	$ -	$ 54,199,221	$ -	$ -
Civitas Solutions, Inc.	-	49,470,245	-	-	55,843,893
Rouse Properties, Inc.	61,020,000	12,779,885	-	604,922	80,866,500
Universal Corp.	34,273,800	21,914,020	-	985,800	46,987,200
Total	$ 145,679,944	$ 84,164,150	$ 54,199,221	$ 1,590,722	$ 183,697,593
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,430,271	$ 310,306,656	$ 11,123,615	$ -
Consumer Staples	90,991,125	90,991,125	-	-
Energy	115,737,459	115,737,459	-	-
Financials	1,116,674,886	1,116,674,886	-	-
Health Care	185,108,213	185,108,213	-	-
Industrials	360,257,926	360,257,926	-	-
Information Technology	354,451,962	354,451,962	-	-
Materials	76,364,834	76,364,834	-	-
Utilities	117,748,745	117,748,745	-	-
Money Market Funds	80,344,658	80,344,658	-	-
Total Investments in Securities:	$ 2,819,110,079	$ 2,807,986,464	$ 11,123,615	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Bermuda	6.7%
Netherlands	1.7%
Bailiwick of Jersey	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,778,769) - See accompanying schedule: Unaffiliated issuers (cost $2,027,817,397)	$ 2,555,067,828
Fidelity Central Funds (cost $80,344,658)	80,344,658
Other affiliated issuers (cost $181,000,722)	183,697,593
Total Investments (cost $2,289,162,777)		$ 2,819,110,079
Cash		805,401
Receivable for investments sold		4,848,490
Receivable for fund shares sold		3,063,814
Dividends receivable		2,129,253
Distributions receivable from Fidelity Central Funds		155,304
Prepaid expenses		1,484
Other receivables		46,678
Total assets		2,830,160,503

Liabilities
Payable for investments purchased	$ 5,674,219
Payable for fund shares redeemed	4,220,118
Accrued management fee	2,081,738
Distribution and service plan fees payable	150,576
Other affiliated payables	537,481
Other payables and accrued expenses	41,272
Collateral on securities loaned, at value	57,040,586
Total liabilities		69,745,990

Net Assets		$ 2,760,414,513
Net Assets consist of:
Paid in capital		$ 2,143,986,393
Undistributed net investment income		4,951,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		81,529,786
Net unrealized appreciation (depreciation) on investments		529,947,302
Net Assets		$ 2,760,414,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($242,125,604 ÷ 13,374,876 shares)	$ 18.10

Maximum offering price per share (100/94.25 of $18.10)	$ 19.20
Class T: Net Asset Value and redemption price per share ($94,677,823 ÷ 5,324,880 shares)	$ 17.78

Maximum offering price per share (100/96.50 of $17.78)	$ 18.42
Class B: Net Asset Value and offering price per share ($4,125,024 ÷ 244,186 shares)A	$ 16.89

Class C: Net Asset Value and offering price per share ($66,297,251 ÷ 3,919,347 shares)A	$ 16.92

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,004,244,267 ÷ 109,117,052 shares)	$ 18.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($348,944,544 ÷ 18,994,150 shares)	$ 18.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends (including $1,590,722 earned from other affiliated issuers)		$ 23,466,454
Income from Fidelity Central Funds (including $1,404,872 from security lending)		1,419,018
Total income		24,885,472

Expenses
Management fee Basic fee	$ 9,758,435
Performance adjustment	2,986,108
Transfer agent fees	2,839,182
Distribution and service plan fees	923,275
Accounting and security lending fees	426,632
Custodian fees and expenses	31,580
Independent trustees' compensation	5,970
Registration fees	95,615
Audit	37,251
Legal	5,225
Interest	136
Miscellaneous	10,624
Total expenses before reductions	17,120,033
Expense reductions	(475,604)	16,644,429
Net investment income (loss)		8,241,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	131,756,460
Other affiliated issuers	(2,940,192)
Foreign currency transactions	32,170
Total net realized gain (loss)		128,848,438
Change in net unrealized appreciation (depreciation) on investment securities		22,549,442
Net gain (loss)		151,397,880
Net increase (decrease) in net assets resulting from operations		$ 159,638,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,241,043	$ 11,952,766
Net realized gain (loss)	128,848,438	925,842,288
Change in net unrealized appreciation (depreciation)	22,549,442	(668,249,080)
Net increase (decrease) in net assets resulting from operations	159,638,923	269,545,974
Distributions to shareholders from net investment income	(9,146,893)	(10,662,065)
Distributions to shareholders from net realized gain	(322,480,175)	(362,625,477)
Total distributions	(331,627,068)	(373,287,542)
Share transactions - net increase (decrease)	94,774,122	(1,289,647,794)
Redemption fees	74,338	536,076
Total increase (decrease) in net assets	(77,139,685)	(1,392,853,286)

Net Assets
Beginning of period	2,837,554,198	4,230,407,484
End of period (including undistributed net investment income of $4,951,032 and undistributed net investment income of $5,856,882, respectively)	$ 2,760,414,513	$ 2,837,554,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.01	.01H	.02 I
Net realized and unrealized gain (loss)	1.04	1.24	5.57	.30	2.22	2.33
Total from investment operations	1.07	1.27	5.64	.31	2.23	2.35
Distributions from net investment income	(.02)	(.01)	(.07)	(.01)	(.08)	(.03)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.26)N	(1.94)	(.54)	(.93)M	(.20)	(.03)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 18.10	$ 19.29	$ 19.96	$ 14.86	$ 15.48	$ 13.45
Total ReturnB, C, D	5.78%	6.83%	39.09%	3.24%	16.72%	21.16%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43%A	1.36%	1.36%	1.44%	1.44%	1.47%
Expenses net of fee waivers, if any	1.43%A	1.35%	1.36%	1.44%	1.43%	1.40%
Expenses net of all reductions	1.43%A	1.34%	1.36%	1.44%	1.43%	1.39%
Net investment income (loss)	.36%A	.13%	.41%	.09%	.06%H	.17%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,126	$ 258,183	$ 275,265	$ 150,285	$ 140,707	$ 96,994
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share. NTotal distributions of $2.26 per share is comprised of distributions from net investment income of $0.016 and distributions from net realized gain of $2.248 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.98	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	.03	(.02)	(.03)H	(.01) I
Net realized and unrealized gain (loss)	1.02	1.23	5.50	.31	2.20	2.31
Total from investment operations	1.03	1.21	5.53	.29	2.17	2.30
Distributions from net investment income	-	-	(.06)	-	(.05)	(.01)
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.53)	(.93)	(.17)	(.01)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 17.78	$ 18.98	$ 19.70	$ 14.70	$ 15.34	$ 13.34
Total ReturnB, C, D	5.64%	6.58%	38.70%	3.08%	16.36%	20.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68%A	1.61%	1.60%	1.67%	1.70%	1.72%
Expenses net of fee waivers, if any	1.68%A	1.59%	1.60%	1.67%	1.69%	1.65%
Expenses net of all reductions	1.67%A	1.59%	1.59%	1.67%	1.69%	1.64%
Net investment income (loss)	.11%A	(.11)%	.18%	(.14)%	(.19)%H	(.08)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,678	$ 100,975	$ 107,444	$ 57,514	$ 55,845	$ 44,091
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.06)	(.09)	(.10) H	(.07) I
Net realized and unrealized gain (loss)	.98	1.18	5.34	.29	2.15	2.27
Total from investment operations	.94	1.05	5.28	.20	2.05	2.20
Distributions from net investment income	-	-	(.02)	-	(.01)	-
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.49)	(.93)	(.13)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.89	$ 18.18	$ 19.06	$ 14.27	$ 15.00	$ 13.08
Total ReturnB, C, D	5.32%	5.92%	38.07%	2.51%	15.80%	20.22%
Ratios to Average Net Assets F, J
Expenses before reductions	2.26%A	2.18%	2.15%	2.19%	2.20%	2.22%
Expenses net of fee waivers, if any	2.26%A	2.17%	2.15%	2.19%	2.19%	2.15%
Expenses net of all reductions	2.25%A	2.16%	2.14%	2.19%	2.19%	2.14%
Net investment income (loss)	(.47)%A	(.69)%	(.37)%	(.66)%	(.69)%H	(.58)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,125	$ 4,808	$ 7,052	$ 6,675	$ 8,549	$ 9,747
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.19	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.03)	(.12)	(.06)	(.09)	(.10) H	(.07) I
Net realized and unrealized gain (loss)	.99	1.18	5.34	.29	2.17	2.26
Total from investment operations	.96	1.06	5.28	.20	2.07	2.19
Distributions from net investment income	-	-	(.03)	-	(.02)	-
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.50)	(.93)	(.14)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.92	$ 18.19	$ 19.06	$ 14.28	$ 15.01	$ 13.08
Total ReturnB, C, D	5.44%	5.97%	38.00%	2.52%	15.91%	20.11%
Ratios to Average Net Assets F, J
Expenses before reductions	2.20%A	2.12%	2.13%	2.19%	2.18%	2.22%
Expenses net of fee waivers, if any	2.20%A	2.11%	2.13%	2.19%	2.18%	2.15%
Expenses net of all reductions	2.19%A	2.10%	2.12%	2.19%	2.18%	2.14%
Net investment income (loss)	(.41)%A	(.63)%	(.35)%	(.66)%	(.68)%H	(.58)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,297	$ 70,541	$ 76,018	$ 47,265	$ 47,457	$ 37,346
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.57	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.06	.06G	.05H
Net realized and unrealized gain (loss)	1.06	1.26	5.63	.32	2.23	2.34
Total from investment operations	1.12	1.34	5.75	.38	2.29	2.39
Distributions from net investment income	(.07)	(.06)	(.11)	(.02)	(.10)	(.05)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.13)	-
Total distributions	(2.32)	(1.99)	(.58)	(.95)	(.23)	(.05)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.37	$ 19.57	$ 20.22	$ 15.05	$ 15.62	$ 13.56
Total ReturnB, C	5.95%	7.12%	39.45%	3.67%	17.03%	21.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16%A	1.08%	1.07%	1.13%	1.13%	1.18%
Expenses net of fee waivers, if any	1.16%A	1.06%	1.07%	1.13%	1.13%	1.18%
Expenses net of all reductions	1.15%A	1.06%	1.06%	1.13%	1.13%	1.17%
Net investment income (loss)	.63%A	.41%	.71%	.41%	.37%G	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,004,244	$ 2,060,546	$ 2,672,854	$ 1,756,962	$ 1,899,805	$ 1,770,675
Portfolio turnover rateF	37%A	26%K	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.57	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.06	.06G	.06H
Net realized and unrealized gain (loss)	1.06	1.25	5.65	.31	2.23	2.34
Total from investment operations	1.12	1.33	5.77	.37	2.29	2.40
Distributions from net investment income	(.07)	(.06)	(.12)	(.02)	(.11)	(.06)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.13)	-
Total distributions	(2.32)	(1.99)	(.59)	(.95)	(.24)	(.06)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.37	$ 19.57	$ 20.23	$ 15.05	$ 15.63	$ 13.58
Total ReturnB, C	5.94%	7.08%	39.54%	3.59%	17.02%	21.42%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16%A	1.09%	1.07%	1.14%	1.10%	1.12%
Expenses net of fee waivers, if any	1.16%A	1.07%	1.07%	1.14%	1.10%	1.12%
Expenses net of all reductions	1.16%A	1.07%	1.06%	1.14%	1.10%	1.12%
Net investment income (loss)	.63%A	.40%	.70%	.39%	.39%G	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,945	$ 342,500	$ 359,582	$ 138,981	$ 101,565	$ 78,440
Portfolio turnover rateF	37%A	26%K	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund's other share classes are also closed to new accounts with certain exceptions. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 644,745,757
Gross unrealized depreciation	(115,024,321)
Net unrealized appreciation (depreciation) on securities	$ 529,721,436

Tax cost	$ 2,289,388,643

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $517,518,797 and $752,381,950, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 310,648	$ -
Class T	.25%	.25%	248,982	-
Class B	.75%	.25%	22,585	16,939
Class C	.75%	.25%	341,060	5,490
			$ 923,275	$ 22,429

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,582
Class T	1,505
Class B*	1,037
Class C*	592
$ 6,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 274,590.22
Class T	108,196.22
Class B	6,755.30
Class C	80,870.24
Small Cap Value	2,014,411.20
Institutional Class	354,360.21
	$ 2,839,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,637 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,895,000.33%		$ 136

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,926 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $20 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser has contractually agreed to waive a portion of the Fund's management fee until May 31, 2015. During the period, this waiver reduced the Fund's management fee by $403,800.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68,052 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Small Cap Value expenses during the period in the amount of $3,752.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Class A	$ 207,059	$ 171,608
Small Cap Value	7,655,420	7,284,772
Class F	-	2,011,606
Institutional Class	1,284,414	1,194,079
Total	$ 9,146,893	$ 10,662,065
From net realized gain
Class A	$ 29,002,450	$ 26,941,211
Class T	11,758,987	10,672,388
Class B	573,044	695,128
Class C	8,461,258	7,761,033
Small Cap Value	233,242,234	236,012,007
Class F	-	44,973,770
Institutional Class	39,442,202	35,569,940
Total	$ 322,480,175	$ 362,625,477

A All Class F Shares were redeemed on November 19, 2013.

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014A	Six months ended January 31, 2015	Year ended July 31, 2014A
Class A
Shares sold	890,568	2,364,232	$ 16,226,904	$ 46,165,166
Reinvestment of distributions	1,578,405	1,371,738	28,466,035	25,837,208
Shares redeemed	(2,479,606)	(4,138,116)	(45,704,792)	(80,966,690)
Net increase (decrease)	(10,633)	(402,146)	$ (1,011,853)	$ (8,964,316)
Class T
Shares sold	319,831	987,146	$ 5,705,928	$ 19,000,773
Reinvestment of distributions	655,614	566,918	11,618,864	10,525,159
Shares redeemed	(971,917)	(1,685,516)	(17,433,892)	(32,399,109)
Net increase (decrease)	3,528	(131,452)	$ (109,100)	$ (2,873,177)
Class B
Shares sold	4,229	9,527	$ 74,912	$ 174,532
Reinvestment of distributions	31,870	33,965	537,830	607,035
Shares redeemed	(56,422)	(149,029)	(956,867)	(2,755,578)
Net increase (decrease)	(20,323)	(105,537)	$ (344,125)	$ (1,974,011)
Class C
Shares sold	107,073	268,818	$ 1,827,489	$ 4,960,750
Reinvestment of distributions	447,025	378,946	7,553,140	6,778,684
Shares redeemed	(512,194)	(758,615)	(8,732,955)	(14,057,302)
Net increase (decrease)	41,904	(110,851)	$ 647,674	$ (2,317,868)
Small Cap Value
Shares sold	6,271,959	19,542,379	$ 115,895,569	$ 386,966,432
Reinvestment of distributions	12,098,173	11,711,859	221,448,638	222,752,806
Shares redeemed	(14,550,875)	(58,131,122)B	(268,971,352)	(1,153,341,425)B
Net increase (decrease)	3,819,257	(26,876,884)	$ 68,372,855	$ (543,622,187)
Class F
Shares sold	-	879,716	$ -	$ 17,395,091
Reinvestment of distributions	-	2,497,893	-	46,985,376
Shares redeemed	-	(39,476,567)B	-	(787,183,278)B
Net increase (decrease)	-	(36,098,958)	$ -	$ (722,802,811)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014A	Six months ended January 31, 2015	Year ended July 31, 2014A
Institutional Class
Shares sold	1,888,133	4,292,555	$ 35,159,875	$ 84,987,281
Reinvestment of distributions	1,996,970	1,739,424	36,554,847	33,193,654
Shares redeemed	(2,390,770)	(6,306,791)	(44,496,051)	(125,274,359)
Net increase (decrease)	1,494,333	(274,812)	$ 27,218,671	$ (7,093,424)

A All Class F Shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCV-USAN-0315
1.803737.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.43%
Actual		$ 1,000.00	$ 1,057.80	$ 7.42
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class T	1.68%
Actual		$ 1,000.00	$ 1,056.40	$ 8.71
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.26%
Actual		$ 1,000.00	$ 1,053.20	$ 11.70
HypotheticalA		$ 1,000.00	$ 1,013.81	$ 11.47
Class C	2.20%
Actual		$ 1,000.00	$ 1,054.40	$ 11.39
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 11.17
Small Cap Value	1.16%
Actual		$ 1,000.00	$ 1,059.50	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,059.40	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Rouse Properties, Inc.	2.9	2.1
World Fuel Services Corp.	2.9	2.8
Federated Investors, Inc. Class B (non-vtg.)	2.9	2.9
First Citizen Bancshares, Inc.	2.8	2.3
DCT Industrial Trust, Inc.	2.8	2.3
Aarons, Inc. Class A	2.6	2.1
Aspen Insurance Holdings Ltd.	2.5	2.3
City National Corp.	2.5	2.2
Tech Data Corp.	2.4	2.9
SS&C Technologies Holdings, Inc.	2.4	2.2
	26.7
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.5	40.8
Industrials	13.0	14.3
Information Technology	12.8	13.1
Consumer Discretionary	11.6	10.4
Health Care	6.7	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 99.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	11.9%	** Foreign investments	8.9%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.8%
Standard Motor Products, Inc.	613,301	$ 22,360,954
Hotels, Restaurants & Leisure - 1.4%
DineEquity, Inc.	373,100	39,828,425
Specialty Retail - 8.8%
Aarons, Inc. Class A	2,295,100	72,662,866
Genesco, Inc. (a)	617,728	44,136,666
Murphy U.S.A., Inc. (a)	840,715	58,690,314
Rent-A-Center, Inc.	1,656,367	56,780,261
Tsutsumi Jewelry Co. Ltd.	520,900	11,123,615
		243,393,722
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley, Inc. (a)	831,000	15,847,170
TOTAL CONSUMER DISCRETIONARY		321,430,271
CONSUMER STAPLES - 3.3%
Food Products - 1.6%
Post Holdings, Inc. (a)	931,300	44,003,925
Tobacco - 1.7%
Universal Corp. (e)	1,170,000	46,987,200
TOTAL CONSUMER STAPLES		90,991,125
ENERGY - 4.2%
Energy Equipment & Services - 0.9%
ShawCor Ltd. Class A	871,000	23,922,169
Oil, Gas & Consumable Fuels - 3.3%
Northern Oil & Gas, Inc. (a)(d)	1,958,249	12,297,804
World Fuel Services Corp.	1,623,800	79,517,486
		91,815,290
TOTAL ENERGY		115,737,459
FINANCIALS - 40.5%
Banks - 9.6%
Associated Banc-Corp.	2,929,400	49,243,214
City National Corp.	790,300	68,511,107
CVB Financial Corp.	3,161,688	46,192,262
First Citizen Bancshares, Inc.	321,324	78,419,123
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Niagara Financial Group, Inc.	400,000	$ 3,248,000
National Penn Bancshares, Inc.	2,100,000	20,370,000
		265,983,706
Capital Markets - 5.9%
Federated Investors, Inc. Class B (non-vtg.) (d)	2,499,963	79,023,830
OM Asset Management Ltd. (a)	1,823,200	27,639,712
Waddell & Reed Financial, Inc. Class A	1,264,100	56,517,911
		163,181,453
Consumer Finance - 0.9%
Enova International, Inc. (a)	506,203	9,744,408
EZCORP, Inc. (non-vtg.) Class A (a)	1,390,088	14,331,807
		24,076,215
Insurance - 10.8%
Aspen Insurance Holdings Ltd.	1,599,400	69,286,008
Endurance Specialty Holdings Ltd.	902,400	55,154,688
First American Financial Corp.	1,163,087	39,568,220
Platinum Underwriters Holdings Ltd.	805,499	59,469,991
ProAssurance Corp.	793,200	35,194,284
StanCorp Financial Group, Inc.	631,300	39,165,852
		297,839,043
Real Estate Investment Trusts - 8.8%
DCT Industrial Trust, Inc.	2,057,271	77,682,553
National Retail Properties, Inc. (d)	683,400	29,276,856
Rouse Properties, Inc. (d)(e)	4,350,000	80,866,500
Sabra Health Care REIT, Inc.	1,642,700	53,716,290
		241,542,199
Real Estate Management & Development - 1.2%
Kennedy Wilson Europe Real Estate PLC	2,159,540	33,828,071
Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	3,403,499	41,624,793
Washington Federal, Inc.	2,447,100	48,599,406
		90,224,199
TOTAL FINANCIALS		1,116,674,886
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	630,000	$ 30,088,800
Integra LifeSciences Holdings Corp. (a)	709,200	39,516,624
		69,605,424
Health Care Providers & Services - 3.4%
AmSurg Corp. (a)	673,800	37,180,284
Civitas Solutions, Inc. (e)	2,940,700	55,843,893
		93,024,177
Pharmaceuticals - 0.8%
Theravance, Inc. (d)	1,994,553	22,478,612
TOTAL HEALTH CARE		185,108,213
INDUSTRIALS - 13.0%
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	800,146	36,166,599
Commercial Services & Supplies - 3.5%
Knoll, Inc.	1,269,800	26,018,202
Quad/Graphics, Inc.	922,355	18,483,994
United Stationers, Inc.	1,295,298	52,213,462
		96,715,658
Electrical Equipment - 2.9%
AZZ, Inc.	770,000	32,486,300
EnerSys	843,700	49,255,206
		81,741,506
Machinery - 3.4%
Columbus McKinnon Corp. (NY Shares)	776,000	19,438,800
Mueller Industries, Inc.	1,600,400	50,236,556
Valmont Industries, Inc.	200,000	24,024,000
		93,699,356
Trading Companies & Distributors - 1.9%
WESCO International, Inc. (a)(d)	777,933	51,934,807
TOTAL INDUSTRIALS		360,257,926
INFORMATION TECHNOLOGY - 12.8%
Electronic Equipment & Components - 5.7%
Ingram Micro, Inc. Class A (a)	2,048,300	51,576,194
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp.	527,200	$ 39,112,968
Tech Data Corp. (a)	1,186,373	67,741,898
		158,431,060
Internet Software & Services - 2.9%
Cimpress NV (a)	600,000	48,330,000
j2 Global, Inc.	574,300	32,987,792
		81,317,792
IT Services - 1.8%
CACI International, Inc. Class A (a)	578,334	48,921,273
Software - 2.4%
SS&C Technologies Holdings, Inc.	1,188,900	65,781,837
TOTAL INFORMATION TECHNOLOGY		354,451,962
MATERIALS - 2.8%
Containers & Packaging - 2.3%
Silgan Holdings, Inc.	1,200,000	61,692,000
Metals & Mining - 0.5%
Haynes International, Inc.	376,903	14,672,834
TOTAL MATERIALS		76,364,834
UTILITIES - 4.3%
Electric Utilities - 3.5%
El Paso Electric Co.	974,121	39,023,287
IDACORP, Inc.	822,000	55,822,020
		94,845,307
Gas Utilities - 0.8%
Southwest Gas Corp.	372,656	22,903,438
TOTAL UTILITIES		117,748,745
TOTAL COMMON STOCKS (Cost $2,208,818,119)		2,738,765,421
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	23,304,072	$ 23,304,072
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	57,040,586	57,040,586
TOTAL MONEY MARKET FUNDS (Cost $80,344,658)		80,344,658
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,289,162,777)		2,819,110,079
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(58,695,566)
NET ASSETS - 100%		$ 2,760,414,513
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,146
Fidelity Securities Lending Cash Central Fund	1,404,872
Total	$ 1,419,018
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 50,386,144	$ -	$ 54,199,221	$ -	$ -
Civitas Solutions, Inc.	-	49,470,245	-	-	55,843,893
Rouse Properties, Inc.	61,020,000	12,779,885	-	604,922	80,866,500
Universal Corp.	34,273,800	21,914,020	-	985,800	46,987,200
Total	$ 145,679,944	$ 84,164,150	$ 54,199,221	$ 1,590,722	$ 183,697,593
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,430,271	$ 310,306,656	$ 11,123,615	$ -
Consumer Staples	90,991,125	90,991,125	-	-
Energy	115,737,459	115,737,459	-	-
Financials	1,116,674,886	1,116,674,886	-	-
Health Care	185,108,213	185,108,213	-	-
Industrials	360,257,926	360,257,926	-	-
Information Technology	354,451,962	354,451,962	-	-
Materials	76,364,834	76,364,834	-	-
Utilities	117,748,745	117,748,745	-	-
Money Market Funds	80,344,658	80,344,658	-	-
Total Investments in Securities:	$ 2,819,110,079	$ 2,807,986,464	$ 11,123,615	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Bermuda	6.7%
Netherlands	1.7%
Bailiwick of Jersey	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,778,769) - See accompanying schedule: Unaffiliated issuers (cost $2,027,817,397)	$ 2,555,067,828
Fidelity Central Funds (cost $80,344,658)	80,344,658
Other affiliated issuers (cost $181,000,722)	183,697,593
Total Investments (cost $2,289,162,777)		$ 2,819,110,079
Cash		805,401
Receivable for investments sold		4,848,490
Receivable for fund shares sold		3,063,814
Dividends receivable		2,129,253
Distributions receivable from Fidelity Central Funds		155,304
Prepaid expenses		1,484
Other receivables		46,678
Total assets		2,830,160,503

Liabilities
Payable for investments purchased	$ 5,674,219
Payable for fund shares redeemed	4,220,118
Accrued management fee	2,081,738
Distribution and service plan fees payable	150,576
Other affiliated payables	537,481
Other payables and accrued expenses	41,272
Collateral on securities loaned, at value	57,040,586
Total liabilities		69,745,990

Net Assets		$ 2,760,414,513
Net Assets consist of:
Paid in capital		$ 2,143,986,393
Undistributed net investment income		4,951,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		81,529,786
Net unrealized appreciation (depreciation) on investments		529,947,302
Net Assets		$ 2,760,414,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($242,125,604 ÷ 13,374,876 shares)	$ 18.10

Maximum offering price per share (100/94.25 of $18.10)	$ 19.20
Class T: Net Asset Value and redemption price per share ($94,677,823 ÷ 5,324,880 shares)	$ 17.78

Maximum offering price per share (100/96.50 of $17.78)	$ 18.42
Class B: Net Asset Value and offering price per share ($4,125,024 ÷ 244,186 shares)A	$ 16.89

Class C: Net Asset Value and offering price per share ($66,297,251 ÷ 3,919,347 shares)A	$ 16.92

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,004,244,267 ÷ 109,117,052 shares)	$ 18.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($348,944,544 ÷ 18,994,150 shares)	$ 18.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends (including $1,590,722 earned from other affiliated issuers)		$ 23,466,454
Income from Fidelity Central Funds (including $1,404,872 from security lending)		1,419,018
Total income		24,885,472

Expenses
Management fee Basic fee	$ 9,758,435
Performance adjustment	2,986,108
Transfer agent fees	2,839,182
Distribution and service plan fees	923,275
Accounting and security lending fees	426,632
Custodian fees and expenses	31,580
Independent trustees' compensation	5,970
Registration fees	95,615
Audit	37,251
Legal	5,225
Interest	136
Miscellaneous	10,624
Total expenses before reductions	17,120,033
Expense reductions	(475,604)	16,644,429
Net investment income (loss)		8,241,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	131,756,460
Other affiliated issuers	(2,940,192)
Foreign currency transactions	32,170
Total net realized gain (loss)		128,848,438
Change in net unrealized appreciation (depreciation) on investment securities		22,549,442
Net gain (loss)		151,397,880
Net increase (decrease) in net assets resulting from operations		$ 159,638,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,241,043	$ 11,952,766
Net realized gain (loss)	128,848,438	925,842,288
Change in net unrealized appreciation (depreciation)	22,549,442	(668,249,080)
Net increase (decrease) in net assets resulting from operations	159,638,923	269,545,974
Distributions to shareholders from net investment income	(9,146,893)	(10,662,065)
Distributions to shareholders from net realized gain	(322,480,175)	(362,625,477)
Total distributions	(331,627,068)	(373,287,542)
Share transactions - net increase (decrease)	94,774,122	(1,289,647,794)
Redemption fees	74,338	536,076
Total increase (decrease) in net assets	(77,139,685)	(1,392,853,286)

Net Assets
Beginning of period	2,837,554,198	4,230,407,484
End of period (including undistributed net investment income of $4,951,032 and undistributed net investment income of $5,856,882, respectively)	$ 2,760,414,513	$ 2,837,554,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.01	.01H	.02 I
Net realized and unrealized gain (loss)	1.04	1.24	5.57	.30	2.22	2.33
Total from investment operations	1.07	1.27	5.64	.31	2.23	2.35
Distributions from net investment income	(.02)	(.01)	(.07)	(.01)	(.08)	(.03)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.26)N	(1.94)	(.54)	(.93)M	(.20)	(.03)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 18.10	$ 19.29	$ 19.96	$ 14.86	$ 15.48	$ 13.45
Total ReturnB, C, D	5.78%	6.83%	39.09%	3.24%	16.72%	21.16%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43%A	1.36%	1.36%	1.44%	1.44%	1.47%
Expenses net of fee waivers, if any	1.43%A	1.35%	1.36%	1.44%	1.43%	1.40%
Expenses net of all reductions	1.43%A	1.34%	1.36%	1.44%	1.43%	1.39%
Net investment income (loss)	.36%A	.13%	.41%	.09%	.06%H	.17%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,126	$ 258,183	$ 275,265	$ 150,285	$ 140,707	$ 96,994
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share. NTotal distributions of $2.26 per share is comprised of distributions from net investment income of $0.016 and distributions from net realized gain of $2.248 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.98	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	.03	(.02)	(.03)H	(.01) I
Net realized and unrealized gain (loss)	1.02	1.23	5.50	.31	2.20	2.31
Total from investment operations	1.03	1.21	5.53	.29	2.17	2.30
Distributions from net investment income	-	-	(.06)	-	(.05)	(.01)
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.53)	(.93)	(.17)	(.01)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 17.78	$ 18.98	$ 19.70	$ 14.70	$ 15.34	$ 13.34
Total ReturnB, C, D	5.64%	6.58%	38.70%	3.08%	16.36%	20.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68%A	1.61%	1.60%	1.67%	1.70%	1.72%
Expenses net of fee waivers, if any	1.68%A	1.59%	1.60%	1.67%	1.69%	1.65%
Expenses net of all reductions	1.67%A	1.59%	1.59%	1.67%	1.69%	1.64%
Net investment income (loss)	.11%A	(.11)%	.18%	(.14)%	(.19)%H	(.08)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,678	$ 100,975	$ 107,444	$ 57,514	$ 55,845	$ 44,091
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.06)	(.09)	(.10) H	(.07) I
Net realized and unrealized gain (loss)	.98	1.18	5.34	.29	2.15	2.27
Total from investment operations	.94	1.05	5.28	.20	2.05	2.20
Distributions from net investment income	-	-	(.02)	-	(.01)	-
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.49)	(.93)	(.13)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.89	$ 18.18	$ 19.06	$ 14.27	$ 15.00	$ 13.08
Total ReturnB, C, D	5.32%	5.92%	38.07%	2.51%	15.80%	20.22%
Ratios to Average Net Assets F, J
Expenses before reductions	2.26%A	2.18%	2.15%	2.19%	2.20%	2.22%
Expenses net of fee waivers, if any	2.26%A	2.17%	2.15%	2.19%	2.19%	2.15%
Expenses net of all reductions	2.25%A	2.16%	2.14%	2.19%	2.19%	2.14%
Net investment income (loss)	(.47)%A	(.69)%	(.37)%	(.66)%	(.69)%H	(.58)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,125	$ 4,808	$ 7,052	$ 6,675	$ 8,549	$ 9,747
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.19	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.03)	(.12)	(.06)	(.09)	(.10) H	(.07) I
Net realized and unrealized gain (loss)	.99	1.18	5.34	.29	2.17	2.26
Total from investment operations	.96	1.06	5.28	.20	2.07	2.19
Distributions from net investment income	-	-	(.03)	-	(.02)	-
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.50)	(.93)	(.14)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.92	$ 18.19	$ 19.06	$ 14.28	$ 15.01	$ 13.08
Total ReturnB, C, D	5.44%	5.97%	38.00%	2.52%	15.91%	20.11%
Ratios to Average Net Assets F, J
Expenses before reductions	2.20%A	2.12%	2.13%	2.19%	2.18%	2.22%
Expenses net of fee waivers, if any	2.20%A	2.11%	2.13%	2.19%	2.18%	2.15%
Expenses net of all reductions	2.19%A	2.10%	2.12%	2.19%	2.18%	2.14%
Net investment income (loss)	(.41)%A	(.63)%	(.35)%	(.66)%	(.68)%H	(.58)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,297	$ 70,541	$ 76,018	$ 47,265	$ 47,457	$ 37,346
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.57	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.06	.06G	.05H
Net realized and unrealized gain (loss)	1.06	1.26	5.63	.32	2.23	2.34
Total from investment operations	1.12	1.34	5.75	.38	2.29	2.39
Distributions from net investment income	(.07)	(.06)	(.11)	(.02)	(.10)	(.05)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.13)	-
Total distributions	(2.32)	(1.99)	(.58)	(.95)	(.23)	(.05)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.37	$ 19.57	$ 20.22	$ 15.05	$ 15.62	$ 13.56
Total ReturnB, C	5.95%	7.12%	39.45%	3.67%	17.03%	21.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16%A	1.08%	1.07%	1.13%	1.13%	1.18%
Expenses net of fee waivers, if any	1.16%A	1.06%	1.07%	1.13%	1.13%	1.18%
Expenses net of all reductions	1.15%A	1.06%	1.06%	1.13%	1.13%	1.17%
Net investment income (loss)	.63%A	.41%	.71%	.41%	.37%G	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,004,244	$ 2,060,546	$ 2,672,854	$ 1,756,962	$ 1,899,805	$ 1,770,675
Portfolio turnover rateF	37%A	26%K	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.57	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.06	.06G	.06H
Net realized and unrealized gain (loss)	1.06	1.25	5.65	.31	2.23	2.34
Total from investment operations	1.12	1.33	5.77	.37	2.29	2.40
Distributions from net investment income	(.07)	(.06)	(.12)	(.02)	(.11)	(.06)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.13)	-
Total distributions	(2.32)	(1.99)	(.59)	(.95)	(.24)	(.06)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.37	$ 19.57	$ 20.23	$ 15.05	$ 15.63	$ 13.58
Total ReturnB, C	5.94%	7.08%	39.54%	3.59%	17.02%	21.42%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16%A	1.09%	1.07%	1.14%	1.10%	1.12%
Expenses net of fee waivers, if any	1.16%A	1.07%	1.07%	1.14%	1.10%	1.12%
Expenses net of all reductions	1.16%A	1.07%	1.06%	1.14%	1.10%	1.12%
Net investment income (loss)	.63%A	.40%	.70%	.39%	.39%G	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,945	$ 342,500	$ 359,582	$ 138,981	$ 101,565	$ 78,440
Portfolio turnover rateF	37%A	26%K	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund's other share classes are also closed to new accounts with certain exceptions. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 644,745,757
Gross unrealized depreciation	(115,024,321)
Net unrealized appreciation (depreciation) on securities	$ 529,721,436

Tax cost	$ 2,289,388,643

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $517,518,797 and $752,381,950, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 310,648	$ -
Class T	.25%	.25%	248,982	-
Class B	.75%	.25%	22,585	16,939
Class C	.75%	.25%	341,060	5,490
			$ 923,275	$ 22,429

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,582
Class T	1,505
Class B*	1,037
Class C*	592
$ 6,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 274,590.22
Class T	108,196.22
Class B	6,755.30
Class C	80,870.24
Small Cap Value	2,014,411.20
Institutional Class	354,360.21
	$ 2,839,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

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5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,637 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,895,000.33%		$ 136

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,926 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $20 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser has contractually agreed to waive a portion of the Fund's management fee until May 31, 2015. During the period, this waiver reduced the Fund's management fee by $403,800.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68,052 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Small Cap Value expenses during the period in the amount of $3,752.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Class A	$ 207,059	$ 171,608
Small Cap Value	7,655,420	7,284,772
Class F	-	2,011,606
Institutional Class	1,284,414	1,194,079
Total	$ 9,146,893	$ 10,662,065
From net realized gain
Class A	$ 29,002,450	$ 26,941,211
Class T	11,758,987	10,672,388
Class B	573,044	695,128
Class C	8,461,258	7,761,033
Small Cap Value	233,242,234	236,012,007
Class F	-	44,973,770
Institutional Class	39,442,202	35,569,940
Total	$ 322,480,175	$ 362,625,477

A All Class F Shares were redeemed on November 19, 2013.

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014A	Six months ended January 31, 2015	Year ended July 31, 2014A
Class A
Shares sold	890,568	2,364,232	$ 16,226,904	$ 46,165,166
Reinvestment of distributions	1,578,405	1,371,738	28,466,035	25,837,208
Shares redeemed	(2,479,606)	(4,138,116)	(45,704,792)	(80,966,690)
Net increase (decrease)	(10,633)	(402,146)	$ (1,011,853)	$ (8,964,316)
Class T
Shares sold	319,831	987,146	$ 5,705,928	$ 19,000,773
Reinvestment of distributions	655,614	566,918	11,618,864	10,525,159
Shares redeemed	(971,917)	(1,685,516)	(17,433,892)	(32,399,109)
Net increase (decrease)	3,528	(131,452)	$ (109,100)	$ (2,873,177)
Class B
Shares sold	4,229	9,527	$ 74,912	$ 174,532
Reinvestment of distributions	31,870	33,965	537,830	607,035
Shares redeemed	(56,422)	(149,029)	(956,867)	(2,755,578)
Net increase (decrease)	(20,323)	(105,537)	$ (344,125)	$ (1,974,011)
Class C
Shares sold	107,073	268,818	$ 1,827,489	$ 4,960,750
Reinvestment of distributions	447,025	378,946	7,553,140	6,778,684
Shares redeemed	(512,194)	(758,615)	(8,732,955)	(14,057,302)
Net increase (decrease)	41,904	(110,851)	$ 647,674	$ (2,317,868)
Small Cap Value
Shares sold	6,271,959	19,542,379	$ 115,895,569	$ 386,966,432
Reinvestment of distributions	12,098,173	11,711,859	221,448,638	222,752,806
Shares redeemed	(14,550,875)	(58,131,122)B	(268,971,352)	(1,153,341,425)B
Net increase (decrease)	3,819,257	(26,876,884)	$ 68,372,855	$ (543,622,187)
Class F
Shares sold	-	879,716	$ -	$ 17,395,091
Reinvestment of distributions	-	2,497,893	-	46,985,376
Shares redeemed	-	(39,476,567)B	-	(787,183,278)B
Net increase (decrease)	-	(36,098,958)	$ -	$ (722,802,811)

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014A	Six months ended January 31, 2015	Year ended July 31, 2014A
Institutional Class
Shares sold	1,888,133	4,292,555	$ 35,159,875	$ 84,987,281
Reinvestment of distributions	1,996,970	1,739,424	36,554,847	33,193,654
Shares redeemed	(2,390,770)	(6,306,791)	(44,496,051)	(125,274,359)
Net increase (decrease)	1,494,333	(274,812)	$ 27,218,671	$ (7,093,424)

A All Class F Shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCVI-USAN-0315
1.803748.111

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.43%
Actual		$ 1,000.00	$ 1,057.80	$ 7.42
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27
Class T	1.68%
Actual		$ 1,000.00	$ 1,056.40	$ 8.71
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class B	2.26%
Actual		$ 1,000.00	$ 1,053.20	$ 11.70
HypotheticalA		$ 1,000.00	$ 1,013.81	$ 11.47
Class C	2.20%
Actual		$ 1,000.00	$ 1,054.40	$ 11.39
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 11.17
Small Cap Value	1.16%
Actual		$ 1,000.00	$ 1,059.50	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,059.40	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Rouse Properties, Inc.	2.9	2.1
World Fuel Services Corp.	2.9	2.8
Federated Investors, Inc. Class B (non-vtg.)	2.9	2.9
First Citizen Bancshares, Inc.	2.8	2.3
DCT Industrial Trust, Inc.	2.8	2.3
Aarons, Inc. Class A	2.6	2.1
Aspen Insurance Holdings Ltd.	2.5	2.3
City National Corp.	2.5	2.2
Tech Data Corp.	2.4	2.9
SS&C Technologies Holdings, Inc.	2.4	2.2
	26.7
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.5	40.8
Industrials	13.0	14.3
Information Technology	12.8	13.1
Consumer Discretionary	11.6	10.4
Health Care	6.7	6.6
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 99.2%		Stocks 99.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	11.9%	** Foreign investments	8.9%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.8%
Standard Motor Products, Inc.	613,301	$ 22,360,954
Hotels, Restaurants & Leisure - 1.4%
DineEquity, Inc.	373,100	39,828,425
Specialty Retail - 8.8%
Aarons, Inc. Class A	2,295,100	72,662,866
Genesco, Inc. (a)	617,728	44,136,666
Murphy U.S.A., Inc. (a)	840,715	58,690,314
Rent-A-Center, Inc.	1,656,367	56,780,261
Tsutsumi Jewelry Co. Ltd.	520,900	11,123,615
		243,393,722
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley, Inc. (a)	831,000	15,847,170
TOTAL CONSUMER DISCRETIONARY		321,430,271
CONSUMER STAPLES - 3.3%
Food Products - 1.6%
Post Holdings, Inc. (a)	931,300	44,003,925
Tobacco - 1.7%
Universal Corp. (e)	1,170,000	46,987,200
TOTAL CONSUMER STAPLES		90,991,125
ENERGY - 4.2%
Energy Equipment & Services - 0.9%
ShawCor Ltd. Class A	871,000	23,922,169
Oil, Gas & Consumable Fuels - 3.3%
Northern Oil & Gas, Inc. (a)(d)	1,958,249	12,297,804
World Fuel Services Corp.	1,623,800	79,517,486
		91,815,290
TOTAL ENERGY		115,737,459
FINANCIALS - 40.5%
Banks - 9.6%
Associated Banc-Corp.	2,929,400	49,243,214
City National Corp.	790,300	68,511,107
CVB Financial Corp.	3,161,688	46,192,262
First Citizen Bancshares, Inc.	321,324	78,419,123
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Niagara Financial Group, Inc.	400,000	$ 3,248,000
National Penn Bancshares, Inc.	2,100,000	20,370,000
		265,983,706
Capital Markets - 5.9%
Federated Investors, Inc. Class B (non-vtg.) (d)	2,499,963	79,023,830
OM Asset Management Ltd. (a)	1,823,200	27,639,712
Waddell & Reed Financial, Inc. Class A	1,264,100	56,517,911
		163,181,453
Consumer Finance - 0.9%
Enova International, Inc. (a)	506,203	9,744,408
EZCORP, Inc. (non-vtg.) Class A (a)	1,390,088	14,331,807
		24,076,215
Insurance - 10.8%
Aspen Insurance Holdings Ltd.	1,599,400	69,286,008
Endurance Specialty Holdings Ltd.	902,400	55,154,688
First American Financial Corp.	1,163,087	39,568,220
Platinum Underwriters Holdings Ltd.	805,499	59,469,991
ProAssurance Corp.	793,200	35,194,284
StanCorp Financial Group, Inc.	631,300	39,165,852
		297,839,043
Real Estate Investment Trusts - 8.8%
DCT Industrial Trust, Inc.	2,057,271	77,682,553
National Retail Properties, Inc. (d)	683,400	29,276,856
Rouse Properties, Inc. (d)(e)	4,350,000	80,866,500
Sabra Health Care REIT, Inc.	1,642,700	53,716,290
		241,542,199
Real Estate Management & Development - 1.2%
Kennedy Wilson Europe Real Estate PLC	2,159,540	33,828,071
Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	3,403,499	41,624,793
Washington Federal, Inc.	2,447,100	48,599,406
		90,224,199
TOTAL FINANCIALS		1,116,674,886
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	630,000	$ 30,088,800
Integra LifeSciences Holdings Corp. (a)	709,200	39,516,624
		69,605,424
Health Care Providers & Services - 3.4%
AmSurg Corp. (a)	673,800	37,180,284
Civitas Solutions, Inc. (e)	2,940,700	55,843,893
		93,024,177
Pharmaceuticals - 0.8%
Theravance, Inc. (d)	1,994,553	22,478,612
TOTAL HEALTH CARE		185,108,213
INDUSTRIALS - 13.0%
Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	800,146	36,166,599
Commercial Services & Supplies - 3.5%
Knoll, Inc.	1,269,800	26,018,202
Quad/Graphics, Inc.	922,355	18,483,994
United Stationers, Inc.	1,295,298	52,213,462
		96,715,658
Electrical Equipment - 2.9%
AZZ, Inc.	770,000	32,486,300
EnerSys	843,700	49,255,206
		81,741,506
Machinery - 3.4%
Columbus McKinnon Corp. (NY Shares)	776,000	19,438,800
Mueller Industries, Inc.	1,600,400	50,236,556
Valmont Industries, Inc.	200,000	24,024,000
		93,699,356
Trading Companies & Distributors - 1.9%
WESCO International, Inc. (a)(d)	777,933	51,934,807
TOTAL INDUSTRIALS		360,257,926
INFORMATION TECHNOLOGY - 12.8%
Electronic Equipment & Components - 5.7%
Ingram Micro, Inc. Class A (a)	2,048,300	51,576,194
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp.	527,200	$ 39,112,968
Tech Data Corp. (a)	1,186,373	67,741,898
		158,431,060
Internet Software & Services - 2.9%
Cimpress NV (a)	600,000	48,330,000
j2 Global, Inc.	574,300	32,987,792
		81,317,792
IT Services - 1.8%
CACI International, Inc. Class A (a)	578,334	48,921,273
Software - 2.4%
SS&C Technologies Holdings, Inc.	1,188,900	65,781,837
TOTAL INFORMATION TECHNOLOGY		354,451,962
MATERIALS - 2.8%
Containers & Packaging - 2.3%
Silgan Holdings, Inc.	1,200,000	61,692,000
Metals & Mining - 0.5%
Haynes International, Inc.	376,903	14,672,834
TOTAL MATERIALS		76,364,834
UTILITIES - 4.3%
Electric Utilities - 3.5%
El Paso Electric Co.	974,121	39,023,287
IDACORP, Inc.	822,000	55,822,020
		94,845,307
Gas Utilities - 0.8%
Southwest Gas Corp.	372,656	22,903,438
TOTAL UTILITIES		117,748,745
TOTAL COMMON STOCKS (Cost $2,208,818,119)		2,738,765,421
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	23,304,072	$ 23,304,072
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	57,040,586	57,040,586
TOTAL MONEY MARKET FUNDS (Cost $80,344,658)		80,344,658
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,289,162,777)		2,819,110,079
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(58,695,566)
NET ASSETS - 100%		$ 2,760,414,513
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,146
Fidelity Securities Lending Cash Central Fund	1,404,872
Total	$ 1,419,018
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 50,386,144	$ -	$ 54,199,221	$ -	$ -
Civitas Solutions, Inc.	-	49,470,245	-	-	55,843,893
Rouse Properties, Inc.	61,020,000	12,779,885	-	604,922	80,866,500
Universal Corp.	34,273,800	21,914,020	-	985,800	46,987,200
Total	$ 145,679,944	$ 84,164,150	$ 54,199,221	$ 1,590,722	$ 183,697,593
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,430,271	$ 310,306,656	$ 11,123,615	$ -
Consumer Staples	90,991,125	90,991,125	-	-
Energy	115,737,459	115,737,459	-	-
Financials	1,116,674,886	1,116,674,886	-	-
Health Care	185,108,213	185,108,213	-	-
Industrials	360,257,926	360,257,926	-	-
Information Technology	354,451,962	354,451,962	-	-
Materials	76,364,834	76,364,834	-	-
Utilities	117,748,745	117,748,745	-	-
Money Market Funds	80,344,658	80,344,658	-	-
Total Investments in Securities:	$ 2,819,110,079	$ 2,807,986,464	$ 11,123,615	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Bermuda	6.7%
Netherlands	1.7%
Bailiwick of Jersey	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,778,769) - See accompanying schedule: Unaffiliated issuers (cost $2,027,817,397)	$ 2,555,067,828
Fidelity Central Funds (cost $80,344,658)	80,344,658
Other affiliated issuers (cost $181,000,722)	183,697,593
Total Investments (cost $2,289,162,777)		$ 2,819,110,079
Cash		805,401
Receivable for investments sold		4,848,490
Receivable for fund shares sold		3,063,814
Dividends receivable		2,129,253
Distributions receivable from Fidelity Central Funds		155,304
Prepaid expenses		1,484
Other receivables		46,678
Total assets		2,830,160,503

Liabilities
Payable for investments purchased	$ 5,674,219
Payable for fund shares redeemed	4,220,118
Accrued management fee	2,081,738
Distribution and service plan fees payable	150,576
Other affiliated payables	537,481
Other payables and accrued expenses	41,272
Collateral on securities loaned, at value	57,040,586
Total liabilities		69,745,990

Net Assets		$ 2,760,414,513
Net Assets consist of:
Paid in capital		$ 2,143,986,393
Undistributed net investment income		4,951,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		81,529,786
Net unrealized appreciation (depreciation) on investments		529,947,302
Net Assets		$ 2,760,414,513

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($242,125,604 ÷ 13,374,876 shares)	$ 18.10

Maximum offering price per share (100/94.25 of $18.10)	$ 19.20
Class T: Net Asset Value and redemption price per share ($94,677,823 ÷ 5,324,880 shares)	$ 17.78

Maximum offering price per share (100/96.50 of $17.78)	$ 18.42
Class B: Net Asset Value and offering price per share ($4,125,024 ÷ 244,186 shares)A	$ 16.89

Class C: Net Asset Value and offering price per share ($66,297,251 ÷ 3,919,347 shares)A	$ 16.92

Small Cap Value: Net Asset Value, offering price and redemption price per share ($2,004,244,267 ÷ 109,117,052 shares)	$ 18.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($348,944,544 ÷ 18,994,150 shares)	$ 18.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends (including $1,590,722 earned from other affiliated issuers)		$ 23,466,454
Income from Fidelity Central Funds (including $1,404,872 from security lending)		1,419,018
Total income		24,885,472

Expenses
Management fee Basic fee	$ 9,758,435
Performance adjustment	2,986,108
Transfer agent fees	2,839,182
Distribution and service plan fees	923,275
Accounting and security lending fees	426,632
Custodian fees and expenses	31,580
Independent trustees' compensation	5,970
Registration fees	95,615
Audit	37,251
Legal	5,225
Interest	136
Miscellaneous	10,624
Total expenses before reductions	17,120,033
Expense reductions	(475,604)	16,644,429
Net investment income (loss)		8,241,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	131,756,460
Other affiliated issuers	(2,940,192)
Foreign currency transactions	32,170
Total net realized gain (loss)		128,848,438
Change in net unrealized appreciation (depreciation) on investment securities		22,549,442
Net gain (loss)		151,397,880
Net increase (decrease) in net assets resulting from operations		$ 159,638,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,241,043	$ 11,952,766
Net realized gain (loss)	128,848,438	925,842,288
Change in net unrealized appreciation (depreciation)	22,549,442	(668,249,080)
Net increase (decrease) in net assets resulting from operations	159,638,923	269,545,974
Distributions to shareholders from net investment income	(9,146,893)	(10,662,065)
Distributions to shareholders from net realized gain	(322,480,175)	(362,625,477)
Total distributions	(331,627,068)	(373,287,542)
Share transactions - net increase (decrease)	94,774,122	(1,289,647,794)
Redemption fees	74,338	536,076
Total increase (decrease) in net assets	(77,139,685)	(1,392,853,286)

Net Assets
Beginning of period	2,837,554,198	4,230,407,484
End of period (including undistributed net investment income of $4,951,032 and undistributed net investment income of $5,856,882, respectively)	$ 2,760,414,513	$ 2,837,554,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 19.96	$ 14.86	$ 15.48	$ 13.45	$ 11.13
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.01	.01H	.02 I
Net realized and unrealized gain (loss)	1.04	1.24	5.57	.30	2.22	2.33
Total from investment operations	1.07	1.27	5.64	.31	2.23	2.35
Distributions from net investment income	(.02)	(.01)	(.07)	(.01)	(.08)	(.03)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.26)N	(1.94)	(.54)	(.93)M	(.20)	(.03)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 18.10	$ 19.29	$ 19.96	$ 14.86	$ 15.48	$ 13.45
Total ReturnB, C, D	5.78%	6.83%	39.09%	3.24%	16.72%	21.16%
Ratios to Average Net Assets F, J
Expenses before reductions	1.43%A	1.36%	1.36%	1.44%	1.44%	1.47%
Expenses net of fee waivers, if any	1.43%A	1.35%	1.36%	1.44%	1.43%	1.40%
Expenses net of all reductions	1.43%A	1.34%	1.36%	1.44%	1.43%	1.39%
Net investment income (loss)	.36%A	.13%	.41%	.09%	.06%H	.17%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,126	$ 258,183	$ 275,265	$ 150,285	$ 140,707	$ 96,994
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share. NTotal distributions of $2.26 per share is comprised of distributions from net investment income of $0.016 and distributions from net realized gain of $2.248 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.98	$ 19.70	$ 14.70	$ 15.34	$ 13.34	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	.03	(.02)	(.03)H	(.01) I
Net realized and unrealized gain (loss)	1.02	1.23	5.50	.31	2.20	2.31
Total from investment operations	1.03	1.21	5.53	.29	2.17	2.30
Distributions from net investment income	-	-	(.06)	-	(.05)	(.01)
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.53)	(.93)	(.17)	(.01)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 17.78	$ 18.98	$ 19.70	$ 14.70	$ 15.34	$ 13.34
Total ReturnB, C, D	5.64%	6.58%	38.70%	3.08%	16.36%	20.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.68%A	1.61%	1.60%	1.67%	1.70%	1.72%
Expenses net of fee waivers, if any	1.68%A	1.59%	1.60%	1.67%	1.69%	1.65%
Expenses net of all reductions	1.67%A	1.59%	1.59%	1.67%	1.69%	1.64%
Net investment income (loss)	.11%A	(.11)%	.18%	(.14)%	(.19)%H	(.08)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,678	$ 100,975	$ 107,444	$ 57,514	$ 55,845	$ 44,091
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.18	$ 19.06	$ 14.27	$ 15.00	$ 13.08	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13)	(.06)	(.09)	(.10) H	(.07) I
Net realized and unrealized gain (loss)	.98	1.18	5.34	.29	2.15	2.27
Total from investment operations	.94	1.05	5.28	.20	2.05	2.20
Distributions from net investment income	-	-	(.02)	-	(.01)	-
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.49)	(.93)	(.13)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.89	$ 18.18	$ 19.06	$ 14.27	$ 15.00	$ 13.08
Total ReturnB, C, D	5.32%	5.92%	38.07%	2.51%	15.80%	20.22%
Ratios to Average Net Assets F, J
Expenses before reductions	2.26%A	2.18%	2.15%	2.19%	2.20%	2.22%
Expenses net of fee waivers, if any	2.26%A	2.17%	2.15%	2.19%	2.19%	2.15%
Expenses net of all reductions	2.25%A	2.16%	2.14%	2.19%	2.19%	2.14%
Net investment income (loss)	(.47)%A	(.69)%	(.37)%	(.66)%	(.69)%H	(.58)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,125	$ 4,808	$ 7,052	$ 6,675	$ 8,549	$ 9,747
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.19	$ 19.06	$ 14.28	$ 15.01	$ 13.08	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.03)	(.12)	(.06)	(.09)	(.10) H	(.07) I
Net realized and unrealized gain (loss)	.99	1.18	5.34	.29	2.17	2.26
Total from investment operations	.96	1.06	5.28	.20	2.07	2.19
Distributions from net investment income	-	-	(.03)	-	(.02)	-
Distributions from net realized gain	(2.23)	(1.93)	(.47)	(.93)	(.12)	-
Total distributions	(2.23)	(1.93)	(.50)	(.93)	(.14)	-
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.92	$ 18.19	$ 19.06	$ 14.28	$ 15.01	$ 13.08
Total ReturnB, C, D	5.44%	5.97%	38.00%	2.52%	15.91%	20.11%
Ratios to Average Net Assets F, J
Expenses before reductions	2.20%A	2.12%	2.13%	2.19%	2.18%	2.22%
Expenses net of fee waivers, if any	2.20%A	2.11%	2.13%	2.19%	2.18%	2.15%
Expenses net of all reductions	2.19%A	2.10%	2.12%	2.19%	2.18%	2.14%
Net investment income (loss)	(.41)%A	(.63)%	(.35)%	(.66)%	(.68)%H	(.58)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,297	$ 70,541	$ 76,018	$ 47,265	$ 47,457	$ 37,346
Portfolio turnover rateG	37%A	26%L	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.57	$ 20.22	$ 15.05	$ 15.62	$ 13.56	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.06	.06G	.05H
Net realized and unrealized gain (loss)	1.06	1.26	5.63	.32	2.23	2.34
Total from investment operations	1.12	1.34	5.75	.38	2.29	2.39
Distributions from net investment income	(.07)	(.06)	(.11)	(.02)	(.10)	(.05)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.13)	-
Total distributions	(2.32)	(1.99)	(.58)	(.95)	(.23)	(.05)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.37	$ 19.57	$ 20.22	$ 15.05	$ 15.62	$ 13.56
Total ReturnB, C	5.95%	7.12%	39.45%	3.67%	17.03%	21.32%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16%A	1.08%	1.07%	1.13%	1.13%	1.18%
Expenses net of fee waivers, if any	1.16%A	1.06%	1.07%	1.13%	1.13%	1.18%
Expenses net of all reductions	1.15%A	1.06%	1.06%	1.13%	1.13%	1.17%
Net investment income (loss)	.63%A	.41%	.71%	.41%	.37%G	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,004,244	$ 2,060,546	$ 2,672,854	$ 1,756,962	$ 1,899,805	$ 1,770,675
Portfolio turnover rateF	37%A	26%K	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.57	$ 20.23	$ 15.05	$ 15.63	$ 13.58	$ 11.24
Income from Investment Operations
Net investment income (loss) D	.06	.08	.12	.06	.06G	.06H
Net realized and unrealized gain (loss)	1.06	1.25	5.65	.31	2.23	2.34
Total from investment operations	1.12	1.33	5.77	.37	2.29	2.40
Distributions from net investment income	(.07)	(.06)	(.12)	(.02)	(.11)	(.06)
Distributions from net realized gain	(2.25)	(1.93)	(.47)	(.93)	(.13)	-
Total distributions	(2.32)	(1.99)	(.59)	(.95)	(.24)	(.06)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 18.37	$ 19.57	$ 20.23	$ 15.05	$ 15.63	$ 13.58
Total ReturnB, C	5.94%	7.08%	39.54%	3.59%	17.02%	21.42%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16%A	1.09%	1.07%	1.14%	1.10%	1.12%
Expenses net of fee waivers, if any	1.16%A	1.07%	1.07%	1.14%	1.10%	1.12%
Expenses net of all reductions	1.16%A	1.07%	1.06%	1.14%	1.10%	1.12%
Net investment income (loss)	.63%A	.40%	.70%	.39%	.39%G	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,945	$ 342,500	$ 359,582	$ 138,981	$ 101,565	$ 78,440
Portfolio turnover rateF	37%A	26%K	29%	27%	22%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund's other share classes are also closed to new accounts with certain exceptions. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 644,745,757
Gross unrealized depreciation	(115,024,321)
Net unrealized appreciation (depreciation) on securities	$ 529,721,436

Tax cost	$ 2,289,388,643

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $517,518,797 and $752,381,950, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 310,648	$ -
Class T	.25%	.25%	248,982	-
Class B	.75%	.25%	22,585	16,939
Class C	.75%	.25%	341,060	5,490
			$ 923,275	$ 22,429

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,582
Class T	1,505
Class B*	1,037
Class C*	592
$ 6,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 274,590.22
Class T	108,196.22
Class B	6,755.30
Class C	80,870.24
Small Cap Value	2,014,411.20
Institutional Class	354,360.21
	$ 2,839,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,637 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,895,000.33%		$ 136

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,926 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $20 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser has contractually agreed to waive a portion of the Fund's management fee until May 31, 2015. During the period, this waiver reduced the Fund's management fee by $403,800.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68,052 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Small Cap Value expenses during the period in the amount of $3,752.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Class A	$ 207,059	$ 171,608
Small Cap Value	7,655,420	7,284,772
Class F	-	2,011,606
Institutional Class	1,284,414	1,194,079
Total	$ 9,146,893	$ 10,662,065
From net realized gain
Class A	$ 29,002,450	$ 26,941,211
Class T	11,758,987	10,672,388
Class B	573,044	695,128
Class C	8,461,258	7,761,033
Small Cap Value	233,242,234	236,012,007
Class F	-	44,973,770
Institutional Class	39,442,202	35,569,940
Total	$ 322,480,175	$ 362,625,477

A All Class F Shares were redeemed on November 19, 2013.

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014A	Six months ended January 31, 2015	Year ended July 31, 2014A
Class A
Shares sold	890,568	2,364,232	$ 16,226,904	$ 46,165,166
Reinvestment of distributions	1,578,405	1,371,738	28,466,035	25,837,208
Shares redeemed	(2,479,606)	(4,138,116)	(45,704,792)	(80,966,690)
Net increase (decrease)	(10,633)	(402,146)	$ (1,011,853)	$ (8,964,316)
Class T
Shares sold	319,831	987,146	$ 5,705,928	$ 19,000,773
Reinvestment of distributions	655,614	566,918	11,618,864	10,525,159
Shares redeemed	(971,917)	(1,685,516)	(17,433,892)	(32,399,109)
Net increase (decrease)	3,528	(131,452)	$ (109,100)	$ (2,873,177)
Class B
Shares sold	4,229	9,527	$ 74,912	$ 174,532
Reinvestment of distributions	31,870	33,965	537,830	607,035
Shares redeemed	(56,422)	(149,029)	(956,867)	(2,755,578)
Net increase (decrease)	(20,323)	(105,537)	$ (344,125)	$ (1,974,011)
Class C
Shares sold	107,073	268,818	$ 1,827,489	$ 4,960,750
Reinvestment of distributions	447,025	378,946	7,553,140	6,778,684
Shares redeemed	(512,194)	(758,615)	(8,732,955)	(14,057,302)
Net increase (decrease)	41,904	(110,851)	$ 647,674	$ (2,317,868)
Small Cap Value
Shares sold	6,271,959	19,542,379	$ 115,895,569	$ 386,966,432
Reinvestment of distributions	12,098,173	11,711,859	221,448,638	222,752,806
Shares redeemed	(14,550,875)	(58,131,122)B	(268,971,352)	(1,153,341,425)B
Net increase (decrease)	3,819,257	(26,876,884)	$ 68,372,855	$ (543,622,187)
Class F
Shares sold	-	879,716	$ -	$ 17,395,091
Reinvestment of distributions	-	2,497,893	-	46,985,376
Shares redeemed	-	(39,476,567)B	-	(787,183,278)B
Net increase (decrease)	-	(36,098,958)	$ -	$ (722,802,811)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014A	Six months ended January 31, 2015	Year ended July 31, 2014A
Institutional Class
Shares sold	1,888,133	4,292,555	$ 35,159,875	$ 84,987,281
Reinvestment of distributions	1,996,970	1,739,424	36,554,847	33,193,654
Shares redeemed	(2,390,770)	(6,306,791)	(44,496,051)	(125,274,359)
Net increase (decrease)	1,494,333	(274,812)	$ 27,218,671	$ (7,093,424)

A All Class F Shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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FMR Co., Inc.

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(U.K.) Inc.

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(Japan) Limited

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Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCV-USAN-0315
1.803708.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.15%
Actual		$ 1,000.00	$ 1,067.70	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class T	1.42%
Actual		$ 1,000.00	$ 1,066.10	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.93%
Actual		$ 1,000.00	$ 1,063.10	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.93%
Actual		$ 1,000.00	$ 1,063.40	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Small Cap Growth	.84%
Actual		$ 1,000.00	$ 1,069.40	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,069.20	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.8	1.3
Huron Consulting Group, Inc.	1.7	1.4
G-III Apparel Group Ltd.	1.6	1.5
Gartner, Inc. Class A	1.6	0.0
DineEquity, Inc.	1.5	0.0
Graphic Packaging Holding Co.	1.4	1.4
Vail Resorts, Inc.	1.4	0.0
athenahealth, Inc.	1.4	0.4
Stamps.com, Inc.	1.4	1.0
Buffalo Wild Wings, Inc.	1.4	0.0
	15.2
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.3	22.7
Health Care	26.3	21.8
Consumer Discretionary	17.5	13.5
Industrials	14.0	16.0
Financials	7.3	6.8
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 97.5%		Stocks 98.0%
	Other Investments 1.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	3.1%	** Foreign investments	5.8%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.2%
Tenneco, Inc. (a)	180,400	$ 9,276,168
Visteon Corp. (a)	49,100	4,760,245
		14,036,413
Distributors - 1.0%
Core-Mark Holding Co., Inc.	172,100	11,475,628
Diversified Consumer Services - 2.3%
2U, Inc. (d)	807,700	14,368,983
Service Corp. International	510,300	11,548,089
		25,917,072
Hotels, Restaurants & Leisure - 6.7%
Buffalo Wild Wings, Inc. (a)	85,000	15,157,200
DineEquity, Inc.	160,000	17,080,000
Domino's Pizza, Inc.	80,000	7,924,000
Sonic Corp.	150,000	4,540,500
Texas Roadhouse, Inc. Class A	450,000	15,115,500
Vail Resorts, Inc.	175,800	15,428,208
		75,245,408
Household Durables - 1.2%
Universal Electronics, Inc. (a)	214,209	13,653,682
Leisure Products - 1.9%
Brunswick Corp.	253,500	13,759,980
Malibu Boats, Inc. Class A (a)	327,300	7,141,686
		20,901,666
Media - 0.7%
Live Nation Entertainment, Inc. (a)	355,200	8,443,104
Specialty Retail - 0.9%
Office Depot, Inc. (a)	450,000	3,420,000
Sally Beauty Holdings, Inc. (a)	213,961	6,649,908
		10,069,908
Textiles, Apparel & Luxury Goods - 1.6%
G-III Apparel Group Ltd. (a)	180,900	17,583,480
TOTAL CONSUMER DISCRETIONARY		197,326,361
CONSUMER STAPLES - 1.3%
Food Products - 0.5%
Ingredion, Inc.	75,100	6,056,064
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	95,000	$ 8,519,600
TOTAL CONSUMER STAPLES		14,575,664
ENERGY - 1.8%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	73,900	5,485,597
Superior Drilling Products, Inc. (d)(e)	1,295,344	4,533,704
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	1,673,762
		11,693,063
Oil, Gas & Consumable Fuels - 0.8%
Energy XXI (Bermuda) Ltd. (d)	500,000	1,470,000
Golar LNG Ltd.	78,100	2,214,916
StealthGas, Inc. (a)	890,400	4,701,312
		8,386,228
TOTAL ENERGY		20,079,291
FINANCIALS - 7.3%
Banks - 2.5%
Investors Bancorp, Inc.	1,000,000	11,010,000
Lakeland Financial Corp.	183,500	6,925,290
Pacific Premier Bancorp, Inc. (a)	642,186	9,542,884
		27,478,174
Capital Markets - 0.9%
E*TRADE Financial Corp. (a)	310,200	7,150,110
Value Partners Group Ltd.	4,000,000	3,399,086
		10,549,196
Consumer Finance - 1.0%
PRA Group, Inc. (a)	136,139	6,741,603
Springleaf Holdings, Inc. (a)	140,000	4,424,000
		11,165,603
Insurance - 1.6%
First American Financial Corp.	300,000	10,206,000
Primerica, Inc.	153,919	7,640,539
		17,846,539
Real Estate Investment Trusts - 0.3%
Colony Financial, Inc.	150,000	3,757,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Meridian Bancorp, Inc. (a)	992,280	$ 11,520,371
TOTAL FINANCIALS		82,317,383
HEALTH CARE - 26.3%
Biotechnology - 10.5%
Achillion Pharmaceuticals, Inc. (a)	310,000	4,603,500
Array BioPharma, Inc. (a)(d)	800,000	5,728,000
Auspex Pharmaceuticals, Inc.	75,635	4,647,771
BioCryst Pharmaceuticals, Inc. (a)	260,200	2,648,836
Celldex Therapeutics, Inc. (a)(d)	293,400	6,284,628
Chimerix, Inc. (a)	210,100	8,427,111
Dyax Corp. (a)	480,400	7,258,844
Insmed, Inc. (a)	223,400	3,453,764
Intercept Pharmaceuticals, Inc. (a)	30,600	6,151,518
Isis Pharmaceuticals, Inc. (a)	187,157	12,822,126
La Jolla Pharmaceutical Co. (a)	111,412	2,433,238
Lion Biotechnologies, Inc. (a)(d)	360,000	2,826,000
Mirati Therapeutics, Inc. (a)	169,700	3,521,275
Novavax, Inc. (a)(d)	1,097,100	8,568,351
Otonomy, Inc.	95,500	2,788,600
Puma Biotechnology, Inc. (a)	44,500	9,393,060
Receptos, Inc. (a)	55,100	6,070,367
Stemline Therapeutics, Inc. (a)(d)	104,500	1,617,660
Synageva BioPharma Corp. (a)(d)	70,014	8,067,013
Threshold Pharmaceuticals, Inc. (a)	669,900	2,492,028
Ultragenyx Pharmaceutical, Inc.	100,000	5,810,000
XOMA Corp. (a)(d)	800,400	2,849,424
		118,463,114
Health Care Equipment & Supplies - 4.8%
Abaxis, Inc.	120,000	7,377,600
Cyberonics, Inc. (a)	100,000	5,557,000
ICU Medical, Inc. (a)	120,008	10,030,269
Ldr Holding Corp. (a)	153,755	5,146,180
Novadaq Technologies, Inc. (a)	326,300	4,643,249
NxStage Medical, Inc. (a)	625,300	11,186,617
Steris Corp.	163,400	10,656,948
		54,597,863
Health Care Providers & Services - 5.3%
Accretive Health, Inc. (a)(d)	1,087,226	6,360,272
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AMN Healthcare Services, Inc. (a)	450,300	$ 8,474,646
Civitas Solutions, Inc.	303,757	5,768,345
ExamWorks Group, Inc. (a)(d)	200,000	7,392,000
Healthways, Inc. (a)	440,000	9,072,800
Omnicare, Inc.	121,100	9,080,078
Team Health Holdings, Inc. (a)	264,200	13,659,140
		59,807,281
Health Care Technology - 2.2%
athenahealth, Inc. (a)(d)	109,857	15,348,121
Omnicell, Inc. (a)	301,384	9,593,053
		24,941,174
Life Sciences Tools & Services - 1.9%
Bruker Corp. (a)	211,500	3,988,890
Charles River Laboratories International, Inc. (a)	100,000	6,935,000
Fluidigm Corp. (a)(d)	260,000	10,017,800
		20,941,690
Pharmaceuticals - 1.6%
Akorn, Inc. (a)(d)	174,200	7,417,436
Assembly Biosciences, Inc. (a)	100,000	840,000
Cardiome Pharma Corp. (a)	153,100	1,531,000
Impax Laboratories, Inc. (a)	160,000	5,867,200
Tetraphase Pharmaceuticals, Inc. (a)	60,000	2,181,600
		17,837,236
TOTAL HEALTH CARE		296,588,358
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.0%
Esterline Technologies Corp. (a)	58,100	6,512,429
Huntington Ingalls Industries, Inc.	70,000	8,162,000
Teledyne Technologies, Inc. (a)	88,000	8,363,520
		23,037,949
Building Products - 1.5%
A.O. Smith Corp.	170,000	10,099,700
Universal Forest Products, Inc.	130,000	6,507,800
		16,607,500
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	130,000	3,753,100
KAR Auction Services, Inc.	300,000	10,233,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc.	420,000	$ 8,605,800
Multi-Color Corp.	186,900	10,881,318
		33,473,218
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	270,000	6,863,400
Machinery - 1.6%
Allison Transmission Holdings, Inc.	270,200	8,462,664
Luxfer Holdings PLC sponsored ADR	165,630	2,229,380
Mueller Industries, Inc.	233,400	7,326,426
		18,018,470
Professional Services - 4.6%
CBIZ, Inc. (a)	1,316,100	10,897,308
GP Strategies Corp. (a)	385,592	12,871,061
Huron Consulting Group, Inc. (a)	261,200	19,647,464
WageWorks, Inc. (a)	165,000	9,081,600
		52,497,433
Road & Rail - 0.7%
ArcBest Corp.	200,000	7,452,000
TOTAL INDUSTRIALS		157,949,970
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 1.0%
Infinera Corp. (a)	358,377	5,777,037
InterDigital, Inc.	100,000	4,998,000
		10,775,037
Electronic Equipment & Components - 1.7%
Ingram Micro, Inc. Class A (a)	340,300	8,568,754
Neonode, Inc. (a)(d)	750,371	1,943,461
RealD, Inc. (a)(d)	792,300	8,596,455
		19,108,670
Internet Software & Services - 4.7%
comScore, Inc. (a)	204,641	8,504,880
Cvent, Inc. (a)(d)	436,160	10,895,277
Demandware, Inc. (a)(d)	210,000	11,247,600
E2open, Inc. (a)(d)	662,094	3,899,734
HomeAway, Inc. (a)	126,100	3,214,289
Stamps.com, Inc. (a)	335,796	15,302,224
		53,064,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 6.0%
Broadridge Financial Solutions, Inc.	125,100	$ 6,003,549
EVERTEC, Inc.	300,700	6,032,042
Gartner, Inc. Class A (a)	207,130	17,444,489
Genpact Ltd. (a)	300,000	6,021,000
Global Payments, Inc.	230,500	20,124,954
Maximus, Inc.	220,000	12,258,400
		67,884,434
Semiconductors & Semiconductor Equipment - 5.9%
Brooks Automation, Inc.	280,000	3,614,800
Cavium, Inc. (a)	108,210	6,363,830
Cirrus Logic, Inc. (a)	420,000	11,130,000
M/A-COM Technology Solutions Holdings, Inc. (a)	58,500	1,901,835
MKS Instruments, Inc.	353,264	12,367,773
Monolithic Power Systems, Inc.	170,000	8,073,300
PDF Solutions, Inc. (a)	526,872	8,756,613
Qorvo, Inc. (a)	119,170	8,803,088
Tessera Technologies, Inc.	150,200	5,569,416
		66,580,655
Software - 7.0%
Cadence Design Systems, Inc. (a)	366,200	6,587,938
Ebix, Inc. (d)	130,017	2,970,888
Evolving Systems, Inc.	301,901	2,702,014
Fortinet, Inc. (a)	185,000	5,530,575
Interactive Intelligence Group, Inc. (a)	157,409	6,384,509
Manhattan Associates, Inc. (a)	150,000	6,696,000
Progress Software Corp. (a)	270,000	6,763,500
Proofpoint, Inc. (a)	140,000	7,000,000
Qlik Technologies, Inc. (a)	520,000	14,768,000
Tableau Software, Inc. (a)	70,000	5,653,200
Vasco Data Security International, Inc. (a)(d)	150,000	3,225,000
Verint Systems, Inc. (a)	210,200	11,220,476
		79,502,100
TOTAL INFORMATION TECHNOLOGY		296,914,900
MATERIALS - 2.0%
Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	1,150,200	16,654,896
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	100,000	$ 4,044,000
TFS Corp. Ltd. (d)	2,400,000	2,734,316
		6,778,316
TOTAL MATERIALS		23,433,212
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
inContact, Inc. (a)	1,314,000	11,260,980
TOTAL COMMON STOCKS (Cost $991,233,707)		1,100,446,119
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.13% (b)	35,821,134	35,821,134
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	64,188,850	64,188,850
TOTAL MONEY MARKET FUNDS (Cost $100,009,984)		100,009,984
Equity Funds - 1.2%

Domestic Equity Funds - 1.2%
iShares Russell 2000 Growth Index ETF (Cost $13,992,085)	100,000	13,910,000
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,105,235,776)		1,214,366,103
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(86,060,356)
NET ASSETS - 100%		$ 1,128,305,747
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,984
Fidelity Securities Lending Cash Central Fund	197,883
Total	$ 215,867
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Superior Drilling Products, Inc.	$ 8,049,395	$ 212,441	$ 146,509	$ -	$ 4,533,704
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,326,361	$ 197,326,361	$ -	$ -
Consumer Staples	14,575,664	14,575,664	-	-
Energy	20,079,291	20,079,291	-	-
Financials	82,317,383	78,918,297	3,399,086	-
Health Care	296,588,358	296,588,358	-	-
Industrials	157,949,970	157,949,970	-	-
Information Technology	296,914,900	296,914,900	-	-
Materials	23,433,212	20,698,896	2,734,316	-
Telecommunication Services	11,260,980	11,260,980	-	-
Money Market Funds	100,009,984	100,009,984	-	-
Equity Funds	13,910,000	13,910,000	-	-
Total Investments in Securities:	$ 1,214,366,103	$ 1,208,232,701	$ 6,133,402	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,718,876) - See accompanying schedule: Unaffiliated issuers (cost $999,654,099)	$ 1,109,822,415
Fidelity Central Funds (cost $100,009,984)	100,009,984
Other affiliated issuers (cost $5,571,693)	4,533,704
Total Investments (cost $1,105,235,776)		$ 1,214,366,103
Receivable for investments sold		7,838,850
Receivable for fund shares sold		1,187,967
Dividends receivable		108,877
Distributions receivable from Fidelity Central Funds		27,681
Other receivables		33,224
Total assets		1,223,562,702

Liabilities
Payable to custodian bank	$ 36,479
Payable for investments purchased	28,286,829
Payable for fund shares redeemed	1,737,726
Accrued management fee	660,804
Distribution and service plan fees payable	70,146
Other affiliated payables	235,550
Other payables and accrued expenses	40,571
Collateral on securities loaned, at value	64,188,850
Total liabilities		95,256,955

Net Assets		$ 1,128,305,747
Net Assets consist of:
Paid in capital		$ 1,004,164,719
Accumulated net investment loss		(6,747,596)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,769,978
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,118,646
Net Assets		$ 1,128,305,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,291,998 ÷ 4,838,987 shares)	$ 17.63

Maximum offering price per share (100/94.25 of $17.63)	$ 18.71
Class T: Net Asset Value and redemption price per share ($41,674,321 ÷ 2,416,240 shares)	$ 17.25

Maximum offering price per share (100/96.50 of $17.25)	$ 17.88
Class B: Net Asset Value and offering price per share ($2,331,615 ÷ 142,585 shares)A	$ 16.35

Class C: Net Asset Value and offering price per share ($39,106,360 ÷ 2,403,770 shares)A	$ 16.27

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($903,951,384 ÷ 49,803,487 shares)	$ 18.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,950,069 ÷ 3,076,654 shares)	$ 18.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,484,517
Income from Fidelity Central Funds (including $197,883 from security lending)		215,867
Total income		2,700,384

Expenses
Management fee Basic fee	$ 4,106,108
Performance adjustment	(761,422)
Transfer agent fees	1,284,619
Distribution and service plan fees	425,208
Accounting and security lending fees	195,620
Custodian fees and expenses	28,922
Independent trustees' compensation	2,587
Registration fees	96,411
Audit	34,460
Legal	2,323
Interest	4,117
Miscellaneous	5,864
Total expenses before reductions	5,424,817
Expense reductions	(59,058)	5,365,759
Net investment income (loss)		(2,665,375)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,788,982
Other affiliated issuers	(67,538)
Foreign currency transactions	6,240
Total net realized gain (loss)		45,727,684
Change in net unrealized appreciation (depreciation) on: Investment securities	28,180,758
Assets and liabilities in foreign currencies	(7,979)
Total change in net unrealized appreciation (depreciation)		28,172,779
Net gain (loss)		73,900,463
Net increase (decrease) in net assets resulting from operations		$ 71,235,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,665,375)	$ (5,539,870)
Net realized gain (loss)	45,727,684	529,975,803
Change in net unrealized appreciation (depreciation)	28,172,779	(344,219,184)
Net increase (decrease) in net assets resulting from operations	71,235,088	180,216,749
Distributions to shareholders from net realized gain	(103,188,497)	(306,246,236)
Share transactions - net increase (decrease)	(136,909,589)	(817,676,738)
Redemption fees	70,131	398,744
Total increase (decrease) in net assets	(168,792,867)	(943,307,481)

Net Assets
Beginning of period	1,297,098,614	2,240,406,095
End of period (including accumulated net investment loss of $6,747,596 and accumulated net investment loss of $4,082,221, respectively)	$ 1,128,305,747	$ 1,297,098,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12)	(.04)	(.07) H	(.07) I	(.07) J
Net realized and unrealized gain (loss)	1.24	1.69	4.87	(.16)	3.84	1.94
Total from investment operations	1.18	1.57	4.83	(.23)	3.77	1.87
Distributions from net realized gain	(1.54)	(3.24)	(1.04)	(.32)	(.01) K	-
Redemption fees added to paid in capital E,M	-	-	-	-	-	-
Net asset value, end of period	$ 17.63	$ 17.99	$ 19.66	$ 15.87	$ 16.42	$ 12.66
Total ReturnB, C, D	6.77%	8.58%	32.20%	(1.14)%	29.78%	17.33%
Ratios to Average Net Assets F, L
Expenses before reductions	1.15% A	1.22%	1.24%	1.35%	1.25%	1.35%
Expenses net of fee waivers, if any	1.15% A	1.22%	1.24%	1.35%	1.25%	1.35%
Expenses net of all reductions	1.14% A	1.22%	1.22%	1.34%	1.23%	1.34%
Net investment income (loss)	(.68)% A	(.62)%	(.26)%	(.49)% H	(.47)% I	(.56)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,292	$ 88,822	$ 74,978	$ 59,684	$ 67,272	$ 50,620
Portfolio turnover rate G	161% A	148% N	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.09)	(.11) H	(.11) I	(.10) J
Net realized and unrealized gain (loss)	1.21	1.66	4.82	(.16)	3.81	1.93
Total from investment operations	1.13	1.50	4.73	(.27)	3.70	1.83
Distributions from net realized gain	(1.54)	(3.22)	(1.03)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.25	$ 17.66	$ 19.38	$ 15.68	$ 16.27	$ 12.57
Total ReturnB, C, D	6.61%	8.30%	31.87%	(1.41)%	29.44%	17.04%
Ratios to Average Net Assets F, K
Expenses before reductions	1.42%A	1.50%	1.49%	1.61%	1.50%	1.61%
Expenses net of fee waivers, if any	1.42%A	1.50%	1.49%	1.61%	1.50%	1.61%
Expenses net of all reductions	1.41%A	1.49%	1.48%	1.60%	1.49%	1.60%
Net investment income (loss)	(.95)% A	(.90)%	(.52)%	(.74)% H	(.73)%I	(.82)%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,674	$ 42,586	$ 34,686	$ 27,658	$ 30,764	$ 23,930
Portfolio turnover rate G	161% A	148%M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.86	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.16)	(.18) H	(.18) I	(.16) J
Net realized and unrealized gain (loss)	1.15	1.60	4.64	(.17)	3.74	1.89
Total from investment operations	1.03	1.35	4.48	(.35)	3.56	1.73
Distributions from net realized gain	(1.54)	(3.14)	(1.02)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 16.35	$ 16.86	$ 18.65	$ 15.19	$ 15.86	$ 12.30
Total ReturnB, C, D	6.31%	7.73%	31.25%	(1.96)%	28.94%	16.37%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of fee waivers, if any	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of all reductions	1.93%A	2.01%	1.97%	2.09%	1.98%	2.09%
Net investment income (loss)	(1.46)% A	(1.41)%	(1.01)%	(1.23)% H	(1.22)% I	(1.32)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,332	$ 2,764	$ 3,486	$ 4,123	$ 5,295	$ 5,142
Portfolio turnover rate G	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.16)	(.18) H	(.18) I	(.16) J
Net realized and unrealized gain (loss)	1.15	1.59	4.64	(.17)	3.73	1.89
Total from investment operations	1.03	1.34	4.48	(.35)	3.55	1.73
Distributions from net realized gain	(1.54)	(3.18)	(1.02)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 16.27	$ 16.78	$ 18.62	$ 15.16	$ 15.83	$ 12.28
Total ReturnB, C, D	6.34%	7.70%	31.32%	(1.96)%	28.91%	16.40%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of fee waivers, if any	1.93%A	2.00%	1.99%	2.10%	2.00%	2.11%
Expenses net of all reductions	1.92%A	2.00%	1.97%	2.09%	1.98%	2.09%
Net investment income (loss)	(1.46)% A	(1.41)%	(1.01)%	(1.24)% H	(1.22)% I	(1.32)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,106	$ 42,215	$ 32,756	$ 24,683	$ 24,914	$ 18,091
Portfolio turnover rate G	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.45	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89
Income from Investment Operations
Net investment income (loss) D	(.03)	(.06)	.01	(.03) G	(.03) H	(.04) I
Net realized and unrealized gain (loss)	1.27	1.71	4.98	(.16)	3.90	1.96
Total from investment operations	1.24	1.65	4.99	(.19)	3.87	1.92
Distributions from net realized gain	(1.54)	(3.27)	(1.06)	(.32)	(.03) J	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.15	$ 18.45	$ 20.07	$ 16.14	$ 16.65	$ 12.81
Total ReturnB, C	6.94%	8.87%	32.74%	(.88)%	30.20%	17.63%
Ratios to Average Net Assets E, K
Expenses before reductions	.84%A	.91%	.90%	1.03%	.95%	1.08%
Expenses net of fee waivers, if any	.84%A	.90%	.90%	1.03%	.95%	1.08%
Expenses net of all reductions	.83%A	.90%	.88%	1.02%	.93%	1.07%
Net investment income (loss)	(.37)% A	(.31)%	.08%	(.16)% G	(.17)% H	(.29)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 903,951	$ 1,069,105	$ 1,315,659	$ 1,166,101	$ 1,382,688	$ 1,204,818
Portfolio turnover rateF	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.49	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91
Income from Investment Operations
Net investment income (loss) D	(.04)	(.06)	.01	(.03) G	(.03) H	(.03) I
Net realized and unrealized gain (loss)	1.28	1.72	4.98	(.16)	3.91	1.95
Total from investment operations	1.24	1.66	4.99	(.19)	3.88	1.92
Distributions from net realized gain	(1.54)	(3.27)	(1.06)	(.32)	(.03) J	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.19	$ 18.49	$ 20.10	$ 16.17	$ 16.68	$ 12.83
Total ReturnB, C	6.92%	8.89%	32.65%	(.88)%	30.24%	17.60%
Ratios to Average Net Assets E, K
Expenses before reductions	.86%A	.92%	.92%	1.06%	.94%	1.03%
Expenses net of fee waivers, if any	.86%A	.92%	.92%	1.06%	.94%	1.03%
Expenses net of all reductions	.85%A	.92%	.91%	1.05%	.93%	1.02%
Net investment income (loss)	(.39)% A	(.32)%	.06%	(.19)% G	(.17)% H	(.24)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,950	$ 51,607	$ 51,158	$ 36,694	$ 41,440	$ 25,650
Portfolio turnover rateF	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through November 15, 2013, and outstanding shares were redeemed by November 15, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to are primarily due to in-kind transactions, futures transactions, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 158,730,442
Gross unrealized depreciation	(53,847,120)
Net unrealized appreciation (depreciation) on securities	$ 104,883,322

Tax cost	$ 1,109,482,781

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $929,705,861 and $1,159,124,908, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,097	$ 2,048
Class T	.25%	.25%	105,664	-
Class B	.75%	.25%	12,896	9,715
Class C	.75%	.25%	198,551	30,971
			$ 425,208	$ 42,734

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,537
Class T	3,958
Class B*	426
Class C*	3,808
$ 24,729

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 113,986.26
Class T	60,742.29
Class B	3,891.30
Class C	59,007.30
Small Cap Growth	986,387.21
Institutional Class	60,606.23
	$ 1,284,619

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $45,478 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 66,799,000.32%		$ 4,117

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $828 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Semiannual Report

7. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $18,455 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $56,139 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $105.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Small Cap Growth expenses, during the period in the amount of $2,814.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net realized gain
Class A	$ 7,463,668	$ 13,043,180
Class T	3,715,268	6,310,012
Class B	242,938	574,582
Class C	3,707,592	6,249,863
Small Cap Growth	83,762,458	191,545,684
Class F	-	80,609,253
Institutional Class	4,296,573	7,913,662
Total	$ 103,188,497	$ 306,246,236

A All Class F shares were redeemed on November 15, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	January 31, 2015	Year ended July 31, 2014 A	January 31, 2015	Year ended July 31, 2014 A
Class A
Shares sold	448,471	1,706,264	$ 7,880,247	$ 32,017,468
Reinvestment of distributions	412,447	685,582	7,203,492	12,377,436
Shares redeemed	(959,519)	(1,267,150)	(16,767,235)	(23,663,751)
Net increase (decrease)	(98,601)	1,124,696	$ (1,683,496)	$ 20,731,153
Class T
Shares sold	207,463	787,491	$ 3,570,359	$ 14,539,628
Reinvestment of distributions	211,200	341,036	3,613,802	6,061,090
Shares redeemed	(414,282)	(506,140)	(7,061,307)	(9,192,820)
Net increase (decrease)	4,381	622,387	$ 122,854	$ 11,407,898
Class B
Shares sold	283	11,205	$ 4,600	$ 198,217
Reinvestment of distributions	14,482	32,147	235,501	548,598
Shares redeemed	(36,113)	(66,282)	(587,193)	(1,168,208)
Net increase (decrease)	(21,348)	(22,930)	$ (347,092)	$ (421,393)
Class C
Shares sold	218,009	918,904	$ 3,557,556	$ 16,220,240
Reinvestment of distributions	216,825	347,970	3,508,500	5,911,022
Shares redeemed	(546,976)	(510,512)	(8,872,274)	(8,883,388)
Net increase (decrease)	(112,142)	756,362	$ (1,806,218)	$ 13,247,874
Small Cap Growth
Shares sold	5,250,358	30,614,664	$ 94,522,624	$ 589,831,022
Reinvestment of distributions	4,527,816	10,184,956	81,276,349	187,557,177
Shares redeemed	(17,910,518)	(48,426,256) B	(314,041,746)	(934,113,968) B
Net increase (decrease)	(8,132,344)	(7,626,636)	$ (138,242,773)	$ (156,725,769)
Class F
Shares sold	-	768,083	$ -	$ 15,293,461
Reinvestment of distributions	-	4,357,257	-	80,609,253
Shares redeemed	-	(41,060,113) B	-	(806,457,595) B
Net increase (decrease)	-	(35,934,773)	$ -	$ (710,554,881)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	January 31, 2015	Year ended July 31, 2014 A	January 31, 2015	Year ended July 31, 2014 A
Institutional Class
Shares sold	489,854	933,934	$ 8,866,350	$ 18,129,031
Reinvestment of distributions	220,272	381,830	3,963,647	7,062,159
Shares redeemed	(424,862)	(1,069,577)	(7,782,861)	(20,552,810)
Net increase (decrease)	285,264	246,187	$ 5,047,136	$ 4,638,380

A All Class F shares were redeemed on November 15, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCP-USAN-0315
1.803716.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.15%
Actual		$ 1,000.00	$ 1,067.70	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class T	1.42%
Actual		$ 1,000.00	$ 1,066.10	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.93%
Actual		$ 1,000.00	$ 1,063.10	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.93%
Actual		$ 1,000.00	$ 1,063.40	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Small Cap Growth	.84%
Actual		$ 1,000.00	$ 1,069.40	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,069.20	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.8	1.3
Huron Consulting Group, Inc.	1.7	1.4
G-III Apparel Group Ltd.	1.6	1.5
Gartner, Inc. Class A	1.6	0.0
DineEquity, Inc.	1.5	0.0
Graphic Packaging Holding Co.	1.4	1.4
Vail Resorts, Inc.	1.4	0.0
athenahealth, Inc.	1.4	0.4
Stamps.com, Inc.	1.4	1.0
Buffalo Wild Wings, Inc.	1.4	0.0
	15.2
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.3	22.7
Health Care	26.3	21.8
Consumer Discretionary	17.5	13.5
Industrials	14.0	16.0
Financials	7.3	6.8
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 97.5%		Stocks 98.0%
	Other Investments 1.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	3.1%	** Foreign investments	5.8%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.2%
Tenneco, Inc. (a)	180,400	$ 9,276,168
Visteon Corp. (a)	49,100	4,760,245
		14,036,413
Distributors - 1.0%
Core-Mark Holding Co., Inc.	172,100	11,475,628
Diversified Consumer Services - 2.3%
2U, Inc. (d)	807,700	14,368,983
Service Corp. International	510,300	11,548,089
		25,917,072
Hotels, Restaurants & Leisure - 6.7%
Buffalo Wild Wings, Inc. (a)	85,000	15,157,200
DineEquity, Inc.	160,000	17,080,000
Domino's Pizza, Inc.	80,000	7,924,000
Sonic Corp.	150,000	4,540,500
Texas Roadhouse, Inc. Class A	450,000	15,115,500
Vail Resorts, Inc.	175,800	15,428,208
		75,245,408
Household Durables - 1.2%
Universal Electronics, Inc. (a)	214,209	13,653,682
Leisure Products - 1.9%
Brunswick Corp.	253,500	13,759,980
Malibu Boats, Inc. Class A (a)	327,300	7,141,686
		20,901,666
Media - 0.7%
Live Nation Entertainment, Inc. (a)	355,200	8,443,104
Specialty Retail - 0.9%
Office Depot, Inc. (a)	450,000	3,420,000
Sally Beauty Holdings, Inc. (a)	213,961	6,649,908
		10,069,908
Textiles, Apparel & Luxury Goods - 1.6%
G-III Apparel Group Ltd. (a)	180,900	17,583,480
TOTAL CONSUMER DISCRETIONARY		197,326,361
CONSUMER STAPLES - 1.3%
Food Products - 0.5%
Ingredion, Inc.	75,100	6,056,064
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	95,000	$ 8,519,600
TOTAL CONSUMER STAPLES		14,575,664
ENERGY - 1.8%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	73,900	5,485,597
Superior Drilling Products, Inc. (d)(e)	1,295,344	4,533,704
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	1,673,762
		11,693,063
Oil, Gas & Consumable Fuels - 0.8%
Energy XXI (Bermuda) Ltd. (d)	500,000	1,470,000
Golar LNG Ltd.	78,100	2,214,916
StealthGas, Inc. (a)	890,400	4,701,312
		8,386,228
TOTAL ENERGY		20,079,291
FINANCIALS - 7.3%
Banks - 2.5%
Investors Bancorp, Inc.	1,000,000	11,010,000
Lakeland Financial Corp.	183,500	6,925,290
Pacific Premier Bancorp, Inc. (a)	642,186	9,542,884
		27,478,174
Capital Markets - 0.9%
E*TRADE Financial Corp. (a)	310,200	7,150,110
Value Partners Group Ltd.	4,000,000	3,399,086
		10,549,196
Consumer Finance - 1.0%
PRA Group, Inc. (a)	136,139	6,741,603
Springleaf Holdings, Inc. (a)	140,000	4,424,000
		11,165,603
Insurance - 1.6%
First American Financial Corp.	300,000	10,206,000
Primerica, Inc.	153,919	7,640,539
		17,846,539
Real Estate Investment Trusts - 0.3%
Colony Financial, Inc.	150,000	3,757,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Meridian Bancorp, Inc. (a)	992,280	$ 11,520,371
TOTAL FINANCIALS		82,317,383
HEALTH CARE - 26.3%
Biotechnology - 10.5%
Achillion Pharmaceuticals, Inc. (a)	310,000	4,603,500
Array BioPharma, Inc. (a)(d)	800,000	5,728,000
Auspex Pharmaceuticals, Inc.	75,635	4,647,771
BioCryst Pharmaceuticals, Inc. (a)	260,200	2,648,836
Celldex Therapeutics, Inc. (a)(d)	293,400	6,284,628
Chimerix, Inc. (a)	210,100	8,427,111
Dyax Corp. (a)	480,400	7,258,844
Insmed, Inc. (a)	223,400	3,453,764
Intercept Pharmaceuticals, Inc. (a)	30,600	6,151,518
Isis Pharmaceuticals, Inc. (a)	187,157	12,822,126
La Jolla Pharmaceutical Co. (a)	111,412	2,433,238
Lion Biotechnologies, Inc. (a)(d)	360,000	2,826,000
Mirati Therapeutics, Inc. (a)	169,700	3,521,275
Novavax, Inc. (a)(d)	1,097,100	8,568,351
Otonomy, Inc.	95,500	2,788,600
Puma Biotechnology, Inc. (a)	44,500	9,393,060
Receptos, Inc. (a)	55,100	6,070,367
Stemline Therapeutics, Inc. (a)(d)	104,500	1,617,660
Synageva BioPharma Corp. (a)(d)	70,014	8,067,013
Threshold Pharmaceuticals, Inc. (a)	669,900	2,492,028
Ultragenyx Pharmaceutical, Inc.	100,000	5,810,000
XOMA Corp. (a)(d)	800,400	2,849,424
		118,463,114
Health Care Equipment & Supplies - 4.8%
Abaxis, Inc.	120,000	7,377,600
Cyberonics, Inc. (a)	100,000	5,557,000
ICU Medical, Inc. (a)	120,008	10,030,269
Ldr Holding Corp. (a)	153,755	5,146,180
Novadaq Technologies, Inc. (a)	326,300	4,643,249
NxStage Medical, Inc. (a)	625,300	11,186,617
Steris Corp.	163,400	10,656,948
		54,597,863
Health Care Providers & Services - 5.3%
Accretive Health, Inc. (a)(d)	1,087,226	6,360,272
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AMN Healthcare Services, Inc. (a)	450,300	$ 8,474,646
Civitas Solutions, Inc.	303,757	5,768,345
ExamWorks Group, Inc. (a)(d)	200,000	7,392,000
Healthways, Inc. (a)	440,000	9,072,800
Omnicare, Inc.	121,100	9,080,078
Team Health Holdings, Inc. (a)	264,200	13,659,140
		59,807,281
Health Care Technology - 2.2%
athenahealth, Inc. (a)(d)	109,857	15,348,121
Omnicell, Inc. (a)	301,384	9,593,053
		24,941,174
Life Sciences Tools & Services - 1.9%
Bruker Corp. (a)	211,500	3,988,890
Charles River Laboratories International, Inc. (a)	100,000	6,935,000
Fluidigm Corp. (a)(d)	260,000	10,017,800
		20,941,690
Pharmaceuticals - 1.6%
Akorn, Inc. (a)(d)	174,200	7,417,436
Assembly Biosciences, Inc. (a)	100,000	840,000
Cardiome Pharma Corp. (a)	153,100	1,531,000
Impax Laboratories, Inc. (a)	160,000	5,867,200
Tetraphase Pharmaceuticals, Inc. (a)	60,000	2,181,600
		17,837,236
TOTAL HEALTH CARE		296,588,358
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.0%
Esterline Technologies Corp. (a)	58,100	6,512,429
Huntington Ingalls Industries, Inc.	70,000	8,162,000
Teledyne Technologies, Inc. (a)	88,000	8,363,520
		23,037,949
Building Products - 1.5%
A.O. Smith Corp.	170,000	10,099,700
Universal Forest Products, Inc.	130,000	6,507,800
		16,607,500
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	130,000	3,753,100
KAR Auction Services, Inc.	300,000	10,233,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc.	420,000	$ 8,605,800
Multi-Color Corp.	186,900	10,881,318
		33,473,218
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	270,000	6,863,400
Machinery - 1.6%
Allison Transmission Holdings, Inc.	270,200	8,462,664
Luxfer Holdings PLC sponsored ADR	165,630	2,229,380
Mueller Industries, Inc.	233,400	7,326,426
		18,018,470
Professional Services - 4.6%
CBIZ, Inc. (a)	1,316,100	10,897,308
GP Strategies Corp. (a)	385,592	12,871,061
Huron Consulting Group, Inc. (a)	261,200	19,647,464
WageWorks, Inc. (a)	165,000	9,081,600
		52,497,433
Road & Rail - 0.7%
ArcBest Corp.	200,000	7,452,000
TOTAL INDUSTRIALS		157,949,970
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 1.0%
Infinera Corp. (a)	358,377	5,777,037
InterDigital, Inc.	100,000	4,998,000
		10,775,037
Electronic Equipment & Components - 1.7%
Ingram Micro, Inc. Class A (a)	340,300	8,568,754
Neonode, Inc. (a)(d)	750,371	1,943,461
RealD, Inc. (a)(d)	792,300	8,596,455
		19,108,670
Internet Software & Services - 4.7%
comScore, Inc. (a)	204,641	8,504,880
Cvent, Inc. (a)(d)	436,160	10,895,277
Demandware, Inc. (a)(d)	210,000	11,247,600
E2open, Inc. (a)(d)	662,094	3,899,734
HomeAway, Inc. (a)	126,100	3,214,289
Stamps.com, Inc. (a)	335,796	15,302,224
		53,064,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 6.0%
Broadridge Financial Solutions, Inc.	125,100	$ 6,003,549
EVERTEC, Inc.	300,700	6,032,042
Gartner, Inc. Class A (a)	207,130	17,444,489
Genpact Ltd. (a)	300,000	6,021,000
Global Payments, Inc.	230,500	20,124,954
Maximus, Inc.	220,000	12,258,400
		67,884,434
Semiconductors & Semiconductor Equipment - 5.9%
Brooks Automation, Inc.	280,000	3,614,800
Cavium, Inc. (a)	108,210	6,363,830
Cirrus Logic, Inc. (a)	420,000	11,130,000
M/A-COM Technology Solutions Holdings, Inc. (a)	58,500	1,901,835
MKS Instruments, Inc.	353,264	12,367,773
Monolithic Power Systems, Inc.	170,000	8,073,300
PDF Solutions, Inc. (a)	526,872	8,756,613
Qorvo, Inc. (a)	119,170	8,803,088
Tessera Technologies, Inc.	150,200	5,569,416
		66,580,655
Software - 7.0%
Cadence Design Systems, Inc. (a)	366,200	6,587,938
Ebix, Inc. (d)	130,017	2,970,888
Evolving Systems, Inc.	301,901	2,702,014
Fortinet, Inc. (a)	185,000	5,530,575
Interactive Intelligence Group, Inc. (a)	157,409	6,384,509
Manhattan Associates, Inc. (a)	150,000	6,696,000
Progress Software Corp. (a)	270,000	6,763,500
Proofpoint, Inc. (a)	140,000	7,000,000
Qlik Technologies, Inc. (a)	520,000	14,768,000
Tableau Software, Inc. (a)	70,000	5,653,200
Vasco Data Security International, Inc. (a)(d)	150,000	3,225,000
Verint Systems, Inc. (a)	210,200	11,220,476
		79,502,100
TOTAL INFORMATION TECHNOLOGY		296,914,900
MATERIALS - 2.0%
Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	1,150,200	16,654,896
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	100,000	$ 4,044,000
TFS Corp. Ltd. (d)	2,400,000	2,734,316
		6,778,316
TOTAL MATERIALS		23,433,212
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
inContact, Inc. (a)	1,314,000	11,260,980
TOTAL COMMON STOCKS (Cost $991,233,707)		1,100,446,119
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.13% (b)	35,821,134	35,821,134
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	64,188,850	64,188,850
TOTAL MONEY MARKET FUNDS (Cost $100,009,984)		100,009,984
Equity Funds - 1.2%

Domestic Equity Funds - 1.2%
iShares Russell 2000 Growth Index ETF (Cost $13,992,085)	100,000	13,910,000
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,105,235,776)		1,214,366,103
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(86,060,356)
NET ASSETS - 100%		$ 1,128,305,747
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,984
Fidelity Securities Lending Cash Central Fund	197,883
Total	$ 215,867
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Superior Drilling Products, Inc.	$ 8,049,395	$ 212,441	$ 146,509	$ -	$ 4,533,704
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,326,361	$ 197,326,361	$ -	$ -
Consumer Staples	14,575,664	14,575,664	-	-
Energy	20,079,291	20,079,291	-	-
Financials	82,317,383	78,918,297	3,399,086	-
Health Care	296,588,358	296,588,358	-	-
Industrials	157,949,970	157,949,970	-	-
Information Technology	296,914,900	296,914,900	-	-
Materials	23,433,212	20,698,896	2,734,316	-
Telecommunication Services	11,260,980	11,260,980	-	-
Money Market Funds	100,009,984	100,009,984	-	-
Equity Funds	13,910,000	13,910,000	-	-
Total Investments in Securities:	$ 1,214,366,103	$ 1,208,232,701	$ 6,133,402	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,718,876) - See accompanying schedule: Unaffiliated issuers (cost $999,654,099)	$ 1,109,822,415
Fidelity Central Funds (cost $100,009,984)	100,009,984
Other affiliated issuers (cost $5,571,693)	4,533,704
Total Investments (cost $1,105,235,776)		$ 1,214,366,103
Receivable for investments sold		7,838,850
Receivable for fund shares sold		1,187,967
Dividends receivable		108,877
Distributions receivable from Fidelity Central Funds		27,681
Other receivables		33,224
Total assets		1,223,562,702

Liabilities
Payable to custodian bank	$ 36,479
Payable for investments purchased	28,286,829
Payable for fund shares redeemed	1,737,726
Accrued management fee	660,804
Distribution and service plan fees payable	70,146
Other affiliated payables	235,550
Other payables and accrued expenses	40,571
Collateral on securities loaned, at value	64,188,850
Total liabilities		95,256,955

Net Assets		$ 1,128,305,747
Net Assets consist of:
Paid in capital		$ 1,004,164,719
Accumulated net investment loss		(6,747,596)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,769,978
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,118,646
Net Assets		$ 1,128,305,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,291,998 ÷ 4,838,987 shares)	$ 17.63

Maximum offering price per share (100/94.25 of $17.63)	$ 18.71
Class T: Net Asset Value and redemption price per share ($41,674,321 ÷ 2,416,240 shares)	$ 17.25

Maximum offering price per share (100/96.50 of $17.25)	$ 17.88
Class B: Net Asset Value and offering price per share ($2,331,615 ÷ 142,585 shares)A	$ 16.35

Class C: Net Asset Value and offering price per share ($39,106,360 ÷ 2,403,770 shares)A	$ 16.27

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($903,951,384 ÷ 49,803,487 shares)	$ 18.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,950,069 ÷ 3,076,654 shares)	$ 18.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,484,517
Income from Fidelity Central Funds (including $197,883 from security lending)		215,867
Total income		2,700,384

Expenses
Management fee Basic fee	$ 4,106,108
Performance adjustment	(761,422)
Transfer agent fees	1,284,619
Distribution and service plan fees	425,208
Accounting and security lending fees	195,620
Custodian fees and expenses	28,922
Independent trustees' compensation	2,587
Registration fees	96,411
Audit	34,460
Legal	2,323
Interest	4,117
Miscellaneous	5,864
Total expenses before reductions	5,424,817
Expense reductions	(59,058)	5,365,759
Net investment income (loss)		(2,665,375)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,788,982
Other affiliated issuers	(67,538)
Foreign currency transactions	6,240
Total net realized gain (loss)		45,727,684
Change in net unrealized appreciation (depreciation) on: Investment securities	28,180,758
Assets and liabilities in foreign currencies	(7,979)
Total change in net unrealized appreciation (depreciation)		28,172,779
Net gain (loss)		73,900,463
Net increase (decrease) in net assets resulting from operations		$ 71,235,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,665,375)	$ (5,539,870)
Net realized gain (loss)	45,727,684	529,975,803
Change in net unrealized appreciation (depreciation)	28,172,779	(344,219,184)
Net increase (decrease) in net assets resulting from operations	71,235,088	180,216,749
Distributions to shareholders from net realized gain	(103,188,497)	(306,246,236)
Share transactions - net increase (decrease)	(136,909,589)	(817,676,738)
Redemption fees	70,131	398,744
Total increase (decrease) in net assets	(168,792,867)	(943,307,481)

Net Assets
Beginning of period	1,297,098,614	2,240,406,095
End of period (including accumulated net investment loss of $6,747,596 and accumulated net investment loss of $4,082,221, respectively)	$ 1,128,305,747	$ 1,297,098,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12)	(.04)	(.07) H	(.07) I	(.07) J
Net realized and unrealized gain (loss)	1.24	1.69	4.87	(.16)	3.84	1.94
Total from investment operations	1.18	1.57	4.83	(.23)	3.77	1.87
Distributions from net realized gain	(1.54)	(3.24)	(1.04)	(.32)	(.01) K	-
Redemption fees added to paid in capital E,M	-	-	-	-	-	-
Net asset value, end of period	$ 17.63	$ 17.99	$ 19.66	$ 15.87	$ 16.42	$ 12.66
Total ReturnB, C, D	6.77%	8.58%	32.20%	(1.14)%	29.78%	17.33%
Ratios to Average Net Assets F, L
Expenses before reductions	1.15% A	1.22%	1.24%	1.35%	1.25%	1.35%
Expenses net of fee waivers, if any	1.15% A	1.22%	1.24%	1.35%	1.25%	1.35%
Expenses net of all reductions	1.14% A	1.22%	1.22%	1.34%	1.23%	1.34%
Net investment income (loss)	(.68)% A	(.62)%	(.26)%	(.49)% H	(.47)% I	(.56)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,292	$ 88,822	$ 74,978	$ 59,684	$ 67,272	$ 50,620
Portfolio turnover rate G	161% A	148% N	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.09)	(.11) H	(.11) I	(.10) J
Net realized and unrealized gain (loss)	1.21	1.66	4.82	(.16)	3.81	1.93
Total from investment operations	1.13	1.50	4.73	(.27)	3.70	1.83
Distributions from net realized gain	(1.54)	(3.22)	(1.03)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.25	$ 17.66	$ 19.38	$ 15.68	$ 16.27	$ 12.57
Total ReturnB, C, D	6.61%	8.30%	31.87%	(1.41)%	29.44%	17.04%
Ratios to Average Net Assets F, K
Expenses before reductions	1.42%A	1.50%	1.49%	1.61%	1.50%	1.61%
Expenses net of fee waivers, if any	1.42%A	1.50%	1.49%	1.61%	1.50%	1.61%
Expenses net of all reductions	1.41%A	1.49%	1.48%	1.60%	1.49%	1.60%
Net investment income (loss)	(.95)% A	(.90)%	(.52)%	(.74)% H	(.73)%I	(.82)%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,674	$ 42,586	$ 34,686	$ 27,658	$ 30,764	$ 23,930
Portfolio turnover rate G	161% A	148%M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.86	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.16)	(.18) H	(.18) I	(.16) J
Net realized and unrealized gain (loss)	1.15	1.60	4.64	(.17)	3.74	1.89
Total from investment operations	1.03	1.35	4.48	(.35)	3.56	1.73
Distributions from net realized gain	(1.54)	(3.14)	(1.02)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 16.35	$ 16.86	$ 18.65	$ 15.19	$ 15.86	$ 12.30
Total ReturnB, C, D	6.31%	7.73%	31.25%	(1.96)%	28.94%	16.37%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of fee waivers, if any	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of all reductions	1.93%A	2.01%	1.97%	2.09%	1.98%	2.09%
Net investment income (loss)	(1.46)% A	(1.41)%	(1.01)%	(1.23)% H	(1.22)% I	(1.32)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,332	$ 2,764	$ 3,486	$ 4,123	$ 5,295	$ 5,142
Portfolio turnover rate G	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.16)	(.18) H	(.18) I	(.16) J
Net realized and unrealized gain (loss)	1.15	1.59	4.64	(.17)	3.73	1.89
Total from investment operations	1.03	1.34	4.48	(.35)	3.55	1.73
Distributions from net realized gain	(1.54)	(3.18)	(1.02)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 16.27	$ 16.78	$ 18.62	$ 15.16	$ 15.83	$ 12.28
Total ReturnB, C, D	6.34%	7.70%	31.32%	(1.96)%	28.91%	16.40%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of fee waivers, if any	1.93%A	2.00%	1.99%	2.10%	2.00%	2.11%
Expenses net of all reductions	1.92%A	2.00%	1.97%	2.09%	1.98%	2.09%
Net investment income (loss)	(1.46)% A	(1.41)%	(1.01)%	(1.24)% H	(1.22)% I	(1.32)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,106	$ 42,215	$ 32,756	$ 24,683	$ 24,914	$ 18,091
Portfolio turnover rate G	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.45	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89
Income from Investment Operations
Net investment income (loss) D	(.03)	(.06)	.01	(.03) G	(.03) H	(.04) I
Net realized and unrealized gain (loss)	1.27	1.71	4.98	(.16)	3.90	1.96
Total from investment operations	1.24	1.65	4.99	(.19)	3.87	1.92
Distributions from net realized gain	(1.54)	(3.27)	(1.06)	(.32)	(.03) J	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.15	$ 18.45	$ 20.07	$ 16.14	$ 16.65	$ 12.81
Total ReturnB, C	6.94%	8.87%	32.74%	(.88)%	30.20%	17.63%
Ratios to Average Net Assets E, K
Expenses before reductions	.84%A	.91%	.90%	1.03%	.95%	1.08%
Expenses net of fee waivers, if any	.84%A	.90%	.90%	1.03%	.95%	1.08%
Expenses net of all reductions	.83%A	.90%	.88%	1.02%	.93%	1.07%
Net investment income (loss)	(.37)% A	(.31)%	.08%	(.16)% G	(.17)% H	(.29)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 903,951	$ 1,069,105	$ 1,315,659	$ 1,166,101	$ 1,382,688	$ 1,204,818
Portfolio turnover rateF	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.49	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91
Income from Investment Operations
Net investment income (loss) D	(.04)	(.06)	.01	(.03) G	(.03) H	(.03) I
Net realized and unrealized gain (loss)	1.28	1.72	4.98	(.16)	3.91	1.95
Total from investment operations	1.24	1.66	4.99	(.19)	3.88	1.92
Distributions from net realized gain	(1.54)	(3.27)	(1.06)	(.32)	(.03) J	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.19	$ 18.49	$ 20.10	$ 16.17	$ 16.68	$ 12.83
Total ReturnB, C	6.92%	8.89%	32.65%	(.88)%	30.24%	17.60%
Ratios to Average Net Assets E, K
Expenses before reductions	.86%A	.92%	.92%	1.06%	.94%	1.03%
Expenses net of fee waivers, if any	.86%A	.92%	.92%	1.06%	.94%	1.03%
Expenses net of all reductions	.85%A	.92%	.91%	1.05%	.93%	1.02%
Net investment income (loss)	(.39)% A	(.32)%	.06%	(.19)% G	(.17)% H	(.24)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,950	$ 51,607	$ 51,158	$ 36,694	$ 41,440	$ 25,650
Portfolio turnover rateF	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through November 15, 2013, and outstanding shares were redeemed by November 15, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to are primarily due to in-kind transactions, futures transactions, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 158,730,442
Gross unrealized depreciation	(53,847,120)
Net unrealized appreciation (depreciation) on securities	$ 104,883,322

Tax cost	$ 1,109,482,781

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $929,705,861 and $1,159,124,908, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,097	$ 2,048
Class T	.25%	.25%	105,664	-
Class B	.75%	.25%	12,896	9,715
Class C	.75%	.25%	198,551	30,971
			$ 425,208	$ 42,734

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,537
Class T	3,958
Class B*	426
Class C*	3,808
$ 24,729

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 113,986.26
Class T	60,742.29
Class B	3,891.30
Class C	59,007.30
Small Cap Growth	986,387.21
Institutional Class	60,606.23
	$ 1,284,619

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $45,478 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 66,799,000.32%		$ 4,117

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $828 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Semiannual Report

7. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $18,455 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $56,139 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $105.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Small Cap Growth expenses, during the period in the amount of $2,814.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net realized gain
Class A	$ 7,463,668	$ 13,043,180
Class T	3,715,268	6,310,012
Class B	242,938	574,582
Class C	3,707,592	6,249,863
Small Cap Growth	83,762,458	191,545,684
Class F	-	80,609,253
Institutional Class	4,296,573	7,913,662
Total	$ 103,188,497	$ 306,246,236

A All Class F shares were redeemed on November 15, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	January 31, 2015	Year ended July 31, 2014 A	January 31, 2015	Year ended July 31, 2014 A
Class A
Shares sold	448,471	1,706,264	$ 7,880,247	$ 32,017,468
Reinvestment of distributions	412,447	685,582	7,203,492	12,377,436
Shares redeemed	(959,519)	(1,267,150)	(16,767,235)	(23,663,751)
Net increase (decrease)	(98,601)	1,124,696	$ (1,683,496)	$ 20,731,153
Class T
Shares sold	207,463	787,491	$ 3,570,359	$ 14,539,628
Reinvestment of distributions	211,200	341,036	3,613,802	6,061,090
Shares redeemed	(414,282)	(506,140)	(7,061,307)	(9,192,820)
Net increase (decrease)	4,381	622,387	$ 122,854	$ 11,407,898
Class B
Shares sold	283	11,205	$ 4,600	$ 198,217
Reinvestment of distributions	14,482	32,147	235,501	548,598
Shares redeemed	(36,113)	(66,282)	(587,193)	(1,168,208)
Net increase (decrease)	(21,348)	(22,930)	$ (347,092)	$ (421,393)
Class C
Shares sold	218,009	918,904	$ 3,557,556	$ 16,220,240
Reinvestment of distributions	216,825	347,970	3,508,500	5,911,022
Shares redeemed	(546,976)	(510,512)	(8,872,274)	(8,883,388)
Net increase (decrease)	(112,142)	756,362	$ (1,806,218)	$ 13,247,874
Small Cap Growth
Shares sold	5,250,358	30,614,664	$ 94,522,624	$ 589,831,022
Reinvestment of distributions	4,527,816	10,184,956	81,276,349	187,557,177
Shares redeemed	(17,910,518)	(48,426,256) B	(314,041,746)	(934,113,968) B
Net increase (decrease)	(8,132,344)	(7,626,636)	$ (138,242,773)	$ (156,725,769)
Class F
Shares sold	-	768,083	$ -	$ 15,293,461
Reinvestment of distributions	-	4,357,257	-	80,609,253
Shares redeemed	-	(41,060,113) B	-	(806,457,595) B
Net increase (decrease)	-	(35,934,773)	$ -	$ (710,554,881)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	January 31, 2015	Year ended July 31, 2014 A	January 31, 2015	Year ended July 31, 2014 A
Institutional Class
Shares sold	489,854	933,934	$ 8,866,350	$ 18,129,031
Reinvestment of distributions	220,272	381,830	3,963,647	7,062,159
Shares redeemed	(424,862)	(1,069,577)	(7,782,861)	(20,552,810)
Net increase (decrease)	285,264	246,187	$ 5,047,136	$ 4,638,380

A All Class F shares were redeemed on November 15, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCPI-USAN-0315
1.803724.111

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.15%
Actual		$ 1,000.00	$ 1,067.70	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class T	1.42%
Actual		$ 1,000.00	$ 1,066.10	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.93%
Actual		$ 1,000.00	$ 1,063.10	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.93%
Actual		$ 1,000.00	$ 1,063.40	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Small Cap Growth	.84%
Actual		$ 1,000.00	$ 1,069.40	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,069.20	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.8	1.3
Huron Consulting Group, Inc.	1.7	1.4
G-III Apparel Group Ltd.	1.6	1.5
Gartner, Inc. Class A	1.6	0.0
DineEquity, Inc.	1.5	0.0
Graphic Packaging Holding Co.	1.4	1.4
Vail Resorts, Inc.	1.4	0.0
athenahealth, Inc.	1.4	0.4
Stamps.com, Inc.	1.4	1.0
Buffalo Wild Wings, Inc.	1.4	0.0
	15.2
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.3	22.7
Health Care	26.3	21.8
Consumer Discretionary	17.5	13.5
Industrials	14.0	16.0
Financials	7.3	6.8
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 97.5%		Stocks 98.0%
	Other Investments 1.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	3.1%	** Foreign investments	5.8%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.2%
Tenneco, Inc. (a)	180,400	$ 9,276,168
Visteon Corp. (a)	49,100	4,760,245
		14,036,413
Distributors - 1.0%
Core-Mark Holding Co., Inc.	172,100	11,475,628
Diversified Consumer Services - 2.3%
2U, Inc. (d)	807,700	14,368,983
Service Corp. International	510,300	11,548,089
		25,917,072
Hotels, Restaurants & Leisure - 6.7%
Buffalo Wild Wings, Inc. (a)	85,000	15,157,200
DineEquity, Inc.	160,000	17,080,000
Domino's Pizza, Inc.	80,000	7,924,000
Sonic Corp.	150,000	4,540,500
Texas Roadhouse, Inc. Class A	450,000	15,115,500
Vail Resorts, Inc.	175,800	15,428,208
		75,245,408
Household Durables - 1.2%
Universal Electronics, Inc. (a)	214,209	13,653,682
Leisure Products - 1.9%
Brunswick Corp.	253,500	13,759,980
Malibu Boats, Inc. Class A (a)	327,300	7,141,686
		20,901,666
Media - 0.7%
Live Nation Entertainment, Inc. (a)	355,200	8,443,104
Specialty Retail - 0.9%
Office Depot, Inc. (a)	450,000	3,420,000
Sally Beauty Holdings, Inc. (a)	213,961	6,649,908
		10,069,908
Textiles, Apparel & Luxury Goods - 1.6%
G-III Apparel Group Ltd. (a)	180,900	17,583,480
TOTAL CONSUMER DISCRETIONARY		197,326,361
CONSUMER STAPLES - 1.3%
Food Products - 0.5%
Ingredion, Inc.	75,100	6,056,064
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	95,000	$ 8,519,600
TOTAL CONSUMER STAPLES		14,575,664
ENERGY - 1.8%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	73,900	5,485,597
Superior Drilling Products, Inc. (d)(e)	1,295,344	4,533,704
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	1,673,762
		11,693,063
Oil, Gas & Consumable Fuels - 0.8%
Energy XXI (Bermuda) Ltd. (d)	500,000	1,470,000
Golar LNG Ltd.	78,100	2,214,916
StealthGas, Inc. (a)	890,400	4,701,312
		8,386,228
TOTAL ENERGY		20,079,291
FINANCIALS - 7.3%
Banks - 2.5%
Investors Bancorp, Inc.	1,000,000	11,010,000
Lakeland Financial Corp.	183,500	6,925,290
Pacific Premier Bancorp, Inc. (a)	642,186	9,542,884
		27,478,174
Capital Markets - 0.9%
E*TRADE Financial Corp. (a)	310,200	7,150,110
Value Partners Group Ltd.	4,000,000	3,399,086
		10,549,196
Consumer Finance - 1.0%
PRA Group, Inc. (a)	136,139	6,741,603
Springleaf Holdings, Inc. (a)	140,000	4,424,000
		11,165,603
Insurance - 1.6%
First American Financial Corp.	300,000	10,206,000
Primerica, Inc.	153,919	7,640,539
		17,846,539
Real Estate Investment Trusts - 0.3%
Colony Financial, Inc.	150,000	3,757,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Meridian Bancorp, Inc. (a)	992,280	$ 11,520,371
TOTAL FINANCIALS		82,317,383
HEALTH CARE - 26.3%
Biotechnology - 10.5%
Achillion Pharmaceuticals, Inc. (a)	310,000	4,603,500
Array BioPharma, Inc. (a)(d)	800,000	5,728,000
Auspex Pharmaceuticals, Inc.	75,635	4,647,771
BioCryst Pharmaceuticals, Inc. (a)	260,200	2,648,836
Celldex Therapeutics, Inc. (a)(d)	293,400	6,284,628
Chimerix, Inc. (a)	210,100	8,427,111
Dyax Corp. (a)	480,400	7,258,844
Insmed, Inc. (a)	223,400	3,453,764
Intercept Pharmaceuticals, Inc. (a)	30,600	6,151,518
Isis Pharmaceuticals, Inc. (a)	187,157	12,822,126
La Jolla Pharmaceutical Co. (a)	111,412	2,433,238
Lion Biotechnologies, Inc. (a)(d)	360,000	2,826,000
Mirati Therapeutics, Inc. (a)	169,700	3,521,275
Novavax, Inc. (a)(d)	1,097,100	8,568,351
Otonomy, Inc.	95,500	2,788,600
Puma Biotechnology, Inc. (a)	44,500	9,393,060
Receptos, Inc. (a)	55,100	6,070,367
Stemline Therapeutics, Inc. (a)(d)	104,500	1,617,660
Synageva BioPharma Corp. (a)(d)	70,014	8,067,013
Threshold Pharmaceuticals, Inc. (a)	669,900	2,492,028
Ultragenyx Pharmaceutical, Inc.	100,000	5,810,000
XOMA Corp. (a)(d)	800,400	2,849,424
		118,463,114
Health Care Equipment & Supplies - 4.8%
Abaxis, Inc.	120,000	7,377,600
Cyberonics, Inc. (a)	100,000	5,557,000
ICU Medical, Inc. (a)	120,008	10,030,269
Ldr Holding Corp. (a)	153,755	5,146,180
Novadaq Technologies, Inc. (a)	326,300	4,643,249
NxStage Medical, Inc. (a)	625,300	11,186,617
Steris Corp.	163,400	10,656,948
		54,597,863
Health Care Providers & Services - 5.3%
Accretive Health, Inc. (a)(d)	1,087,226	6,360,272
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AMN Healthcare Services, Inc. (a)	450,300	$ 8,474,646
Civitas Solutions, Inc.	303,757	5,768,345
ExamWorks Group, Inc. (a)(d)	200,000	7,392,000
Healthways, Inc. (a)	440,000	9,072,800
Omnicare, Inc.	121,100	9,080,078
Team Health Holdings, Inc. (a)	264,200	13,659,140
		59,807,281
Health Care Technology - 2.2%
athenahealth, Inc. (a)(d)	109,857	15,348,121
Omnicell, Inc. (a)	301,384	9,593,053
		24,941,174
Life Sciences Tools & Services - 1.9%
Bruker Corp. (a)	211,500	3,988,890
Charles River Laboratories International, Inc. (a)	100,000	6,935,000
Fluidigm Corp. (a)(d)	260,000	10,017,800
		20,941,690
Pharmaceuticals - 1.6%
Akorn, Inc. (a)(d)	174,200	7,417,436
Assembly Biosciences, Inc. (a)	100,000	840,000
Cardiome Pharma Corp. (a)	153,100	1,531,000
Impax Laboratories, Inc. (a)	160,000	5,867,200
Tetraphase Pharmaceuticals, Inc. (a)	60,000	2,181,600
		17,837,236
TOTAL HEALTH CARE		296,588,358
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.0%
Esterline Technologies Corp. (a)	58,100	6,512,429
Huntington Ingalls Industries, Inc.	70,000	8,162,000
Teledyne Technologies, Inc. (a)	88,000	8,363,520
		23,037,949
Building Products - 1.5%
A.O. Smith Corp.	170,000	10,099,700
Universal Forest Products, Inc.	130,000	6,507,800
		16,607,500
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	130,000	3,753,100
KAR Auction Services, Inc.	300,000	10,233,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Knoll, Inc.	420,000	$ 8,605,800
Multi-Color Corp.	186,900	10,881,318
		33,473,218
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)	270,000	6,863,400
Machinery - 1.6%
Allison Transmission Holdings, Inc.	270,200	8,462,664
Luxfer Holdings PLC sponsored ADR	165,630	2,229,380
Mueller Industries, Inc.	233,400	7,326,426
		18,018,470
Professional Services - 4.6%
CBIZ, Inc. (a)	1,316,100	10,897,308
GP Strategies Corp. (a)	385,592	12,871,061
Huron Consulting Group, Inc. (a)	261,200	19,647,464
WageWorks, Inc. (a)	165,000	9,081,600
		52,497,433
Road & Rail - 0.7%
ArcBest Corp.	200,000	7,452,000
TOTAL INDUSTRIALS		157,949,970
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 1.0%
Infinera Corp. (a)	358,377	5,777,037
InterDigital, Inc.	100,000	4,998,000
		10,775,037
Electronic Equipment & Components - 1.7%
Ingram Micro, Inc. Class A (a)	340,300	8,568,754
Neonode, Inc. (a)(d)	750,371	1,943,461
RealD, Inc. (a)(d)	792,300	8,596,455
		19,108,670
Internet Software & Services - 4.7%
comScore, Inc. (a)	204,641	8,504,880
Cvent, Inc. (a)(d)	436,160	10,895,277
Demandware, Inc. (a)(d)	210,000	11,247,600
E2open, Inc. (a)(d)	662,094	3,899,734
HomeAway, Inc. (a)	126,100	3,214,289
Stamps.com, Inc. (a)	335,796	15,302,224
		53,064,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 6.0%
Broadridge Financial Solutions, Inc.	125,100	$ 6,003,549
EVERTEC, Inc.	300,700	6,032,042
Gartner, Inc. Class A (a)	207,130	17,444,489
Genpact Ltd. (a)	300,000	6,021,000
Global Payments, Inc.	230,500	20,124,954
Maximus, Inc.	220,000	12,258,400
		67,884,434
Semiconductors & Semiconductor Equipment - 5.9%
Brooks Automation, Inc.	280,000	3,614,800
Cavium, Inc. (a)	108,210	6,363,830
Cirrus Logic, Inc. (a)	420,000	11,130,000
M/A-COM Technology Solutions Holdings, Inc. (a)	58,500	1,901,835
MKS Instruments, Inc.	353,264	12,367,773
Monolithic Power Systems, Inc.	170,000	8,073,300
PDF Solutions, Inc. (a)	526,872	8,756,613
Qorvo, Inc. (a)	119,170	8,803,088
Tessera Technologies, Inc.	150,200	5,569,416
		66,580,655
Software - 7.0%
Cadence Design Systems, Inc. (a)	366,200	6,587,938
Ebix, Inc. (d)	130,017	2,970,888
Evolving Systems, Inc.	301,901	2,702,014
Fortinet, Inc. (a)	185,000	5,530,575
Interactive Intelligence Group, Inc. (a)	157,409	6,384,509
Manhattan Associates, Inc. (a)	150,000	6,696,000
Progress Software Corp. (a)	270,000	6,763,500
Proofpoint, Inc. (a)	140,000	7,000,000
Qlik Technologies, Inc. (a)	520,000	14,768,000
Tableau Software, Inc. (a)	70,000	5,653,200
Vasco Data Security International, Inc. (a)(d)	150,000	3,225,000
Verint Systems, Inc. (a)	210,200	11,220,476
		79,502,100
TOTAL INFORMATION TECHNOLOGY		296,914,900
MATERIALS - 2.0%
Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	1,150,200	16,654,896
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	100,000	$ 4,044,000
TFS Corp. Ltd. (d)	2,400,000	2,734,316
		6,778,316
TOTAL MATERIALS		23,433,212
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
inContact, Inc. (a)	1,314,000	11,260,980
TOTAL COMMON STOCKS (Cost $991,233,707)		1,100,446,119
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.13% (b)	35,821,134	35,821,134
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	64,188,850	64,188,850
TOTAL MONEY MARKET FUNDS (Cost $100,009,984)		100,009,984
Equity Funds - 1.2%

Domestic Equity Funds - 1.2%
iShares Russell 2000 Growth Index ETF (Cost $13,992,085)	100,000	13,910,000
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,105,235,776)		1,214,366,103
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(86,060,356)
NET ASSETS - 100%		$ 1,128,305,747
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,984
Fidelity Securities Lending Cash Central Fund	197,883
Total	$ 215,867
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Superior Drilling Products, Inc.	$ 8,049,395	$ 212,441	$ 146,509	$ -	$ 4,533,704
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,326,361	$ 197,326,361	$ -	$ -
Consumer Staples	14,575,664	14,575,664	-	-
Energy	20,079,291	20,079,291	-	-
Financials	82,317,383	78,918,297	3,399,086	-
Health Care	296,588,358	296,588,358	-	-
Industrials	157,949,970	157,949,970	-	-
Information Technology	296,914,900	296,914,900	-	-
Materials	23,433,212	20,698,896	2,734,316	-
Telecommunication Services	11,260,980	11,260,980	-	-
Money Market Funds	100,009,984	100,009,984	-	-
Equity Funds	13,910,000	13,910,000	-	-
Total Investments in Securities:	$ 1,214,366,103	$ 1,208,232,701	$ 6,133,402	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,718,876) - See accompanying schedule: Unaffiliated issuers (cost $999,654,099)	$ 1,109,822,415
Fidelity Central Funds (cost $100,009,984)	100,009,984
Other affiliated issuers (cost $5,571,693)	4,533,704
Total Investments (cost $1,105,235,776)		$ 1,214,366,103
Receivable for investments sold		7,838,850
Receivable for fund shares sold		1,187,967
Dividends receivable		108,877
Distributions receivable from Fidelity Central Funds		27,681
Other receivables		33,224
Total assets		1,223,562,702

Liabilities
Payable to custodian bank	$ 36,479
Payable for investments purchased	28,286,829
Payable for fund shares redeemed	1,737,726
Accrued management fee	660,804
Distribution and service plan fees payable	70,146
Other affiliated payables	235,550
Other payables and accrued expenses	40,571
Collateral on securities loaned, at value	64,188,850
Total liabilities		95,256,955

Net Assets		$ 1,128,305,747
Net Assets consist of:
Paid in capital		$ 1,004,164,719
Accumulated net investment loss		(6,747,596)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,769,978
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,118,646
Net Assets		$ 1,128,305,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($85,291,998 ÷ 4,838,987 shares)	$ 17.63

Maximum offering price per share (100/94.25 of $17.63)	$ 18.71
Class T: Net Asset Value and redemption price per share ($41,674,321 ÷ 2,416,240 shares)	$ 17.25

Maximum offering price per share (100/96.50 of $17.25)	$ 17.88
Class B: Net Asset Value and offering price per share ($2,331,615 ÷ 142,585 shares)A	$ 16.35

Class C: Net Asset Value and offering price per share ($39,106,360 ÷ 2,403,770 shares)A	$ 16.27

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($903,951,384 ÷ 49,803,487 shares)	$ 18.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,950,069 ÷ 3,076,654 shares)	$ 18.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,484,517
Income from Fidelity Central Funds (including $197,883 from security lending)		215,867
Total income		2,700,384

Expenses
Management fee Basic fee	$ 4,106,108
Performance adjustment	(761,422)
Transfer agent fees	1,284,619
Distribution and service plan fees	425,208
Accounting and security lending fees	195,620
Custodian fees and expenses	28,922
Independent trustees' compensation	2,587
Registration fees	96,411
Audit	34,460
Legal	2,323
Interest	4,117
Miscellaneous	5,864
Total expenses before reductions	5,424,817
Expense reductions	(59,058)	5,365,759
Net investment income (loss)		(2,665,375)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,788,982
Other affiliated issuers	(67,538)
Foreign currency transactions	6,240
Total net realized gain (loss)		45,727,684
Change in net unrealized appreciation (depreciation) on: Investment securities	28,180,758
Assets and liabilities in foreign currencies	(7,979)
Total change in net unrealized appreciation (depreciation)		28,172,779
Net gain (loss)		73,900,463
Net increase (decrease) in net assets resulting from operations		$ 71,235,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,665,375)	$ (5,539,870)
Net realized gain (loss)	45,727,684	529,975,803
Change in net unrealized appreciation (depreciation)	28,172,779	(344,219,184)
Net increase (decrease) in net assets resulting from operations	71,235,088	180,216,749
Distributions to shareholders from net realized gain	(103,188,497)	(306,246,236)
Share transactions - net increase (decrease)	(136,909,589)	(817,676,738)
Redemption fees	70,131	398,744
Total increase (decrease) in net assets	(168,792,867)	(943,307,481)

Net Assets
Beginning of period	1,297,098,614	2,240,406,095
End of period (including accumulated net investment loss of $6,747,596 and accumulated net investment loss of $4,082,221, respectively)	$ 1,128,305,747	$ 1,297,098,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.99	$ 19.66	$ 15.87	$ 16.42	$ 12.66	$ 10.79
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12)	(.04)	(.07) H	(.07) I	(.07) J
Net realized and unrealized gain (loss)	1.24	1.69	4.87	(.16)	3.84	1.94
Total from investment operations	1.18	1.57	4.83	(.23)	3.77	1.87
Distributions from net realized gain	(1.54)	(3.24)	(1.04)	(.32)	(.01) K	-
Redemption fees added to paid in capital E,M	-	-	-	-	-	-
Net asset value, end of period	$ 17.63	$ 17.99	$ 19.66	$ 15.87	$ 16.42	$ 12.66
Total ReturnB, C, D	6.77%	8.58%	32.20%	(1.14)%	29.78%	17.33%
Ratios to Average Net Assets F, L
Expenses before reductions	1.15% A	1.22%	1.24%	1.35%	1.25%	1.35%
Expenses net of fee waivers, if any	1.15% A	1.22%	1.24%	1.35%	1.25%	1.35%
Expenses net of all reductions	1.14% A	1.22%	1.22%	1.34%	1.23%	1.34%
Net investment income (loss)	(.68)% A	(.62)%	(.26)%	(.49)% H	(.47)% I	(.56)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,292	$ 88,822	$ 74,978	$ 59,684	$ 67,272	$ 50,620
Portfolio turnover rate G	161% A	148% N	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 19.38	$ 15.68	$ 16.27	$ 12.57	$ 10.74
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.09)	(.11) H	(.11) I	(.10) J
Net realized and unrealized gain (loss)	1.21	1.66	4.82	(.16)	3.81	1.93
Total from investment operations	1.13	1.50	4.73	(.27)	3.70	1.83
Distributions from net realized gain	(1.54)	(3.22)	(1.03)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 17.25	$ 17.66	$ 19.38	$ 15.68	$ 16.27	$ 12.57
Total ReturnB, C, D	6.61%	8.30%	31.87%	(1.41)%	29.44%	17.04%
Ratios to Average Net Assets F, K
Expenses before reductions	1.42%A	1.50%	1.49%	1.61%	1.50%	1.61%
Expenses net of fee waivers, if any	1.42%A	1.50%	1.49%	1.61%	1.50%	1.61%
Expenses net of all reductions	1.41%A	1.49%	1.48%	1.60%	1.49%	1.60%
Net investment income (loss)	(.95)% A	(.90)%	(.52)%	(.74)% H	(.73)%I	(.82)%J
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,674	$ 42,586	$ 34,686	$ 27,658	$ 30,764	$ 23,930
Portfolio turnover rate G	161% A	148%M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.83)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.86	$ 18.65	$ 15.19	$ 15.86	$ 12.30	$ 10.57
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.16)	(.18) H	(.18) I	(.16) J
Net realized and unrealized gain (loss)	1.15	1.60	4.64	(.17)	3.74	1.89
Total from investment operations	1.03	1.35	4.48	(.35)	3.56	1.73
Distributions from net realized gain	(1.54)	(3.14)	(1.02)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 16.35	$ 16.86	$ 18.65	$ 15.19	$ 15.86	$ 12.30
Total ReturnB, C, D	6.31%	7.73%	31.25%	(1.96)%	28.94%	16.37%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of fee waivers, if any	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of all reductions	1.93%A	2.01%	1.97%	2.09%	1.98%	2.09%
Net investment income (loss)	(1.46)% A	(1.41)%	(1.01)%	(1.23)% H	(1.22)% I	(1.32)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,332	$ 2,764	$ 3,486	$ 4,123	$ 5,295	$ 5,142
Portfolio turnover rate G	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 18.62	$ 15.16	$ 15.83	$ 12.28	$ 10.55
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.16)	(.18) H	(.18) I	(.16) J
Net realized and unrealized gain (loss)	1.15	1.59	4.64	(.17)	3.73	1.89
Total from investment operations	1.03	1.34	4.48	(.35)	3.55	1.73
Distributions from net realized gain	(1.54)	(3.18)	(1.02)	(.32)	-	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 16.27	$ 16.78	$ 18.62	$ 15.16	$ 15.83	$ 12.28
Total ReturnB, C, D	6.34%	7.70%	31.32%	(1.96)%	28.91%	16.40%
Ratios to Average Net Assets F, K
Expenses before reductions	1.93%A	2.01%	1.99%	2.10%	2.00%	2.11%
Expenses net of fee waivers, if any	1.93%A	2.00%	1.99%	2.10%	2.00%	2.11%
Expenses net of all reductions	1.92%A	2.00%	1.97%	2.09%	1.98%	2.09%
Net investment income (loss)	(1.46)% A	(1.41)%	(1.01)%	(1.24)% H	(1.22)% I	(1.32)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,106	$ 42,215	$ 32,756	$ 24,683	$ 24,914	$ 18,091
Portfolio turnover rate G	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.32)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.45	$ 20.07	$ 16.14	$ 16.65	$ 12.81	$ 10.89
Income from Investment Operations
Net investment income (loss) D	(.03)	(.06)	.01	(.03) G	(.03) H	(.04) I
Net realized and unrealized gain (loss)	1.27	1.71	4.98	(.16)	3.90	1.96
Total from investment operations	1.24	1.65	4.99	(.19)	3.87	1.92
Distributions from net realized gain	(1.54)	(3.27)	(1.06)	(.32)	(.03) J	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.15	$ 18.45	$ 20.07	$ 16.14	$ 16.65	$ 12.81
Total ReturnB, C	6.94%	8.87%	32.74%	(.88)%	30.20%	17.63%
Ratios to Average Net Assets E, K
Expenses before reductions	.84%A	.91%	.90%	1.03%	.95%	1.08%
Expenses net of fee waivers, if any	.84%A	.90%	.90%	1.03%	.95%	1.08%
Expenses net of all reductions	.83%A	.90%	.88%	1.02%	.93%	1.07%
Net investment income (loss)	(.37)% A	(.31)%	.08%	(.16)% G	(.17)% H	(.29)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 903,951	$ 1,069,105	$ 1,315,659	$ 1,166,101	$ 1,382,688	$ 1,204,818
Portfolio turnover rateF	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.49	$ 20.10	$ 16.17	$ 16.68	$ 12.83	$ 10.91
Income from Investment Operations
Net investment income (loss) D	(.04)	(.06)	.01	(.03) G	(.03) H	(.03) I
Net realized and unrealized gain (loss)	1.28	1.72	4.98	(.16)	3.91	1.95
Total from investment operations	1.24	1.66	4.99	(.19)	3.88	1.92
Distributions from net realized gain	(1.54)	(3.27)	(1.06)	(.32)	(.03) J	-
Redemption fees added to paid in capital D,L	-	-	-	-	-	-
Net asset value, end of period	$ 18.19	$ 18.49	$ 20.10	$ 16.17	$ 16.68	$ 12.83
Total ReturnB, C	6.92%	8.89%	32.65%	(.88)%	30.24%	17.60%
Ratios to Average Net Assets E, K
Expenses before reductions	.86%A	.92%	.92%	1.06%	.94%	1.03%
Expenses net of fee waivers, if any	.86%A	.92%	.92%	1.06%	.94%	1.03%
Expenses net of all reductions	.85%A	.92%	.91%	1.05%	.93%	1.02%
Net investment income (loss)	(.39)% A	(.32)%	.06%	(.19)% G	(.17)% H	(.24)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,950	$ 51,607	$ 51,158	$ 36,694	$ 41,440	$ 25,650
Portfolio turnover rateF	161% A	148% M	142%	150%	106%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through November 15, 2013, and outstanding shares were redeemed by November 15, 2013. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to are primarily due to in-kind transactions, futures transactions, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 158,730,442
Gross unrealized depreciation	(53,847,120)
Net unrealized appreciation (depreciation) on securities	$ 104,883,322

Tax cost	$ 1,109,482,781

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $929,705,861 and $1,159,124,908, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,097	$ 2,048
Class T	.25%	.25%	105,664	-
Class B	.75%	.25%	12,896	9,715
Class C	.75%	.25%	198,551	30,971
			$ 425,208	$ 42,734

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,537
Class T	3,958
Class B*	426
Class C*	3,808
$ 24,729

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 113,986.26
Class T	60,742.29
Class B	3,891.30
Class C	59,007.30
Small Cap Growth	986,387.21
Institutional Class	60,606.23
	$ 1,284,619

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $45,478 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 66,799,000.32%		$ 4,117

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $828 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Semiannual Report

7. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $18,455 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $56,139 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $105.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Small Cap Growth expenses, during the period in the amount of $2,814.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net realized gain
Class A	$ 7,463,668	$ 13,043,180
Class T	3,715,268	6,310,012
Class B	242,938	574,582
Class C	3,707,592	6,249,863
Small Cap Growth	83,762,458	191,545,684
Class F	-	80,609,253
Institutional Class	4,296,573	7,913,662
Total	$ 103,188,497	$ 306,246,236

A All Class F shares were redeemed on November 15, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	January 31, 2015	Year ended July 31, 2014 A	January 31, 2015	Year ended July 31, 2014 A
Class A
Shares sold	448,471	1,706,264	$ 7,880,247	$ 32,017,468
Reinvestment of distributions	412,447	685,582	7,203,492	12,377,436
Shares redeemed	(959,519)	(1,267,150)	(16,767,235)	(23,663,751)
Net increase (decrease)	(98,601)	1,124,696	$ (1,683,496)	$ 20,731,153
Class T
Shares sold	207,463	787,491	$ 3,570,359	$ 14,539,628
Reinvestment of distributions	211,200	341,036	3,613,802	6,061,090
Shares redeemed	(414,282)	(506,140)	(7,061,307)	(9,192,820)
Net increase (decrease)	4,381	622,387	$ 122,854	$ 11,407,898
Class B
Shares sold	283	11,205	$ 4,600	$ 198,217
Reinvestment of distributions	14,482	32,147	235,501	548,598
Shares redeemed	(36,113)	(66,282)	(587,193)	(1,168,208)
Net increase (decrease)	(21,348)	(22,930)	$ (347,092)	$ (421,393)
Class C
Shares sold	218,009	918,904	$ 3,557,556	$ 16,220,240
Reinvestment of distributions	216,825	347,970	3,508,500	5,911,022
Shares redeemed	(546,976)	(510,512)	(8,872,274)	(8,883,388)
Net increase (decrease)	(112,142)	756,362	$ (1,806,218)	$ 13,247,874
Small Cap Growth
Shares sold	5,250,358	30,614,664	$ 94,522,624	$ 589,831,022
Reinvestment of distributions	4,527,816	10,184,956	81,276,349	187,557,177
Shares redeemed	(17,910,518)	(48,426,256) B	(314,041,746)	(934,113,968) B
Net increase (decrease)	(8,132,344)	(7,626,636)	$ (138,242,773)	$ (156,725,769)
Class F
Shares sold	-	768,083	$ -	$ 15,293,461
Reinvestment of distributions	-	4,357,257	-	80,609,253
Shares redeemed	-	(41,060,113) B	-	(806,457,595) B
Net increase (decrease)	-	(35,934,773)	$ -	$ (710,554,881)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	January 31, 2015	Year ended July 31, 2014 A	January 31, 2015	Year ended July 31, 2014 A
Institutional Class
Shares sold	489,854	933,934	$ 8,866,350	$ 18,129,031
Reinvestment of distributions	220,272	381,830	3,963,647	7,062,159
Shares redeemed	(424,862)	(1,069,577)	(7,782,861)	(20,552,810)
Net increase (decrease)	285,264	246,187	$ 5,047,136	$ 4,638,380

A All Class F shares were redeemed on November 15, 2013.

B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCP-USAN-0315
1.803699.110

Fidelity®

Series Small Cap Opportunities

Fund

Fidelity Series Small Cap Opportunities Fund

Class F

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Small Cap Opportunities Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Series Small Cap Opportunities	.77%
Actual		$ 1,000.00	$ 1,038.60	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class F	.60%
Actual		$ 1,000.00	$ 1,039.50	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Huntington Bancshares, Inc.	1.2	1.0
PacWest Bancorp	1.2	1.3
Global Payments, Inc.	1.1	1.0
Mid-America Apartment Communities, Inc.	1.1	0.8
Waddell & Reed Financial, Inc. Class A	1.1	0.6
Bank of the Ozarks, Inc.	1.1	0.9
Home Properties, Inc.	1.1	0.9
Ramco-Gershenson Properties Trust (SBI)	1.0	0.9
JetBlue Airways Corp.	1.0	0.0
Synchronoss Technologies, Inc.	1.0	0.7
	10.9
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.1	22.5
Information Technology	18.3	18.8
Health Care	14.4	12.4
Consumer Discretionary	13.3	12.4
Industrials	12.0	13.3
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014**
	Stocks and Equity Futures 96.6%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	7.5%	** Foreign investments	8.0%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.8%
Cooper Tire & Rubber Co.	650,080	$ 22,616,283
Standard Motor Products, Inc.	446,634	16,284,276
Tenneco, Inc. (a)	839,086	43,145,802
Visteon Corp. (a)	152,300	14,765,485
		96,811,846
Diversified Consumer Services - 0.5%
Service Corp. International	1,269,400	28,726,522
Hotels, Restaurants & Leisure - 3.2%
Bloomin' Brands, Inc. (a)	1,362,116	33,664,697
Brinker International, Inc.	509,400	29,764,242
Buffalo Wild Wings, Inc. (a)	188,300	33,577,656
Domino's Pizza, Inc.	153,900	15,243,795
Life Time Fitness, Inc. (a)	553,120	30,239,070
Texas Roadhouse, Inc. Class A	996,043	33,457,084
		175,946,544
Household Durables - 1.1%
Ethan Allen Interiors, Inc. (d)	1,087,235	29,594,537
Jarden Corp. (a)	621,322	29,835,882
		59,430,419
Leisure Products - 0.5%
Brunswick Corp.	557,600	30,266,528
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	1,400,058	33,461,386
Nexstar Broadcasting Group, Inc. Class A	686,017	34,228,818
		67,690,204
Multiline Retail - 0.5%
Dillard's, Inc. Class A	222,344	25,258,278
Specialty Retail - 2.5%
Chico's FAS, Inc.	1,308,629	21,827,932
Genesco, Inc. (a)	359,125	25,659,481
GNC Holdings, Inc.	711,900	31,565,646
Murphy U.S.A., Inc. (a)	385,100	26,883,831
Zumiez, Inc. (a)	771,282	28,761,106
		134,697,996
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	292,500	19,319,625
Fossil Group, Inc. (a)	319,100	31,207,980
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	374,587	$ 36,409,856
Steven Madden Ltd. (a)	645,139	22,154,073
		109,091,534
TOTAL CONSUMER DISCRETIONARY		727,919,871
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	68,655	6,696,609
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	350,750	32,023,475
Food Products - 1.5%
Aryzta AG	194,670	14,660,674
Greencore Group PLC	4,912,009	22,802,078
Ingredion, Inc.	279,400	22,530,816
J&J Snack Foods Corp.	224,250	22,003,410
		81,996,978
Personal Products - 0.6%
Coty, Inc. Class A	622,400	11,838,048
Inter Parfums, Inc.	816,700	20,540,005
		32,378,053
TOTAL CONSUMER STAPLES		153,095,115
ENERGY - 3.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc.	459,426	13,130,395
Bristow Group, Inc.	508,800	28,345,248
Total Energy Services, Inc.	1,256,670	12,905,913
		54,381,556
Oil, Gas & Consumable Fuels - 2.4%
Diamondback Energy, Inc. (a)	361,700	24,953,683
Newfield Exploration Co. (a)	1,245,110	37,079,376
Stone Energy Corp. (a)	1,620,746	22,820,104
Targa Resources Corp.	125,990	10,939,712
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	213,600	$ 14,544,024
Western Refining, Inc.	612,712	22,749,997
		133,086,896
TOTAL ENERGY		187,468,452
FINANCIALS - 23.1%
Banks - 9.0%
Associated Banc-Corp.	3,053,213	51,324,511
BancFirst Corp.	484,778	27,952,299
Bank of the Ozarks, Inc.	1,790,874	58,078,044
Banner Bank (e)	1,280,871	51,721,571
BBCN Bancorp, Inc.	3,045,910	39,444,535
City National Corp.	544,378	47,192,129
Huntington Bancshares, Inc.	6,472,900	64,858,457
Investors Bancorp, Inc.	3,692,500	40,654,425
MB Financial, Inc.	1,712,400	48,649,284
PacWest Bancorp	1,477,888	63,187,101
		493,062,356
Capital Markets - 3.0%
AURELIUS AG	848,707	34,036,291
OM Asset Management Ltd. (a)	2,168,988	32,881,858
Raymond James Financial, Inc.	707,900	37,249,698
Waddell & Reed Financial, Inc. Class A	1,300,941	58,165,072
		162,332,919
Insurance - 3.0%
Allied World Assurance Co.	1,323,413	51,176,381
Amerisafe, Inc.	198,092	8,062,344
Aspen Insurance Holdings Ltd.	760,690	32,953,091
Primerica, Inc.	890,205	44,189,776
StanCorp Financial Group, Inc.	475,977	29,529,613
		165,911,205
Real Estate Investment Trusts - 7.2%
Cousins Properties, Inc.	4,365,042	48,190,064
Equity Lifestyle Properties, Inc.	840,600	46,006,038
First Industrial Realty Trust, Inc.	1,305,792	28,374,860
Home Properties, Inc.	823,190	58,034,895
Kite Realty Group Trust	1,470,898	44,950,643
Mid-America Apartment Communities, Inc.	733,600	58,189,152
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	1,212,941	$ 51,962,392
Ramco-Gershenson Properties Trust (SBI)	2,775,850	54,323,385
		390,031,429
Thrifts & Mortgage Finance - 0.9%
WSFS Financial Corp. (e)	627,551	46,350,917
TOTAL FINANCIALS		1,257,688,826
HEALTH CARE - 14.4%
Biotechnology - 9.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	676,927	20,598,889
Achillion Pharmaceuticals, Inc. (a)	908,200	13,486,770
Agios Pharmaceuticals, Inc. (a)(d)	230,563	26,726,863
Auspex Pharmaceuticals, Inc.	395,826	24,323,508
BioCryst Pharmaceuticals, Inc. (a)(d)	1,370,550	13,952,199
BioMarin Pharmaceutical, Inc. (a)	211,944	20,592,479
Bluebird Bio, Inc. (a)	176,812	16,427,603
Celldex Therapeutics, Inc. (a)(d)	827,041	17,715,218
Chimerix, Inc. (a)	647,218	25,959,914
Dyax Corp. (a)	1,761,615	26,618,003
Genocea Biosciences, Inc.	259,843	2,229,453
Insmed, Inc. (a)	1,073,835	16,601,489
Intercept Pharmaceuticals, Inc. (a)	100,798	20,263,422
Isis Pharmaceuticals, Inc. (a)	604,972	41,446,632
La Jolla Pharmaceutical Co. (a)	466,900	10,197,096
Medivation, Inc. (a)	175,314	19,077,669
Mirati Therapeutics, Inc. (a)(e)	911,469	18,912,982
Neurocrine Biosciences, Inc. (a)	881,682	29,677,416
Novavax, Inc. (a)	3,434,362	26,822,367
Otonomy, Inc.	553,600	16,165,120
Puma Biotechnology, Inc. (a)	178,300	37,635,564
Synageva BioPharma Corp. (a)(d)	213,897	24,645,212
Ultragenyx Pharmaceutical, Inc.	320,500	18,621,050
XOMA Corp. (a)(d)	2,571,922	9,156,042
		497,852,960
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	270,681	16,641,468
Integra LifeSciences Holdings Corp. (a)	235,800	13,138,776
NxStage Medical, Inc. (a)	789,300	14,120,577
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	237,700	$ 21,445,294
Steris Corp.	393,497	25,663,874
Teleflex, Inc.	118,000	12,928,080
Vascular Solutions, Inc. (a)	142,100	3,873,646
West Pharmaceutical Services, Inc.	205,080	10,112,495
		117,924,210
Health Care Providers & Services - 1.5%
Omnicare, Inc.	293,800	22,029,124
Surgical Care Affiliates, Inc. (a)	853,836	27,536,211
Team Health Holdings, Inc. (a)	642,400	33,212,080
		82,777,415
Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	1,114,866	21,026,373
Fluidigm Corp. (a)	521,627	20,098,288
		41,124,661
Pharmaceuticals - 0.9%
Prestige Brands Holdings, Inc. (a)	535,854	18,358,358
Theravance, Inc. (d)	1,126,649	12,697,334
ZS Pharma, Inc. (d)	350,900	15,765,937
		46,821,629
TOTAL HEALTH CARE		786,500,875
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.3%
Moog, Inc. Class A (a)	389,717	27,397,105
Teledyne Technologies, Inc. (a)	488,434	46,420,767
		73,817,872
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A (a)	1,083,263	36,180,984
Airlines - 1.0%
JetBlue Airways Corp. (a)(d)	3,170,800	53,237,732
Construction & Engineering - 0.7%
EMCOR Group, Inc.	912,100	36,812,356
Electrical Equipment - 0.4%
OSRAM Licht AG	539,077	24,902,339
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	426,200	38,221,616
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 3.4%
Allison Transmission Holdings, Inc.	1,156,771	$ 36,230,068
KUKA AG (d)	429,800	29,150,154
Navistar International Corp. (a)(d)	882,853	25,973,535
TriMas Corp. (a)	1,132,644	30,570,062
Valmont Industries, Inc.	255,000	30,630,600
Wabtec Corp.	399,150	33,309,068
		185,863,487
Professional Services - 1.9%
Dun & Bradstreet Corp.	276,706	31,851,628
Huron Consulting Group, Inc. (a)	479,231	36,047,756
Stantec, Inc.	1,391,800	34,228,181
		102,127,565
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	454,823	18,388,494
Kaman Corp.	689,380	26,210,228
Titan Machinery, Inc. (a)(d)(e)	1,585,619	22,404,796
Watsco, Inc.	333,500	36,304,810
		103,308,328
TOTAL INDUSTRIALS		654,472,279
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.9%
Aruba Networks, Inc. (a)	1,610,226	26,697,547
Finisar Corp. (a)	1,492,100	27,066,694
Ixia (a)	2,735,869	27,741,712
Radware Ltd. (a)	1,088,587	20,944,414
		102,450,367
Electronic Equipment & Components - 1.0%
CDW Corp.	778,200	26,661,132
Trimble Navigation Ltd. (a)	1,131,700	26,979,728
		53,640,860
Internet Software & Services - 2.7%
Bankrate, Inc. (a)	2,561,201	31,963,788
EarthLink Holdings Corp.	1,636,395	6,905,587
NIC, Inc.	1,129,402	18,544,781
Points International Ltd. (a)(e)	1,021,621	11,023,291
Rackspace Hosting, Inc. (a)	417,417	18,767,068
SciQuest, Inc. (a)	999,600	14,214,312
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Stamps.com, Inc. (a)	371,604	$ 16,933,994
Web.com Group, Inc. (a)	1,129,741	17,070,387
Zillow, Inc. (a)(d)	122,100	11,833,932
		147,257,140
IT Services - 3.8%
Datalink Corp. (a)(e)	1,674,740	19,025,046
ExlService Holdings, Inc. (a)	1,345,699	39,536,637
Global Payments, Inc.	670,700	58,558,817
Interxion Holding N.V. (a)	629,353	17,175,043
Maximus, Inc.	871,000	48,532,120
WEX, Inc. (a)	231,300	21,291,165
		204,118,828
Semiconductors & Semiconductor Equipment - 3.0%
Intersil Corp. Class A	1,443,400	20,655,054
Lattice Semiconductor Corp. (a)	2,543,400	18,134,442
M/A-COM Technology Solutions Holdings, Inc. (a)	328,200	10,669,782
Monolithic Power Systems, Inc.	634,770	30,145,227
PMC-Sierra, Inc. (a)	1,868,300	16,515,772
Qorvo, Inc. (a)	665,550	49,164,179
Semtech Corp. (a)	766,100	19,504,906
		164,789,362
Software - 4.2%
BroadSoft, Inc. (a)	875,309	23,537,059
CommVault Systems, Inc. (a)	503,877	21,958,960
Interactive Intelligence Group, Inc. (a)	407,900	16,544,424
Parametric Technology Corp. (a)	842,226	28,138,771
Pegasystems, Inc.	660,400	12,924,028
Rovi Corp. (a)	845,559	19,540,868
Solera Holdings, Inc.	315,600	16,284,960
SS&C Technologies Holdings, Inc.	400,709	22,171,229
Synchronoss Technologies, Inc. (a)	1,245,314	52,888,486
Tangoe, Inc. (a)	1,411,000	16,127,730
		230,116,515
Technology Hardware, Storage & Peripherals - 1.7%
Cray, Inc. (a)	376,400	12,229,236
Electronics for Imaging, Inc. (a)	409,825	15,839,736
Nimble Storage, Inc. (a)(d)	500,200	11,219,486
Quantum Corp. (a)	11,950,411	18,881,649
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Silicon Graphics International Corp. (a)(e)	2,187,649	$ 20,629,530
Super Micro Computer, Inc. (a)	444,069	16,239,603
		95,039,240
TOTAL INFORMATION TECHNOLOGY		997,412,312
MATERIALS - 4.8%
Chemicals - 2.6%
Axiall Corp.	839,446	37,145,486
PolyOne Corp.	1,067,001	37,974,566
Sensient Technologies Corp.	276,165	16,846,065
Tronox Ltd. Class A	2,381,644	50,347,954
		142,314,071
Containers & Packaging - 1.1%
Avery Dennison Corp.	359,100	18,770,157
Berry Plastics Group, Inc. (a)	1,268,660	42,906,081
		61,676,238
Metals & Mining - 1.1%
Compass Minerals International, Inc.	396,600	34,662,840
Steel Dynamics, Inc.	658,200	11,215,728
Worthington Industries, Inc.	370,878	11,100,379
		56,978,947
TOTAL MATERIALS		260,969,256
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	562,654	4,338,062
Cogent Communications Group, Inc.	363,200	13,460,192
FairPoint Communications, Inc. (a)	145,900	2,182,664
Lumos Networks Corp.	141,000	2,260,230
Towerstream Corp. (a)(d)(e)	5,386,878	11,958,869
		34,200,017
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	167,100	2,255,850
TOTAL TELECOMMUNICATION SERVICES		36,455,867
Common Stocks - continued
	Shares	Value
UTILITIES - 3.2%
Electric Utilities - 1.8%
El Paso Electric Co.	522,980	$ 20,950,579
Great Plains Energy, Inc.	647,480	19,145,984
IDACORP, Inc.	381,700	25,921,247
Portland General Electric Co.	740,432	29,395,150
		95,412,960
Gas Utilities - 1.1%
Atmos Energy Corp.	438,686	24,965,620
Laclede Group, Inc.	517,300	27,810,048
National Fuel Gas Co.	105,600	6,698,208
		59,473,876
Independent Power Producers & Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	631,120	17,242,198
TOTAL UTILITIES		172,129,034
TOTAL COMMON STOCKS (Cost $4,596,024,574)		5,234,111,887
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 3/5/15 to 3/26/15 (f) (Cost $4,529,869)	$ 4,530,000	4,529,942
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	191,390,896	$ 191,390,896
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	149,693,405	149,693,405
TOTAL MONEY MARKET FUNDS (Cost $341,084,301)		341,084,301
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,941,638,744)		5,579,726,130
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(126,698,913)
NET ASSETS - 100%		$ 5,453,027,217
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
302 ICE Russell 2000 Index Contracts (United States)	March 2015	$ 35,068,240	$ (102,494)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,630,979.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159,056
Fidelity Securities Lending Cash Central Fund	1,054,318
Total	$ 1,213,374
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banner Bank	$ 51,542,249	$ -	$ -	$ 461,113	$ 51,721,571
Datalink Corp.	12,863,242	7,529,400	2,191,794	-	19,025,046
Mirati Therapeutics, Inc.	11,960,748	4,044,753	-	-	18,912,982
Neonode, Inc.	9,543,365	-	6,658,007	-	-
Points International Ltd.	25,447,665	1,527,795	5,372,677	-	11,023,291
ServiceSource International, Inc.	19,646,501	-	17,738,035	-	-
Silicon Graphics International Corp.	20,729,984	76,909	-	-	20,629,530
Titan Machinery, Inc.	22,881,167	335,898	-	-	22,404,796
Towerstream Corp.	8,888,349	-	-	-	11,958,869
WSFS Financial Corp.	31,559,736	13,468,274	-	157,920	46,350,917
Total	$ 215,063,006	$ 26,983,029	$ 31,960,513	$ 619,033	$ 202,027,002
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 727,919,871	$ 727,919,871	$ -	$ -
Consumer Staples	153,095,115	153,095,115	-	-
Energy	187,468,452	187,468,452	-	-
Financials	1,257,688,826	1,257,688,826	-	-
Health Care	786,500,875	786,500,875	-	-
Industrials	654,472,279	654,472,279	-	-
Information Technology	997,412,312	997,412,312	-	-
Materials	260,969,256	260,969,256	-	-
Telecommunication Services	36,455,867	36,455,867	-	-
Utilities	172,129,034	172,129,034	-	-
U.S. Government and Government Agency Obligations	4,529,942	-	4,529,942	-
Money Market Funds	341,084,301	341,084,301	-	-
Total Investments in Securities:	$ 5,579,726,130	$ 5,575,196,188	$ 4,529,942	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (102,494)	$ (102,494)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (102,494)
Total Value of Derivatives	$ -	$ (102,494)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $143,174,087) - See accompanying schedule: Unaffiliated issuers (cost $4,385,201,729)	$ 5,036,614,827
Fidelity Central Funds (cost $341,084,301)	341,084,301
Other affiliated issuers (cost $215,352,714)	202,027,002
Total Investments (cost $4,941,638,744)		$ 5,579,726,130
Cash		1,565,397
Foreign currency held at value (cost $50,085)		49,768
Receivable for investments sold		53,553,555
Receivable for fund shares sold		3,423,221
Dividends receivable		1,920,293
Distributions receivable from Fidelity Central Funds		120,484
Prepaid expenses		12,580
Other receivables		144,565
Total assets		5,640,515,993

Liabilities
Payable for investments purchased	$ 31,257,262
Payable for fund shares redeemed	1,683,979
Accrued management fee	2,599,274
Payable for daily variation margin for derivative instruments	863,720
Other affiliated payables	462,493
Other payables and accrued expenses	928,643
Collateral on securities loaned, at value	149,693,405
Total liabilities		187,488,776

Net Assets		$ 5,453,027,217
Net Assets consist of:
Paid in capital		$ 4,828,541,059
Distributions in excess of net investment income		(91,106)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,365,286)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		637,942,550
Net Assets		$ 5,453,027,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Series Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($2,589,270,016 ÷ 203,142,326 shares)	$ 12.75

Class F: Net Asset Value, offering price and redemption price per share ($2,863,757,201 ÷ 223,437,997 shares)	$ 12.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends (including $619,033 earned from other affiliated issuers)		$ 30,791,989
Interest		728
Income from Fidelity Central Funds		1,213,374
Total income		32,006,091

Expenses
Management fee Basic fee	$ 19,093,019
Performance adjustment	(3,401,538)
Transfer agent fees	2,198,871
Accounting and security lending fees	569,098
Custodian fees and expenses	68,258
Independent trustees' compensation	11,361
Audit	33,911
Legal	9,750
Miscellaneous	12,004
Total expenses before reductions	18,594,734
Expense reductions	(222,470)	18,372,264
Net investment income (loss)		13,633,827
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,466,702
Other affiliated issuers	(37,320,819)
Foreign currency transactions	132,747
Futures contracts	3,859,361
Total net realized gain (loss)		15,137,991
Change in net unrealized appreciation (depreciation) on: Investment securities	175,323,936
Assets and liabilities in foreign currencies	(30,725)
Futures contracts	836,893
Total change in net unrealized appreciation (depreciation)		176,130,104
Net gain (loss)		191,268,095
Net increase (decrease) in net assets resulting from operations		$ 204,901,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,633,827	$ 12,448,754
Net realized gain (loss)	15,137,991	388,400,199
Change in net unrealized appreciation (depreciation)	176,130,104	(189,066,056)
Net increase (decrease) in net assets resulting from operations	204,901,922	211,782,897
Distributions to shareholders from net investment income	(23,180,446)	(2,397,517)
Distributions to shareholders from net realized gain	(274,549,615)	(355,403,438)
Total distributions	(297,730,061)	(357,800,955)
Share transactions - net increase (decrease)	519,670,938	2,217,612,913
Total increase (decrease) in net assets	426,842,799	2,071,594,855

Net Assets
Beginning of period	5,026,184,418	2,954,589,563
End of period (including distributions in excess of net investment income of $91,106 and undistributed net investment income of $9,455,513, respectively)	$ 5,453,027,217	$ 5,026,184,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Small Cap Opportunities

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 13.55	$ 10.93	$ 11.22	$ 8.76	$ 6.94
Income from Investment Operations
Net investment income (loss) D	.03	.02	.04	-J	-G,J	(.01)
Net realized and unrealized gain (loss)	.47	.77	3.20	(.17)	2.50	1.83
Total from investment operations	.50	.79	3.24	(.17)	2.50	1.82
Distributions from net investment income	(.04)	-J	(.05)	-J	-H	-
Distributions from net realized gain	(.66)	(1.38)	(.57)	(.11)	(.04)H	-
Total distributions	(.71)M	(1.38)	(.62)	(.12)L	(.04)	-
Net asset value, end of period	$ 12.75	$ 12.96	$ 13.55	$ 10.93	$ 11.22	$ 8.76
Total ReturnB, C	3.86%	6.29%	30.91%	(1.41)%	28.50%	26.22%
Ratios to Average Net Assets E, I
Expenses before reductions	.77%A	.82%	.98%	1.12%	1.10%	1.02%
Expenses net of fee waivers, if any	.77%A	.82%	.98%	1.12%	1.10%	1.02%
Expenses net of all reductions	.76%A	.82%	.96%	1.11%	1.09%	1.01%
Net investment income (loss)	.41%A	.19%	.30%	.04%	(.04)%G	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,589,270	$ 2,425,973	$ 1,602,664	$ 1,329,447	$ 1,415,570	$ 1,363,646
Portfolio turnover rateF	77% A	90%K	77%	66%	73%	104%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividends which amounted to $.02 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.27) %. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.12 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.113 per share. MTotal distributions of $.71 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.664 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 13.62	$ 10.99	$ 11.27	$ 8.79	$ 6.94
Income from Investment Operations
Net investment income (loss) D	.04	.05	.06	.03	.02G	.01
Net realized and unrealized gain (loss)	.47	.77	3.21	(.18)	2.50	1.84
Total from investment operations	.51	.82	3.27	(.15)	2.52	1.85
Distributions from net investment income	(.07)	(.01)	(.07)	(.01)	- H	-
Distributions from net realized gain	(.66)	(1.39)	(.57)	(.11)	(.04)H	-
Total distributions	(.73)	(1.40)	(.64)	(.13)K	(.04)	-
Net asset value, end of period	$ 12.82	$ 13.04	$ 13.62	$ 10.99	$ 11.27	$ 8.79
Total ReturnB, C	3.95%	6.52%	31.09%	(1.23)%	28.74%	26.66%
Ratios to Average Net Assets E, I
Expenses before reductions	.60%A	.65%	.79%	.91%	.89%	.78%
Expenses net of fee waivers, if any	.60%A	.65%	.79%	.91%	.89%	.78%
Expenses net of all reductions	.59%A	.65%	.77%	.91%	.88%	.77%
Net investment income (loss)	.58%A	.36%	.49%	.24%	.17%G	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,863,757	$ 2,600,212	$ 1,351,926	$ 923,975	$ 478,821	$ 174,783
Portfolio turnover rateF	77% A	90%J	77%	66%	73%	104%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JPortfolio turnover rate excludes securities received or delivered in-kind. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.113 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 916,682,322
Gross unrealized depreciation	(283,025,441)
Net unrealized appreciation (depreciation) on securities	$ 633,656,881

Tax cost	$ 4,946,069,249

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,859,361 and a change in net unrealized appreciation (depreciation) of $836,893 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,135,385,597 and $1,986,231,725, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Opportunities as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Small Cap Opportunities	$ 2,198,871.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $85,318 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,245,203. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,054,318, including $11,700 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $222,364 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Series Small Cap Opportunities expenses during the period in the amount of $106.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Series Small Cap Opportunities	$ 8,552,160	$ 562,708
Class F	14,628,286	1,834,809
Total	$ 23,180,446	$ 2,397,517

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended January 31, 2015	Year ended July 31, 2014
From net realized gain
Series Small Cap Opportunities	$ 131,736,083	$ 185,928,427
Class F	142,813,532	169,475,011
Total	$ 274,549,615	$ 355,403,438

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Series Small Cap Opportunities
Shares sold	21,099,763	88,985,520A	$ 272,752,606	$ 1,176,045,095A
Reinvestment of distributions	11,011,697	14,725,510	140,288,243	186,491,135
Shares redeemed	(16,114,631)	(34,876,222)	(205,981,369)	(465,134,933)
Net increase (decrease)	15,996,829	68,834,808	$ 207,059,480	$ 897,401,297
Class F
Shares sold	29,606,567	112,573,524A	$ 384,583,667	$ 1,499,078,862A
Reinvestment of distributions	12,293,383	13,452,037	157,441,818	171,309,820
Shares redeemed	(17,805,143)	(25,924,826)	(229,414,027)	(350,177,066)
Net increase (decrease)	24,094,807	100,100,735	$ 312,611,458	$ 1,320,211,616

A Amount includes in-kind exchanges.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMO-SANN-0315
1.839810.107

Fidelity®

Series Blue Chip Growth

Fund

Fidelity Series Blue Chip Growth
Fund

Class F

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Blue Chip Growth Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Series Blue Chip Growth	.76%
Actual		$ 1,000.00	$ 1,084.50	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class F	.59%
Actual		$ 1,000.00	$ 1,085.20	$ 3.10
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	6.6
Amazon.com, Inc.	3.0	2.2
Google, Inc. Class A	2.7	2.9
Gilead Sciences, Inc.	2.6	2.7
Facebook, Inc. Class A	2.5	2.4
Google, Inc. Class C	2.2	2.6
Home Depot, Inc.	1.9	1.6
Biogen Idec, Inc.	1.8	1.5
Visa, Inc. Class A	1.7	1.4
Actavis PLC	1.6	1.1
	26.6
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	33.3
Consumer Discretionary	23.4	20.8
Health Care	16.8	15.4
Consumer Staples	9.7	9.0
Industrials	8.4	9.2
Asset Allocation (% of fund's net assets)
As of January 31, 2015 *		As of July 31, 2014 **
	Stocks 98.5%		Stocks 98.9%
	Convertible Securities 1.5%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%†		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	11.6%	** Foreign investments	10.1%

† Amount represents less than 0.1%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	93,175	$ 8,952,338
The Goodyear Tire & Rubber Co.	307,700	7,458,648
		16,410,986
Automobiles - 1.4%
Harley-Davidson, Inc.	300,400	18,534,680
Suzuki Motor Corp.	51,500	1,628,439
Tata Motors Ltd. sponsored ADR	119,800	5,908,536
Tesla Motors, Inc. (a)(d)	407,837	83,035,613
		109,107,268
Diversified Consumer Services - 0.2%
H&R Block, Inc.	508,200	17,421,096
Houghton Mifflin Harcourt Co. (a)	84,700	1,666,896
		19,087,992
Hotels, Restaurants & Leisure - 4.8%
ARAMARK Holdings Corp.	84,000	2,630,880
Boyd Gaming Corp. (a)	122,500	1,599,850
Buffalo Wild Wings, Inc. (a)	145,114	25,876,728
Chipotle Mexican Grill, Inc. (a)	102,600	72,829,584
DineEquity, Inc.	7,600	811,300
Domino's Pizza, Inc.	152,100	15,065,505
Fiesta Restaurant Group, Inc. (a)	114,500	6,763,515
Habit Restaurants, Inc. Class A (d)	179,800	5,933,400
Hilton Worldwide Holdings, Inc. (a)	412,000	10,699,640
Homeinns Hotel Group ADR (a)	93,978	2,340,992
Hyatt Hotels Corp. Class A (a)	386,100	21,721,986
Jack in the Box, Inc.	9,500	805,505
Las Vegas Sands Corp.	734,800	39,951,076
McDonald's Corp.	179,100	16,556,004
Panera Bread Co. Class A (a)	146,244	25,133,494
Papa John's International, Inc.	161,300	10,236,098
Penn National Gaming, Inc. (a)	159,800	2,392,206
Sonic Corp.	148,200	4,486,014
Starbucks Corp.	1,183,810	103,618,889
Whitbread PLC	136,702	10,305,323
Zoe's Kitchen, Inc. (d)	157,100	4,860,674
		384,618,663
Household Durables - 1.2%
D.R. Horton, Inc.	541,100	13,267,772
GoPro, Inc. Class A (d)	204,700	10,183,825
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Harman International Industries, Inc.	29,100	$ 3,772,233
Jarden Corp. (a)	176,000	8,451,520
KB Home	205,300	2,558,038
Sony Corp.	191,000	4,492,528
Sony Corp. sponsored ADR	75,800	1,765,382
TRI Pointe Homes, Inc. (a)	506,900	7,263,877
Whirlpool Corp.	226,400	45,071,712
		96,826,887
Internet & Catalog Retail - 4.5%
Amazon.com, Inc. (a)	676,980	240,009,719
Ctrip.com International Ltd. sponsored ADR (a)	147,443	7,011,652
Expedia, Inc.	125,754	10,806,041
Groupon, Inc. Class A (a)	2,912,237	20,851,617
MakeMyTrip Ltd. (a)	148,500	3,690,225
Netflix, Inc. (a)	24,178	10,681,840
Priceline Group, Inc. (a)	52,000	52,492,960
The Honest Co., Inc. (f)	71,609	1,940,604
Travelport Worldwide Ltd.	174,300	2,717,337
Vipshop Holdings Ltd. ADR (a)	486,450	10,891,616
Wayfair LLC Class A	14,800	289,488
zulily, Inc. Class A (a)	74,000	1,369,000
		362,752,099
Media - 2.6%
Comcast Corp. Class A	1,374,400	73,042,488
Lions Gate Entertainment Corp.	156,800	4,504,864
Naspers Ltd. Class N	71,100	10,257,021
New Media Investment Group, Inc.	38,400	898,176
The Walt Disney Co.	1,374,217	124,998,778
		213,701,327
Multiline Retail - 1.2%
B&M European Value Retail S.A.	177,188	842,675
Macy's, Inc.	587,300	37,516,724
Target Corp.	808,541	59,516,703
Tuesday Morning Corp. (a)(d)	136,200	2,410,740
		100,286,842
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	5,300	842,700
AutoZone, Inc. (a)	1,400	835,744
CST Brands, Inc.	19,300	831,830
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Holdings, Inc.	270,600	$ 11,998,404
Home Depot, Inc.	1,485,100	155,074,142
L Brands, Inc.	457,314	38,702,484
Lumber Liquidators Holdings, Inc. (a)	15,900	1,004,085
Michaels Companies, Inc.	179,600	4,633,680
Murphy U.S.A., Inc. (a)	314,800	21,976,188
Restoration Hardware Holdings, Inc. (a)(d)	811,818	71,058,430
Ross Stores, Inc.	384,638	35,275,151
TJX Companies, Inc.	871,600	57,473,304
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	72,100	9,512,874
Williams-Sonoma, Inc.	72,500	5,673,125
		414,892,141
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	138,400	9,141,320
G-III Apparel Group Ltd. (a)	30,000	2,916,000
Hanesbrands, Inc.	122,100	13,599,498
Kate Spade & Co. (a)	715,356	22,555,175
lululemon athletica, Inc. (a)	360,900	23,906,016
Michael Kors Holdings Ltd. (a)	450,600	31,897,974
NIKE, Inc. Class B	344,200	31,752,450
Ralph Lauren Corp.	129,800	21,662,322
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	238,900	14,417,615
		171,848,370
TOTAL CONSUMER DISCRETIONARY		1,889,532,575
CONSUMER STAPLES - 9.7%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR (d)	173,300	21,154,731
Constellation Brands, Inc. Class A (sub. vtg.) (a)	89,200	9,852,140
Kweichow Moutai Co. Ltd.	28,500	802,285
Monster Beverage Corp. (a)	508,681	59,490,243
PepsiCo, Inc.	881,686	82,684,513
The Coca-Cola Co.	1,670,381	68,769,586
		242,753,498
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	378,300	54,093,117
CVS Health Corp.	815,600	80,059,296
Kroger Co.	869,159	60,015,429
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	427,600	$ 2,984,648
Sprouts Farmers Market LLC (a)(d)	713,023	25,961,167
Tesco PLC	2,630,700	8,896,139
Wal-Mart Stores, Inc.	18,700	1,589,126
Whole Foods Market, Inc.	252,160	13,136,275
		246,735,197
Food Products - 2.3%
Associated British Foods PLC	17,900	836,599
Bunge Ltd.	167,400	14,987,322
China Modern Dairy Holdings Ltd. (a)	3,575,000	1,154,181
Dean Foods Co.	365,500	6,622,860
Keurig Green Mountain, Inc.	893,700	109,531,872
Mead Johnson Nutrition Co. Class A	380,500	37,475,445
The Hain Celestial Group, Inc. (a)	102,900	5,430,033
WhiteWave Foods Co. (a)	191,129	6,301,523
		182,339,835
Household Products - 0.8%
Energizer Holdings, Inc.	96,000	12,288,960
Procter & Gamble Co.	584,200	49,242,218
		61,531,178
Personal Products - 0.4%
AMOREPACIFIC Group, Inc.	2,381	2,692,309
Herbalife Ltd.	989,238	30,151,974
		32,844,283
Tobacco - 0.2%
Lorillard, Inc.	268,852	17,639,380
TOTAL CONSUMER STAPLES		783,843,371
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	259,778	21,236,852
Cimarex Energy Co.	190,630	19,673,016
Continental Resources, Inc. (a)(d)	369,164	16,760,046
Diamondback Energy, Inc. (a)	25,700	1,773,043
EOG Resources, Inc.	408,126	36,335,458
Hess Corp.	71,238	4,807,853
Pioneer Natural Resources Co.	199,300	30,000,629
Rice Energy, Inc.	361,500	6,174,420
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SM Energy Co.	141,900	$ 5,366,658
Whiting Petroleum Corp. (a)	116,700	3,503,334
		145,631,309
FINANCIALS - 4.0%
Banks - 2.1%
Bank of America Corp.	2,809,800	42,568,470
Citigroup, Inc.	948,289	44,522,169
HDFC Bank Ltd. sponsored ADR	226,200	12,888,876
ICICI Bank Ltd. sponsored ADR	1,362,900	16,368,429
JPMorgan Chase & Co.	1,064,672	57,896,863
		174,244,807
Capital Markets - 1.2%
Ameriprise Financial, Inc.	82,762	10,340,284
BlackRock, Inc. Class A	80,200	27,308,902
Carlyle Group LP	104,400	2,745,720
Charles Schwab Corp.	313,000	8,131,740
Fairfax India Holdings Corp. (a)	427,900	4,193,420
Invesco Ltd.	273,492	10,045,361
Morgan Stanley	638,200	21,577,542
The Blackstone Group LP	356,200	13,300,508
		97,643,477
Consumer Finance - 0.3%
American Express Co.	254,645	20,547,305
Synchrony Financial	59,000	1,820,740
		22,368,045
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	37,200	3,327,168
Moody's Corp.	43,300	3,954,589
		7,281,757
Real Estate Investment Trusts - 0.2%
Duke Realty LP	257,200	5,614,676
Extra Space Storage, Inc.	85,100	5,616,600
Gaming & Leisure Properties	104,900	3,422,887
		14,654,163
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	25,700	$ 831,138
Realogy Holdings Corp. (a)	128,395	5,970,368
		6,801,506
TOTAL FINANCIALS		322,993,755
HEALTH CARE - 16.8%
Biotechnology - 9.8%
Acceleron Pharma, Inc. (a)	20,600	813,082
Agios Pharmaceuticals, Inc. (a)	97,900	11,348,568
Alexion Pharmaceuticals, Inc. (a)	269,604	49,402,237
Alkermes PLC (a)	361,500	26,118,375
Alnylam Pharmaceuticals, Inc. (a)	339,100	31,817,753
Amgen, Inc.	268,398	40,866,279
Ascendis Pharma A/S	92,100	1,826,343
Avalanche Biotechnologies, Inc. (a)	20,300	805,504
BioCryst Pharmaceuticals, Inc. (a)	378,573	3,853,873
Biogen Idec, Inc. (a)	375,400	146,090,664
BioMarin Pharmaceutical, Inc. (a)	140,400	13,641,264
Bluebird Bio, Inc. (a)	80,000	7,432,800
Calithera Biosciences, Inc.	121,000	2,406,690
Celgene Corp. (a)	527,300	62,833,068
Dicerna Pharmaceuticals, Inc.	78,600	1,675,752
FibroGen, Inc.	31,842	940,294
Gilead Sciences, Inc. (a)	2,017,335	211,477,228
Intercept Pharmaceuticals, Inc. (a)	42,400	8,523,672
Intrexon Corp. (a)(d)	192,200	5,518,062
Ironwood Pharmaceuticals, Inc. Class A (a)	442,916	6,900,631
Isis Pharmaceuticals, Inc. (a)	31,100	2,130,661
Karyopharm Therapeutics, Inc. (a)	22,300	591,619
Keryx Biopharmaceuticals, Inc. (a)(d)	367,460	4,468,314
Kite Pharma, Inc.	44,200	2,968,030
KYTHERA Biopharmaceuticals, Inc. (a)	129,033	4,800,028
Medivation, Inc. (a)	15,800	1,719,356
Merrimack Pharmaceuticals, Inc. (a)	813,200	7,668,476
Neurocrine Biosciences, Inc. (a)	215,800	7,263,828
Pharmacyclics, Inc. (a)	107,300	18,106,875
Puma Biotechnology, Inc. (a)	38,100	8,042,148
Receptos, Inc. (a)	14,400	1,586,448
Regeneron Pharmaceuticals, Inc. (a)	156,180	65,073,959
Seattle Genetics, Inc. (a)	81,000	2,523,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spark Therapeutics, Inc.	7,700	$ 385,000
Synageva BioPharma Corp. (a)	76,700	8,837,374
Ultragenyx Pharmaceutical, Inc.	12,600	732,060
uniQure B.V.	146,459	3,075,639
Versartis, Inc. (a)	77,300	1,370,529
Vertex Pharmaceuticals, Inc. (a)	183,100	20,166,634
ZIOPHARM Oncology, Inc. (a)(d)	282,300	2,526,585
		798,329,662
Health Care Equipment & Supplies - 1.0%
Abiomed, Inc. (a)	21,200	1,096,888
Boston Scientific Corp. (a)	1,318,900	19,532,909
Hologic, Inc. (a)	425,600	12,923,344
Intuitive Surgical, Inc. (a)	52,400	25,910,752
Medtronic PLC	121,625	8,684,025
Novadaq Technologies, Inc. (a)	236,499	3,365,381
Zeltiq Aesthetics, Inc. (a)	228,800	7,369,648
		78,882,947
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	66,500	6,320,825
Cardinal Health, Inc.	138,100	11,488,539
HCA Holdings, Inc. (a)	382,350	27,070,380
McKesson Corp.	58,300	12,397,495
		57,277,239
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	36,700	5,127,357
Castlight Health, Inc. Class B (a)(d)	197,154	1,750,728
Cerner Corp. (a)	318,100	21,105,935
Medidata Solutions, Inc. (a)	17,900	769,521
Veeva Systems, Inc. Class A (a)	83,900	2,412,964
		31,166,505
Life Sciences Tools & Services - 0.3%
Genfit (a)(d)	80,689	5,242,768
Illumina, Inc. (a)	84,338	16,461,934
Lonza Group AG	18,053	2,147,013
		23,851,715
Pharmaceuticals - 4.6%
AbbVie, Inc.	753,365	45,465,578
Achaogen, Inc. (a)	161,500	1,889,550
Actavis PLC (a)	476,872	127,105,463
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)	38,600	$ 1,643,588
Bristol-Myers Squibb Co.	723,800	43,623,426
Dermira, Inc.	144,300	2,431,455
GW Pharmaceuticals PLC ADR (a)(d)	118,669	8,659,277
Hospira, Inc. (a)	25,000	1,585,750
Jazz Pharmaceuticals PLC (a)	65,900	11,159,506
Johnson & Johnson	71,300	7,139,982
Mallinckrodt PLC (a)	83,100	8,807,769
Pacira Pharmaceuticals, Inc. (a)	53,186	5,709,517
Perrigo Co. PLC	59,700	9,058,878
Shire PLC sponsored ADR	124,000	27,188,240
Tetraphase Pharmaceuticals, Inc. (a)	24,500	890,820
Teva Pharmaceutical Industries Ltd. sponsored ADR	476,100	27,071,046
Valeant Pharmaceuticals International (Canada) (a)	290,900	46,511,492
		375,941,337
TOTAL HEALTH CARE		1,365,449,405
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	447,500	43,747,600
L-3 Communications Holdings, Inc.	42,800	5,269,536
The Boeing Co.	409,400	59,514,478
		108,531,614
Air Freight & Logistics - 0.6%
FedEx Corp.	143,312	24,235,492
United Parcel Service, Inc. Class B	124,800	12,335,232
XPO Logistics, Inc. (a)(d)	231,100	8,502,169
		45,072,893
Airlines - 2.7%
American Airlines Group, Inc.	2,090,734	102,613,225
Delta Air Lines, Inc.	818,300	38,713,773
Southwest Airlines Co.	284,300	12,844,674
Spirit Airlines, Inc. (a)	405,300	30,048,942
United Continental Holdings, Inc. (a)	408,900	28,365,393
Virgin America, Inc.	146,600	4,916,964
		217,502,971
Building Products - 0.1%
A.O. Smith Corp.	122,851	7,298,578
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Acuity Brands, Inc.	58,600	$ 8,783,554
SolarCity Corp. (a)(d)	288,126	14,005,805
TCP International Holdings Ltd.	332,221	2,102,959
		24,892,318
Industrial Conglomerates - 0.8%
Danaher Corp.	775,600	63,893,928
General Electric Co.	67,200	1,605,408
		65,499,336
Machinery - 0.7%
Cummins, Inc.	279,900	39,034,854
Deere & Co.	19,700	1,678,243
Ingersoll-Rand PLC	223,800	14,860,320
Manitowoc Co., Inc.	185,000	3,459,500
		59,032,917
Professional Services - 0.2%
Huron Consulting Group, Inc. (a)	88,299	6,641,851
Manpower, Inc.	124,300	9,058,984
		15,700,835
Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	84,300	14,692,627
CSX Corp.	249,800	8,318,340
Hertz Global Holdings, Inc. (a)	519,300	10,656,036
J.B. Hunt Transport Services, Inc.	251,500	20,021,915
Union Pacific Corp.	503,700	59,038,677
		112,727,595
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	85,700	2,470,731
United Rentals, Inc. (a)	148,900	12,336,365
		14,807,096
TOTAL INDUSTRIALS		671,066,153
INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 1.4%
Arista Networks, Inc. (d)	52,000	3,282,240
Cisco Systems, Inc.	510,200	13,451,423
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Palo Alto Networks, Inc. (a)	95,197	$ 12,031,949
QUALCOMM, Inc.	1,447,481	90,409,663
		119,175,275
Internet Software & Services - 11.0%
Akamai Technologies, Inc. (a)	181,136	10,533,964
Alibaba Group Holding Ltd. sponsored ADR	460,400	41,012,432
Baidu.com, Inc. sponsored ADR (a)	182,000	39,661,440
Cornerstone OnDemand, Inc. (a)	127,100	4,187,945
Facebook, Inc. Class A (a)	2,645,555	200,824,080
Gogo, Inc. (a)(d)	461,400	6,706,449
Google, Inc.:
Class A (a)	413,413	222,230,158
Class C (a)	331,613	177,253,781
LendingClub Corp.	62,600	1,175,002
LinkedIn Corp. (a)	117,400	26,384,476
NAVER Corp.	18,577	11,944,818
New Relic, Inc.	8,700	270,222
Rackspace Hosting, Inc. (a)	878,765	39,509,274
Tencent Holdings Ltd.	1,433,800	24,183,269
Twitter, Inc. (a)	1,002,700	37,631,331
Yahoo!, Inc. (a)	1,078,233	47,431,470
		890,940,111
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A (a)	1,686,948	91,314,495
MasterCard, Inc. Class A	1,209,500	99,215,285
Total System Services, Inc.	74,700	2,642,139
VeriFone Systems, Inc. (a)	433,400	13,604,426
Visa, Inc. Class A	549,937	140,184,441
		346,960,786
Semiconductors & Semiconductor Equipment - 4.3%
Ambarella, Inc. (a)(d)	243,500	13,467,985
Atmel Corp.	895,500	7,459,515
Avago Technologies Ltd.	101,500	10,442,320
Broadcom Corp. Class A	470,800	19,978,398
Cavium, Inc. (a)	399,655	23,503,711
Cirrus Logic, Inc. (a)	909,400	24,099,100
Cree, Inc. (a)	256,873	9,083,029
First Solar, Inc. (a)	470,920	19,929,334
Freescale Semiconductor, Inc. (a)	919,819	29,516,992
Himax Technologies, Inc. sponsored ADR	425,000	3,646,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp.	115,600	$ 8,836,464
Marvell Technology Group Ltd.	422,300	6,541,427
Maxim Integrated Products, Inc.	311,000	10,290,990
Monolithic Power Systems, Inc.	80,256	3,811,357
NVIDIA Corp.	511,520	9,823,742
NXP Semiconductors NV (a)	1,537,669	121,998,658
Qorvo, Inc. (a)	187,187	13,827,504
Skyworks Solutions, Inc.	153,000	12,706,650
		348,963,676
Software - 4.0%
Activision Blizzard, Inc.	2,441,228	51,009,459
Adobe Systems, Inc. (a)	422,820	29,652,367
Intuit, Inc.	100,400	8,716,728
Microsoft Corp.	2,094,888	84,633,475
Qlik Technologies, Inc. (a)	169,400	4,810,960
Red Hat, Inc. (a)	171,500	10,939,985
salesforce.com, Inc. (a)	2,001,904	113,007,481
Splunk, Inc. (a)	28,800	1,487,520
Tableau Software, Inc. (a)	204,400	16,507,344
Yodlee, inc.	187,900	1,732,438
Zynga, Inc. (a)	2,582,359	6,610,839
		329,108,596
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	4,566,734	535,038,553
BlackBerry Ltd. (a)(d)	1,449,800	14,715,476
Hewlett-Packard Co.	461,000	16,655,930
Nimble Storage, Inc. (a)	100,400	2,251,972
Samsung Electronics Co. Ltd.	6,001	7,390,167
		576,052,098
TOTAL INFORMATION TECHNOLOGY		2,611,200,542
MATERIALS - 2.5%
Chemicals - 2.0%
Agrium, Inc.	59,100	6,305,333
Air Products & Chemicals, Inc.	29,700	4,324,617
Ashland, Inc.	67,300	7,976,396
CF Industries Holdings, Inc.	47,800	14,597,164
E.I. du Pont de Nemours & Co.	818,600	58,292,506
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)(d)	229,800	$ 3,058,638
Monsanto Co.	481,500	56,807,370
Potash Corp. of Saskatchewan, Inc.	330,900	12,046,458
PPG Industries, Inc.	15,700	3,499,216
The Mosaic Co.	17,400	847,206
		167,754,904
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	138,900	8,625,690
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (a)	75,300	2,546,646
Rock-Tenn Co. Class A	72,400	4,698,760
Sealed Air Corp.	378,600	15,333,300
		22,578,706
Metals & Mining - 0.1%
United States Steel Corp. (d)	227,100	5,550,324
TOTAL MATERIALS		204,509,624
TOTAL COMMON STOCKS (Cost $6,695,415,584)		7,994,226,734
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
The Honest Co., Inc. Series C (f)	167,087	4,528,058
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pronutria Biosciences, Inc. Series C (f)	248,015	2,499,991
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (f)	42,650	3,303,669
Professional Services - 0.1%
Meituan Corp. Series D (e)(f)	790,926	4,999,997
TOTAL INDUSTRIALS		8,303,666
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 1.1%
Uber Technologies, Inc.
Series D (f)	2,578,476	$ 85,908,632
Series E (f)	47,420	1,579,921
		87,488,553
IT Services - 0.1%
AppNexus, Inc. Series E (f)	307,049	8,720,192
Nutanix, Inc. Series E (f)	230,044	3,153,903
		11,874,095
Software - 0.1%
Cloudflare, Inc. Series D (f)	289,335	1,772,322
Taboola.Com Ltd. Series E (f)	289,958	3,022,928
		4,795,250
TOTAL INFORMATION TECHNOLOGY		104,157,898
TOTAL CONVERTIBLE PREFERRED STOCKS		119,489,613
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	19,100	4,279,909
TOTAL PREFERRED STOCKS (Cost $75,210,039)		123,769,522
Money Market Funds - 1.4%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $115,395,479)	115,395,479	115,395,479
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,886,021,102)		8,233,391,735
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(111,597,401)
NET ASSETS - 100%		$ 8,121,794,334
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,430,217 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 6,150,867
Cloudflare, Inc. Series D	11/5/14	$ 1,772,322
Meituan Corp. Series D	1/26/15	$ 4,999,997
Nutanix, Inc. Series E	8/26/14	$ 3,081,784
Security	Acquisition Date	Acquisition Cost
Pronutria Biosciences, Inc. Series C	1/30/15	$ 2,499,991
Space Exploration Technologies Corp. Series G	1/20/15	$ 3,303,669
Taboola.Com Ltd. Series E	12/22/14	$ 3,022,928
The Honest Co., Inc.	8/21/14	$ 1,937,546
The Honest Co., Inc. Series C	8/21/14	$ 4,520,923
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 1,579,919
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,250
Fidelity Securities Lending Cash Central Fund	1,105,282
Total	$ 1,124,532
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,898,340,542	$ 1,875,493,892	$ 16,377,988	$ 6,468,662
Consumer Staples	783,843,371	770,298,457	13,544,914	-
Energy	145,631,309	145,631,309	-	-
Financials	322,993,755	322,993,755	-	-
Health Care	1,367,949,396	1,365,449,405	-	2,499,991
Industrials	679,369,819	671,066,153	-	8,303,666
Information Technology	2,715,358,440	2,567,682,288	43,518,254	104,157,898
Materials	204,509,624	204,509,624	-	-
Money Market Funds	115,395,479	115,395,479	-	-
Total Investments in Securities:	$ 8,233,391,735	$ 8,038,520,362	$ 73,441,156	$ 121,430,217
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 40,000,027
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	48,550,050
Cost of Purchases	15,607,821
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 104,157,898
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 48,550,050
Equities - Other Investments in Securities
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,193
Cost of Purchases	17,262,126
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 17,272,319
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 10,193

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.4%
Ireland	2.6%
Cayman Islands	2.2%
Canada	1.6%
Netherlands	1.5%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $110,875,884) - See accompanying schedule: Unaffiliated issuers (cost $6,770,625,623)	$ 8,117,996,256
Fidelity Central Funds (cost $115,395,479)	115,395,479
Total Investments (cost $6,886,021,102)		$ 8,233,391,735
Receivable for investments sold		106,149,920
Receivable for fund shares sold		5,459,968
Dividends receivable		2,477,402
Distributions receivable from Fidelity Central Funds		359,636
Prepaid expenses		21,381
Other receivables		47,673
Total assets		8,347,907,715

Liabilities
Payable to custodian bank	$ 2,045,016
Payable for investments purchased Regular delivery	97,211,101
Delayed delivery	4,999,997
Payable for fund shares redeemed	1,722,436
Accrued management fee	4,069,684
Other affiliated payables	575,117
Other payables and accrued expenses	94,551
Collateral on securities loaned, at value	115,395,479
Total liabilities		226,113,381

Net Assets		$ 8,121,794,334
Net Assets consist of:
Paid in capital		$ 6,679,198,928
Undistributed net investment income		2,064,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,154,046
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,347,377,040
Net Assets		$ 8,121,794,334

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Series Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($3,320,379,692 ÷ 276,781,365 shares)	$ 12.00

Class F: Net Asset Value, offering price and redemption price per share ($4,801,414,642 ÷ 400,133,452 shares)	$ 12.00

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 39,800,594
Income from Fidelity Central Funds		1,124,532
Total income		40,925,126

Expenses
Management fee Basic fee	$ 22,776,245
Performance adjustment	800,132
Transfer agent fees	2,866,192
Accounting and security lending fees	621,163
Custodian fees and expenses	104,191
Independent trustees' compensation	17,322
Audit	29,287
Legal	14,524
Interest	12,487
Miscellaneous	18,387
Total expenses before reductions	27,259,930
Expense reductions	(67,310)	27,192,620
Net investment income (loss)		13,732,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	125,420,906
Foreign currency transactions	(11,016)
Total net realized gain (loss)		125,409,890
Change in net unrealized appreciation (depreciation) on: Investment securities	535,875,181
Assets and liabilities in foreign currencies	6,257
Total change in net unrealized appreciation (depreciation)		535,881,438
Net gain (loss)		661,291,328
Net increase (decrease) in net assets resulting from operations		$ 675,023,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	For the period November 7, 2013 (commencement of operations) to July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,732,506	$ 20,153,236
Net realized gain (loss)	125,409,890	37,350,557
Change in net unrealized appreciation (depreciation)	535,881,438	811,495,602
Net increase (decrease) in net assets resulting from operations	675,023,834	868,999,395
Distributions to shareholders from net investment income	(23,623,473)	(7,849,502)
Distributions to shareholders from net realized gain	(69,954,848)	-
Total distributions	(93,578,321)	(7,849,502)
Share transactions - net increase (decrease)	(351,721,038)	7,030,919,966
Total increase (decrease) in net assets	229,724,475	7,892,069,859

Net Assets
Beginning of period	7,892,069,859	-
End of period (including undistributed net investment income of $2,064,320 and undistributed net investment income of $11,955,287, respectively)	$ 8,121,794,334	$ 7,892,069,859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Blue Chip Growth

	Six months ended January 31, 2015	Year ended July 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.02
Net realized and unrealized gain (loss)	.93	1.17
Total from investment operations	.94	1.19
Distributions from net investment income	(.02)	(.01)
Distributions from net realized gain	(.10)	-
Total distributions	(.12)	(.01)
Net asset value, end of period	$ 12.00	$ 11.18
Total ReturnB, C	8.45%	11.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%A	.74%A
Expenses net of fee waivers, if any	.76%A	.74%A
Expenses net of all reductions	.76%A	.74%A
Net investment income (loss)	.23%A	.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,320,380	$ 3,288,708
Portfolio turnover rateF	51% A	67% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to July 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2015	Year ended July 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.03
Net realized and unrealized gain (loss)	.93	1.17
Total from investment operations	.95	1.20
Distributions from net investment income	(.04)	(.01)
Distributions from net realized gain	(.10)	-
Total distributions	(.14)	(.01)
Net asset value, end of period	$ 12.00	$ 11.19
Total ReturnB, C	8.52%	12.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%A	.57%A
Expenses net of fee waivers, if any	.59%A	.57%A
Expenses net of all reductions	.59%A	.57%A
Net investment income (loss)	.40%A	.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,801,415	$ 4,603,361
Portfolio turnover rateF	51% A	67% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to July 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Blue Chip Growth and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/2015	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 121,430,217	Last transaction price	Transaction price	$6.13-$77.46/ $31.72	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/Sales multiple	2.8-6.0/4.4	Increase
			Premium rate	10.0%	Increase
			FCF yield	4.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,499,294,582
Gross unrealized depreciation	(165,298,636)
Net unrealized appreciation (depreciation) on securities	$ 1,333,995,946

Tax cost	$ 6,899,395,789

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,102,595,299 and $2,487,265,272, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on relative investment performance of Series Blue Chip Growth as compared to its benchmark index, the Russell 1000® Growth Index, over the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same 36 month performance period. The Fund's performance adjustment took effect in November, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Blue Chip Growth. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Blue Chip Growth	$ 2,866,192.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $31,005 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

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5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,028,742.35%		$ 12,487

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $13,651.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,643 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

security lending income during the period amounted to $1,105,282. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $67,274 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Series Blue Chip Growth expenses during the period in the amount of $36.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014A
From net investment income
Series Blue Chip Growth	$ 6,705,207	$ 2,859,214
Class F	16,918,266	4,990,288
Total	$ 23,623,473	$ 7,849,502
From net realized gain
Series Blue Chip Growth	$ 29,046,969	$ -
Class F	40,907,879	-
Total	$ 69,954,848	$ -

A For the period November 7, 2013 (commencement of operations) to July 31, 2014.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Series Blue Chip Growth
Shares sold	11,274,482	343,560,306 B	$ 130,336,601	$ 3,450,544,092 B
Reinvestment of distributions	3,044,141	280,041	35,752,176	2,859,214
Shares redeemed	(31,690,059)	(49,687,546)	(376,435,554)	(532,601,253)
Net increase (decrease)	(17,371,436)	294,152,801	$ (210,346,777)	$ 2,920,802,053

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Class F
Shares sold	31,925,820	468,726,617 B	$ 370,602,205	$ 4,729,291,768 B
Reinvestment of distributions	4,922,720	488,765	57,826,145	4,990,288
Shares redeemed	(48,067,328)	(57,863,142)	(569,802,611)	(624,164,143)
Net increase (decrease)	(11,218,788)	411,352,240	$ (141,374,261)	$ 4,110,117,913

A For the period November 7, 2013 (commencement of operations) to July 31, 2014.

B Amount includes in-kind exchanges.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

XS1-SANN-0315
1.967988.101

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past 6 months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Actual	.72%	$ 1,000.00	$ 1,056.60	$ 3.73
Hypothetical A		$ 1,000.00	$ 1,021.58	$ 3.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	4.2	0.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.9	0.9
Oracle Corp.	3.6	0.0
Medtronic PLC	3.5	0.0
Berkshire Hathaway, Inc. Class B	3.4	0.0
Google, Inc. Class A	3.2	0.0
Wells Fargo & Co.	3.2	1.9
EMC Corp.	2.9	0.0
Chevron Corp.	2.9	0.8
JPMorgan Chase & Co.	2.8	2.7
	33.6
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	26.6
Information Technology	19.8	13.0
Health Care	14.9	14.0
Consumer Discretionary	12.7	6.1
Energy	8.0	13.0
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 93.0%		Stocks 95.1%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.9%
* Foreign investments	22.3%	** Foreign investments	4.4%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Media - 7.0%
DIRECTV (a)	80,400	$ 6,856,512
Time Warner Cable, Inc.	70,100	9,542,713
Viacom, Inc. Class B (non-vtg.)	124,400	8,013,848
		24,413,073
Specialty Retail - 5.7%
AutoZone, Inc. (a)	16,000	9,551,360
Bed Bath & Beyond, Inc. (a)	61,800	4,620,786
GNC Holdings, Inc.	127,100	5,635,614
		19,807,760
TOTAL CONSUMER DISCRETIONARY		44,220,833
CONSUMER STAPLES - 1.6%
Beverages - 0.9%
C&C Group PLC	789,000	3,093,748
Food & Staples Retailing - 0.7%
Safeway, Inc.:
rights	48,800	4,392
rights	48,800	4,392
Tesco PLC	753,700	2,548,759
		2,557,543
TOTAL CONSUMER STAPLES		5,651,291
ENERGY - 8.0%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	4,458,400	4,276,103
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	98,135	10,061,782
Marathon Petroleum Corp.	86,300	7,990,517
Suncor Energy, Inc.	182,700	5,449,225
		23,501,524
TOTAL ENERGY		27,777,627
FINANCIALS - 26.4%
Banks - 7.9%
JPMorgan Chase & Co.	181,616	9,876,278
U.S. Bancorp	155,897	6,533,643
Wells Fargo & Co.	211,198	10,965,400
		27,375,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 2.6%
Fortress Investment Group LLC	610,700	$ 4,360,398
The Blackstone Group LP	128,600	4,801,924
		9,162,322
Consumer Finance - 1.4%
Capital One Financial Corp.	64,033	4,687,856
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	82,300	11,843,793
Insurance - 7.8%
ACE Ltd.	54,200	5,851,432
Allstate Corp.	92,900	6,483,491
Prudential PLC	359,979	8,751,231
The Travelers Companies, Inc.	60,700	6,241,174
		27,327,328
Real Estate Investment Trusts - 3.3%
American Capital Agency Corp.	205,100	4,419,905
Annaly Capital Management, Inc.	673,800	7,115,328
		11,535,233
TOTAL FINANCIALS		91,931,853
HEALTH CARE - 14.9%
Health Care Equipment & Supplies - 3.5%
Medtronic PLC	171,662	12,256,667
Health Care Providers & Services - 6.5%
Cigna Corp.	89,100	9,518,553
Express Scripts Holding Co. (a)	61,900	4,995,949
UnitedHealth Group, Inc.	75,000	7,968,750
		22,483,252
Pharmaceuticals - 4.9%
Sanofi SA sponsored ADR	76,100	3,507,449
Teva Pharmaceutical Industries Ltd. sponsored ADR	240,000	13,646,400
		17,153,849
TOTAL HEALTH CARE		51,893,768
INDUSTRIALS - 5.3%
Aerospace & Defense - 2.6%
United Technologies Corp.	78,800	9,044,664
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.0%
Deere & Co.	82,700	$ 7,045,213
Professional Services - 0.7%
Dun & Bradstreet Corp.	20,500	2,359,755
TOTAL INDUSTRIALS		18,449,632
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.4%
Cisco Systems, Inc.	323,585	8,531,319
Electronic Equipment & Components - 0.7%
Keysight Technologies, Inc. (a)	76,100	2,540,979
Internet Software & Services - 3.2%
Google, Inc. Class A (a)	20,700	11,127,285
IT Services - 2.8%
IBM Corp.	30,900	4,737,279
The Western Union Co.	291,400	4,953,800
		9,691,079
Software - 3.6%
Oracle Corp.	296,100	12,403,629
Technology Hardware, Storage & Peripherals - 7.1%
EMC Corp.	394,800	10,237,164
Samsung Electronics Co. Ltd.	11,720	14,433,053
		24,670,217
TOTAL INFORMATION TECHNOLOGY		68,964,508
MATERIALS - 3.1%
Chemicals - 3.1%
Agrium, Inc.	34,800	3,712,785
CF Industries Holdings, Inc.	23,300	7,115,354
		10,828,139
UTILITIES - 1.2%
Multi-Utilities - 1.2%
CMS Energy Corp.	112,900	4,259,717
TOTAL COMMON STOCKS (Cost $312,355,599)		323,977,368
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $23,047,967)	23,047,967	$ 23,047,967
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $335,403,566)		347,025,335
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,467,432
NET ASSETS - 100%		$ 348,492,767
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,489
Fidelity Securities Lending Cash Central Fund	3,884
Total	$ 12,373
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,220,833	$ 44,220,833	$ -	$ -
Consumer Staples	5,651,291	3,093,748	2,557,543	-
Energy	27,777,627	27,777,627	-	-
Financials	91,931,853	83,180,622	8,751,231	-
Health Care	51,893,768	51,893,768	-	-
Industrials	18,449,632	18,449,632	-	-
Information Technology	68,964,508	54,531,455	14,433,053	-
Materials	10,828,139	10,828,139	-	-
Utilities	4,259,717	4,259,717	-	-
Money Market Funds	23,047,967	23,047,967	-	-
Total Investments in Securities:	$ 347,025,335	$ 321,283,508	$ 25,741,827	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.7%
Ireland	4.4%
Korea (South)	4.2%
Israel	3.9%
United Kingdom	3.2%
Canada	2.7%
Switzerland	1.7%
Bermuda	1.2%
France	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $312,355,599)	$ 323,977,368
Fidelity Central Funds (cost $23,047,967)	23,047,967
Total Investments (cost $335,403,566)		$ 347,025,335
Cash		40,314
Receivable for investments sold		1,805,179
Receivable for fund shares sold		341,075
Dividends receivable		340,493
Distributions receivable from Fidelity Central Funds		2,464
Prepaid expenses		681
Other receivables		1,001
Total assets		349,556,542

Liabilities
Payable for investments purchased	$ 610,386
Payable for fund shares redeemed	193,346
Accrued management fee	155,134
Transfer agent fee payable	61,250
Other affiliated payables	11,408
Other payables and accrued expenses	32,251
Total liabilities		1,063,775

Net Assets		$ 348,492,767
Net Assets consist of:
Paid in capital		$ 417,723,565
Undistributed net investment income		2,934,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,786,833)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,621,581
Net Assets, for 21,984,819 shares outstanding		$ 348,492,767
Net Asset Value, offering price and redemption price per share ($348,492,767 ÷ 21,984,819 shares)		$ 15.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 3,422,124
Special dividends		2,866,372
Interest		5
Income from Fidelity Central Funds		12,373
Total income		6,300,874

Expenses
Management fee Basic fee	$ 926,838
Performance adjustment	(181,346)
Transfer agent fees	356,241
Accounting and security lending fees	65,708
Custodian fees and expenses	6,985
Independent trustees' compensation	714
Registration fees	9,206
Audit	33,148
Legal	855
Miscellaneous	965
Total expenses before reductions	1,219,314
Expense reductions	(446)	1,218,868
Net investment income (loss)		5,082,006
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,743,430
Foreign currency transactions	(40,136)
Futures contracts	6,346
Total net realized gain (loss)		18,709,640
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,662,524)
Assets and liabilities in foreign currencies	(173)
Total change in net unrealized appreciation (depreciation)		(5,662,697)
Net gain (loss)		13,046,943
Net increase (decrease) in net assets resulting from operations		$ 18,128,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,082,006	$ 4,422,152
Net realized gain (loss)	18,709,640	49,264,536
Change in net unrealized appreciation (depreciation)	(5,662,697)	(4,025,531)
Net increase (decrease) in net assets resulting from operations	18,128,949	49,661,157
Distributions to shareholders from net investment income	(4,830,518)	(2,139,474)
Share transactions Proceeds from sales of shares	41,516,059	137,673,635
Reinvestment of distributions	4,701,954	2,081,150
Cost of shares redeemed	(40,849,645)	(139,310,785)
Net increase (decrease) in net assets resulting from share transactions	5,368,368	444,000
Total increase (decrease) in net assets	18,666,799	47,965,683

Net Assets
Beginning of period	329,825,968	281,860,285
End of period (including undistributed net investment income of $2,934,454 and undistributed net investment income of $2,682,966, respectively)	$ 348,492,767	$ 329,825,968
Other Information Shares
Sold	2,633,339	9,827,800
Issued in reinvestment of distributions	302,238	150,333
Redeemed	(2,620,657)	(9,464,241)
Net increase (decrease)	314,920	513,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 13.32	$ 10.26	$ 10.86	$ 9.82	$ 8.95
Income from Investment Operations
Net investment income (loss) D	.24 J	.18	.18	.18	.14	.10
Net realized and unrealized gain (loss)	.62	1.81	3.17	(.62)	1.04	.90
Total from investment operations	.86	1.99	3.35	(.44)	1.18	1.00
Distributions from net investment income	(.23)	(.09)	(.29)	(.16)	(.14)	(.13)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.23)	(.09)	(.29)	(.16)	(.14) I	(.13)
Net asset value, end of period	$ 15.85	$ 15.22	$ 13.32	$ 10.26	$ 10.86	$ 9.82
Total ReturnB, C	5.66%	14.99%	33.33%	(3.95)%	12.14%	11.20%
Ratios to Average Net AssetsE, G
Expenses before reductions	.72% A	.66%	.64%	.77%	.75%	.87%
Expenses net of fee waivers, if any	.72% A	.66%	.64%	.77%	.75%	.87%
Expenses net of all reductions	.72% A	.66%	.62%	.76%	.74%	.86%
Net investment income (loss)	3.02% A,J	1.28%	1.58%	1.76%	1.31%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,493	$ 329,826	$ 281,860	$ 238,132	$ 433,047	$ 324,913
Portfolio turnover rate F	233% A	102% H	88%	102%	141%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.005 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,821,005
Gross unrealized depreciation	(12,647,710)
Net unrealized appreciation (depreciation) on securities	$ 8,173,295

Tax cost	$ 338,852,040

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (41,508,774)
2018	(55,500,128)
Total capital loss carryforward	$ (97,008,902)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $6,346 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $377,220,370 and $379,781,805, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,967 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $231 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,884. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $174 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $267.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BCV-USAN-0315
1.789732.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 25, 2015